UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4707

Fidelity Advisor Series II
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2011

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Strategic Income
Fund - Class A, Class T, Class B
and Class C

Annual Report

December 31, 2011

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

Dear Shareholder:

(The Chairman's photo appears here.)

The investment environment in 2011 was characterized by a number of headline events, most notably the early-August decision by Standard & Poor's to lower the long-term sovereign credit rating of the United States. The historic downgrade followed a stalemate in which Congress struggled to address the debt ceiling, heightening investor anxiety and within a matter of days wiping out a solid first-half advance that was largely driven by encouraging corporate earnings and economic activity. At the same time, investors were becoming increasingly concerned about the sovereign debt crisis in Europe and its potential to derail the U.S. economy, as well as persistently high unemployment. The combination of these factors set off a wave of unusually high volatility that lasted until late in the year, with wide weekly, and even daily, swings fueled largely by the latest developments coming out of the eurozone.

Against this backdrop, equities struggled to gain any significant momentum in the second half, and finished 2011 with only a modest gain, due in part to a strong October. High-grade bonds, meanwhile, benefited from periodic flights to quality and turned in a solid performance, paced by municipal issues and Treasuries.

Financial markets are difficult to predict, of course, but you can help put the odds in your favor by following these time-tested investment principles. One of the basic tenets is to invest according to your time horizon. For long-term investors, riding out the markets' inevitable ups and downs has proven much more effective than making decisions based on short-term developments. If your goal is approaching, you can also benefit from patience and restraint, rather than attempting to time the market.

Asset allocation is another principle to manage risk. As you spread your portfolio among the asset classes, be sure to consider your time horizon, risk tolerance and investment objectives. After deciding on a suitable allocation strategy, make sure your portfolio is adequately diversified, with exposure to stocks of small-, mid- and large-cap companies in a range of sectors, for example.

Lastly, investing a certain amount of money on a regular basis - a principle known as dollar-cost averaging - can help lower the average cost of your purchases, while also giving you the discipline to avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to learn more by visiting us on the Internet, dropping by one of our Investor Centers or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The Chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended December 31, 2011	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge)	0.29%	6.26%	7.84%
Class T (incl. 4.00% sales charge)	0.30%	6.27%	7.81%
Class B (incl. contingent deferred sales charge) A	-1.15%	6.05%	7.73%
Class C (incl. contingent deferred sales charge) B	2.73%	6.34%	7.44%

A Class B shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 5%, 2% and 0%, respectively.

B Class C shares' contingent deferred sales charge included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Strategic Income Fund - Class A on December 31, 2001, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how The BofA Merrill LynchSM US High Yield Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Market volatility took center stage during the 12 months ending December 31, 2011, stealing the spotlight from an improving global economy. Earlier in the year, aggressive monetary stimulus by the U.S. federal government, improving credit-market conditions and solid corporate earnings buoyed fixed-income asset prices. As the period progressed, however, fresh worries about sovereign debt in Europe, inflation in China, gridlock over raising the debt ceiling in the U.S. - along with Standard & Poor's subsequent downgrade of the nation's long-term sovereign credit rating - and a dimmed outlook for global growth punctured investor confidence and ignited volatility. Higher-quality fixed-income investments benefited from a rotation out of riskier asset classes during the spring and ended up outpacing their higher-yielding counterparts for the year. Accordingly, the Barclays Capital® U.S. Government Bond Index led the way with a gain of 9.02%, while the The BofA Merrill LynchSM US High Yield Constrained Index returned 4.37%. Hampered by financial woes in Europe, the sovereign debt of major economies outside the U.S., as represented by the Citigroup® Non-USD Group-of-Seven (G7) Equal Weighted Index, rose 4.86%, while the JPMorgan Emerging Markets Bond Index Global (EMBI Global) advanced 8.46%, despite the head wind of an appreciating U.S. dollar, which hindered results.

Comments from Joanna Bewick and Christopher Sharpe, Lead Co-Portfolio Managers of Fidelity Advisor® Strategic Income Fund: For the year, the fund's Class A, Class T, Class B and Class C shares rose 4.47%, 4.48%, 3.72% and 3.71%, respectively (excluding sales charges), underperforming the 6.59% return of the Fidelity Strategic Income Composite Index. On balance, asset allocation modestly detracted from the fund's relative return. The biggest drag on performance, however, came from security selection within the subportfolios. The high-yield debt sleeve fell short of its benchmark and was the largest relative detractor, mainly due to unsuccessful security selection in the telecommunications and automotive/auto parts industries. The emerging-markets debt subportfolio had a particularly challenging third quarter and ended the period short of its index. Unfavorable market positioning more than offset positive security selection in the sleeve overall. Our U.S. government debt subportfolio delivered the biggest absolute return, but modestly trailed its benchmark, with sector selection hurting performance. Lastly, the developed-markets debt sleeve modestly lagged its index. Positive security selection in France, Japan and Italy was offset by weak picks in Canada and non-index stakes in the Netherlands and Belgium.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During Period* July 1, 2011 to December 31, 2011
Class A	.98%
Actual		$ 1,000.00	$ 1,001.80	$ 4.94
HypotheticalA		$ 1,000.00	$ 1,020.27	$ 4.99
Class T	.98%
Actual		$ 1,000.00	$ 1,001.90	$ 4.94
HypotheticalA		$ 1,000.00	$ 1,020.27	$ 4.99
Class B	1.68%
Actual		$ 1,000.00	$ 998.30	$ 8.46
HypotheticalA		$ 1,000.00	$ 1,016.74	$ 8.54
Class C	1.72%
Actual		$ 1,000.00	$ 998.90	$ 8.67
HypotheticalA		$ 1,000.00	$ 1,016.53	$ 8.74
Institutional Class	.75%
Actual		$ 1,000.00	$ 1,002.90	$ 3.79
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.82

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Top Five Holdings as of December 31, 2011
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	19.2	17.0
Japan Government	2.3	2.4
German Federal Republic	2.3	1.4
United Kingdom, Great Britain and Northern Ireland	2.1	1.9
Canadian Government	2.0	2.3
	27.9
Top Five Market Sectors as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	6.2	6.3
Financials	5.8	8.9
Telecommunication Services	5.3	7.0
Consumer Discretionary	4.9	5.2
Industrials	4.4	4.5
Quality Diversification (% of fund's net assets)
As of December 31, 2011	As of June 30, 2011
U.S. Government and U.S. Government Agency Obligations† 28.4%	U.S. Government and U.S. Government Agency Obligations† 25.2%
AAA,AA,A 14.5%	AAA,AA,A 12.8%
BBB 4.3%	BBB 4.9%
BB 14.1%	BB 12.8%
B 23.1%	B 25.6%
CCC,CC,C 4.9%	CCC,CC,C 5.6%
Not Rated 2.4%	Not Rated 3.1%
Equities 0.7%	Equities 1.7%
Short-Term Investments and Net Other Assets 7.6%	Short-Term Investments and Net Other Assets 8.3%

† Includes FDIC Guaranteed Corporate Securities and NCUA Guaranteed Notes

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of December 31, 2011 *		As of June 30, 2011 **
	Preferred Securities 0.3%		Preferred Securities 0.0%
	Corporate Bonds 34.7%		Corporate Bonds 36.9%
	U.S. Government and U.S. Government Agency Obligations† 28.4%		U.S. Government and U.S. Government Agency Obligations† 25.2%
	Foreign Government & Government Agency Obligations 22.8%		Foreign Government & Government Agency Obligations 21.6%
	Floating Rate Loans 5.3%		Floating Rate Loans 6.1%
	Stocks 0.7%		Stocks 1.7%
	Other Investments 0.2%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets 7.6%		Short-Term Investments and Net Other Assets 8.3%
* Foreign investments	33.8%	** Foreign investments	33.4%
* Futures and Swaps	1.7%	** Futures and Swaps	1.1%
† Includes FDIC Guaranteed Corporate Securities and NCUA Guaranteed Notes

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Annual Report

Investments December 31, 2011

Showing Percentage of Net Assets

Corporate Bonds - 34.6%
		Principal Amount (000s) (e)	Value (000s)
Convertible Bonds - 0.7%
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.1%
TRW Automotive, Inc. 3.5% 12/1/15		$ 8,595	$ 11,582
ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 3.25% 12/15/25		2,640	2,640
Oil, Gas & Consumable Fuels - 0.2%
Chesapeake Energy Corp.:
2.5% 5/15/37		15,880	14,119
2.5% 5/15/37		4,310	3,866
			17,985
TOTAL ENERGY			20,625
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Lucent Technologies, Inc. 2.875% 6/15/25		5,410	4,720
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
NII Holdings, Inc. 3.125% 6/15/12		29,220	29,403
TOTAL CONVERTIBLE BONDS			66,330
Nonconvertible Bonds - 33.9%
CONSUMER DISCRETIONARY - 3.6%
Auto Components - 0.5%
Affinia Group, Inc.:
9% 11/30/14		5,140	5,089
10.75% 8/15/16 (h)		1,813	1,967
Cooper Standard Auto, Inc. 8.5% 5/1/18		1,775	1,828
Dana Holding Corp.:
6.5% 2/15/19		3,770	3,808
6.75% 2/15/21		1,560	1,576
Delphi Corp.:
5.875% 5/15/19 (h)		4,885	4,958
6.125% 5/15/21 (h)		4,535	4,603
Exide Technologies 8.625% 2/1/18		2,135	1,655
International Automotive Components Group SA 9.125% 6/1/18 (h)		5,245	4,668
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Auto Components - continued
Lear Corp.:
7.875% 3/15/18		$ 1,380	$ 1,504
8.125% 3/15/20		1,530	1,683
RSC Equipment Rental, Inc. 10% 7/15/17 (h)		2,610	3,015
Stoneridge, Inc. 9.5% 10/15/17 (h)		2,330	2,388
Tenneco, Inc.:
6.875% 12/15/20		6,205	6,391
7.75% 8/15/18		1,545	1,560
The Goodyear Tire & Rubber Co. 10.5% 5/15/16		3,117	3,444
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (h)		4,917	4,947
			55,084
Automobiles - 0.1%
Automotores Gildemeister SA 8.25% 5/24/21 (h)		2,240	2,285
General Motors Corp.:
6.75% 5/1/28 (d)		10,670	71
7.125% 7/15/13 (d)		1,605	11
7.2% 1/15/11 (d)		4,015	27
7.4% 9/1/25 (d)		500	3
7.7% 4/15/16 (d)		7,804	52
8.25% 7/15/23 (d)		4,845	32
8.375% 7/15/33 (d)		7,015	47
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (h)		3,970	4,124
			6,652
Diversified Consumer Services - 0.0%
Mac-Gray Corp. 7.625% 8/15/15		453	464
Hotels, Restaurants & Leisure - 0.8%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (h)	BRL	8,125	4,470
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		4,365	4,736
Landry's Restaurants, Inc.:
11.625% 12/1/15		1,385	1,458
11.625% 12/1/15 (h)		1,000	1,053
MCE Finance Ltd. 10.25% 5/15/18		7,675	8,366
MGM Mirage, Inc.:
6.625% 7/15/15		1,265	1,202
10% 11/1/16		4,265	4,436
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM Mirage, Inc.: - continued
10.375% 5/15/14		$ 1,535	$ 1,750
Mohegan Tribal Gaming Authority 6.875% 2/15/15		2,333	1,038
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind (h)(m)		12,530	10,651
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (h)		2,745	2,903
NCL Corp. Ltd. 9.5% 11/15/18		1,450	1,501
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (h)		1,135	1,109
Roadhouse Financing, Inc. 10.75% 10/15/17		4,080	3,896
Seven Seas Cruises S de RL LLC 9.125% 5/15/19 (h)		670	677
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (h)		1,540	862
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 8.625% 4/15/16 (h)		580	590
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15		1,970	2,182
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (h)		863	470
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20		22,030	24,233
			77,583
Household Durables - 0.8%
Jarden Corp. 6.125% 11/15/22		3,220	3,309
Reliance Intermediate Holdings LP 9.5% 12/15/19 (h)		6,915	7,330
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21 (h)		6,200	6,076
7.125% 4/15/19 (h)		12,480	12,605
7.875% 8/15/19 (h)		6,920	7,162
8.25% 2/15/21 (h)		21,645	18,939
9% 5/15/18 (h)		445	423
9% 4/15/19 (h)		17,465	16,461
9.875% 8/15/19 (h)		2,395	2,311
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Sealy Mattress Co. 10.875% 4/15/16 (h)		$ 1,412	$ 1,543
Standard Pacific Corp.:
8.375% 5/15/18		2,255	2,148
8.375% 1/15/21		4,340	4,101
			82,408
Leisure Equipment & Products - 0.1%
Cedar Fair LP/Magnum Management Corp. 9.125% 8/1/18		7,710	8,355
Eastman Kodak Co. 10.625% 3/15/19 (h)		3,435	2,611
Easton-Bell Sports, Inc. 9.75% 12/1/16		1,505	1,638
			12,604
Media - 0.8%
Bresnan Broadband Holdings LLC 8% 12/15/18 (h)		2,255	2,345
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (h)		9,330	9,936
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16		3,718	4,295
Checkout Holding Corp. 0% 11/15/15 (h)		3,310	1,655
DISH DBS Corp. 6.75% 6/1/21		9,370	10,049
EchoStar Communications Corp. 7.125% 2/1/16		18,425	19,853
Gray Television, Inc. 10.5% 6/29/15		1,985	1,876
Houghton Mifflin Harcourt Publishing Co. 10.5% 6/1/19 (h)		4,625	2,821
Liberty Media Corp. 8.5% 7/15/29		6,535	6,339
Livent, Inc. yankee 9.375% 10/15/04 (d)		300	0
MDC Partners, Inc. 11% 11/1/16		845	887
MediMedia USA, Inc. 11.375% 11/15/14 (h)		850	748
ONO Finance II PLC 10.875% 7/15/19 (h)		1,165	1,037
Satelites Mexicanos SA de CV 9.5% 5/15/17		1,270	1,295
Sheridan Group, Inc. 12.5% 4/15/14		2,986	2,628
Sinclair Television Group, Inc. 8.375% 10/15/18		3,550	3,599
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		3,600	3,609
UPCB Finance V Ltd. 7.25% 11/15/21 (h)		4,555	4,612
Videotron Ltd. 6.875% 1/15/14		334	335
			77,919
Specialty Retail - 0.3%
Asbury Automotive Group, Inc. 8.375% 11/15/20		1,455	1,491
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Claire's Stores, Inc. 8.875% 3/15/19		$ 1,770	$ 1,345
Michaels Stores, Inc. 7.75% 11/1/18		10,750	10,750
Sally Holdings LLC 6.875% 11/15/19 (h)		3,305	3,454
Sonic Automotive, Inc. 9% 3/15/18		9,150	9,516
Spencer Spirit Holdings, Inc./Spencer Gifts LLC/Spirit Halloween Superstores 11% 5/1/17 (h)		2,770	2,756
			29,312
Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands, Inc. 6.375% 12/15/20		7,350	7,479
Levi Strauss & Co.:
7.625% 5/15/20		9,350	9,467
8.875% 4/1/16		1,650	1,708
Polymer Group, Inc. 7.75% 2/1/19 (h)		1,575	1,630
			20,284
TOTAL CONSUMER DISCRETIONARY			362,310
CONSUMER STAPLES - 0.9%
Beverages - 0.0%
Cerveceria Nacional Dominicana C por A:
8% 3/27/14 (Reg. S)		780	803
16% 3/27/12 (h)		2,372	1,929
			2,732
Food & Staples Retailing - 0.4%
BFF International Ltd. 7.25% 1/28/20 (h)		3,355	3,699
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (h)		4,655	4,678
Grifols, Inc. 8.25% 2/1/18		4,920	5,141
Rite Aid Corp.:
8% 8/15/20		7,350	8,177
9.375% 12/15/15		5,170	4,976
9.5% 6/15/17		2,760	2,498
9.75% 6/12/16		3,670	4,000
10.25% 10/15/19		1,835	2,023
			35,192
Food Products - 0.4%
Bumble Bee Acquisition Corp. 9% 12/15/17 (h)		5,592	5,676
Darling International, Inc. 8.5% 12/15/18		1,130	1,251
Dean Foods Co. 9.75% 12/15/18		7,250	7,730
Gruma SAB de CV 7.75% (Reg. S) (i)		5,045	5,045
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Harbinger Group, Inc. 10.625% 11/15/15		$ 2,645	$ 2,585
Hines Nurseries, Inc. 10.25% 10/1/49 (d)		370	4
JBS USA LLC/JBS USA Finance, Inc. 11.625% 5/1/14		5,200	5,895
MHP SA 10.25% 4/29/15 (h)		4,025	3,582
Michael Foods, Inc. 9.75% 7/15/18		1,885	1,984
Smithfield Foods, Inc. 10% 7/15/14		5,540	6,454
			40,206
Household Products - 0.0%
Spectrum Brands Holdings, Inc. 9.5% 6/15/18 (h)		2,890	3,121
Personal Products - 0.1%
Elizabeth Arden, Inc. 7.375% 3/15/21		1,560	1,638
NBTY, Inc. 9% 10/1/18		5,005	5,443
Revlon Consumer Products Corp. 9.75% 11/15/15		3,875	4,127
			11,208
TOTAL CONSUMER STAPLES			92,459
ENERGY - 6.0%
Energy Equipment & Services - 0.3%
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (h)		5,735	5,964
Complete Production Services, Inc. 8% 12/15/16		2,530	2,631
Forbes Energy Services Ltd. 9% 6/15/19		3,755	3,511
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (h)		3,970	4,129
Oil States International, Inc. 6.5% 6/1/19		3,855	3,942
Pioneer Drilling Co. 9.875% 3/15/18		3,410	3,546
Precision Drilling Corp. 6.5% 12/15/21 (h)		940	945
Pride International, Inc. 6.875% 8/15/20		3,150	3,699
Trinidad Drilling Ltd. 7.875% 1/15/19 (h)		1,615	1,663
			30,030
Oil, Gas & Consumable Fuels - 5.7%
Afren PLC 11.5% 2/1/16 (h)		2,175	2,132
Alpha Natural Resources, Inc.:
6% 6/1/19		13,625	13,148
6.25% 6/1/21		6,910	6,668
Arch Coal, Inc. 7.25% 10/1/20		1,670	1,708
ATP Oil & Gas Corp. 11.875% 5/1/15		32,370	21,445
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Berry Petroleum Co.:
8.25% 11/1/16		$ 2,930	$ 3,047
10.25% 6/1/14		2,220	2,514
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/1/19 (h)		3,750	3,638
Carrizo Oil & Gas, Inc. 8.625% 10/15/18		9,835	9,933
Chaparral Energy, Inc. 9.875% 10/1/20		1,845	1,965
Chesapeake Energy Corp.:
6.125% 2/15/21		7,750	7,886
6.875% 11/15/20		12,030	12,872
Chesapeake Midstream Partners LP/CHKM Finance Corp. 5.875% 4/15/21 (h)		2,400	2,400
Clayton Williams Energy, Inc. 7.75% 4/1/19 (h)		5,160	4,928
Concho Resources, Inc.:
6.5% 1/15/22		6,135	6,350
7% 1/15/21		2,855	3,065
CONSOL Energy, Inc.:
8% 4/1/17		6,470	7,068
8.25% 4/1/20		6,645	7,310
Continental Resources, Inc.:
7.125% 4/1/21		2,540	2,743
8.25% 10/1/19		885	974
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19 (h)		2,235	2,174
Crosstex Energy L.P./Crosstex Energy Finance Corp. 8.875% 2/15/18		4,920	5,332
Denbury Resources, Inc.:
8.25% 2/15/20		3,877	4,323
9.75% 3/1/16		1,660	1,830
DTEK Finance BV 9.5% 4/28/15 (h)		3,010	2,742
Eagle Rock Energy Partners LP / Eagle Rock Energy Finance Corp. 8.375% 6/1/19 (h)		5,125	5,125
Energy Partners Ltd. 8.25% 2/15/18		6,600	6,303
Energy Transfer Equity LP 7.5% 10/15/20		10,210	11,154
Energy XXI Gulf Coast, Inc. 9.25% 12/15/17		12,735	13,817
EXCO Resources, Inc. 7.5% 9/15/18		8,000	7,520
Goodrich Petroleum Corp. 8.875% 3/15/19 (h)		3,485	3,468
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (h)		$ 3,335	$ 3,335
7% 5/5/20 (h)		4,100	4,305
8.375% 7/2/13 (h)		3,080	3,237
9.125% 7/2/18 (h)		4,825	5,561
11.75% 1/23/15 (h)		4,880	5,710
LINN Energy LLC/LINN Energy Finance Corp.:
7.75% 2/1/21		19,190	19,862
8.625% 4/15/20		14,410	15,635
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
6.25% 6/15/22		9,605	9,989
6.75% 11/1/20		1,880	1,965
Newfield Exploration Co. 6.875% 2/1/20		12,875	13,744
Northern Tier Energy LLC/Northern Tier Finance Corp. 10.5% 12/1/17 (h)		4,575	4,895
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (h)		14,160	13,877
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (h)		7,874	7,894
Pan American Energy LLC 7.875% 5/7/21 (h)		3,445	3,531
Peabody Energy Corp.:
6% 11/15/18 (h)		11,475	11,705
6.25% 11/15/21 (h)		11,475	11,819
7.875% 11/1/26		5,640	6,049
Pemex Project Funding Master Trust:
5.75% 3/1/18		5,050	5,517
6.625% 6/15/35		8,670	9,754
Petrobras International Finance Co. Ltd.:
6.875% 1/20/40		3,175	3,620
8.375% 12/10/18		3,665	4,453
Petrohawk Energy Corp. 7.875% 6/1/15		22,900	24,389
Petroleos de Venezuela SA:
4.9% 10/28/14		22,150	17,332
5% 10/28/15		2,835	2,013
5.375% 4/12/27		18,265	8,904
5.5% 4/12/37		13,370	6,384
8% 11/17/13		4,785	4,534
8.5% 11/2/17 (h)		45,245	34,160
12.75% 2/17/22 (h)		18,475	15,473
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos:
5.5% 1/21/21		$ 4,720	$ 5,133
6% 3/5/20		2,990	3,371
6.5% 6/2/41		2,090	2,351
6.5% 6/2/41 (h)		2,185	2,447
6.625% (h)(i)		14,095	14,165
8% 5/3/19		2,695	3,362
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		2,192	2,148
Petroleum Development Corp. 12% 2/15/18		4,390	4,763
Pioneer Natural Resources Co. 7.5% 1/15/20		8,285	9,652
PT Adaro Indonesia 7.625% 10/22/19 (h)		1,859	2,036
PT Pertamina Persero:
5.25% 5/23/21 (h)		3,185	3,249
6.5% 5/27/41 (h)		2,320	2,384
Quicksilver Resources, Inc. 11.75% 1/1/16		5,045	5,688
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18		6,445	6,735
Rosetta Resources, Inc. 9.5% 4/15/18		3,565	3,850
Southern Star Central Corp. 6.75% 3/1/16		1,560	1,587
Southwestern Energy Co. 7.5% 2/1/18		2,460	2,835
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.875% 2/1/21 (h)		2,785	2,785
11.25% 7/15/17		4,265	4,766
Teekay Corp. 8.5% 1/15/20		3,695	3,566
Tennessee Gas Pipeline Co.:
7% 10/15/28		550	631
7.625% 4/1/37		1,035	1,233
8.375% 6/15/32		1,155	1,463
Venoco, Inc.:
8.875% 2/15/19		7,315	6,474
11.5% 10/1/17		5,185	5,237
WPX Energy, Inc. 6% 1/15/22 (h)		7,035	7,088
YPF SA 10% 11/2/28		1,725	1,889
			576,116
TOTAL ENERGY			606,146
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - 5.0%
Capital Markets - 0.1%
Equinox Holdings, Inc. 9.5% 2/1/16 (h)		$ 5,755	$ 5,913
HSBC Bank PLC:
3.875% 10/24/18	EUR	1,000	1,324
5.75% 6/27/17 (f)	GBP	1,130	1,747
Penson Worldwide, Inc. 12.5% 5/15/17 (h)		3,580	2,148
			11,132
Commercial Banks - 1.2%
African Export-Import Bank 8.75% 11/13/14		1,920	2,059
Akbank T.A.S. 5.125% 7/22/15 (h)		5,045	4,856
Banco Nacional de Desenvolvimento Economico e Social:
5.5% 7/12/20 (h)		2,705	2,935
6.5% 6/10/19 (h)		1,280	1,459
BBVA Paraguay SA 9.75% 2/11/16 (h)		4,480	4,704
CIT Group, Inc.:
7% 5/1/15		0 *	0 *
7% 5/4/15 (h)		2,780	2,773
7% 5/1/16		1	1
7% 5/2/16 (h)		793	789
7% 5/1/17		1	1
7% 5/2/17 (h)		25,667	25,507
Co-Operative Bank PLC 4.75% 11/11/21	GBP	2,100	3,241
Development Bank of Kazakhstan JSC 5.5% 12/20/15 (h)		2,890	2,847
Development Bank of Philippines 8.375% (i)(m)		6,440	6,891
Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		3,585	3,262
Export-Import Bank of India 0.6957% 6/7/12 (m)	JPY	170,000	2,195
HSBK (Europe) BV:
7.25% 5/3/17 (h)		5,550	5,370
9.25% 10/16/13 (h)		5,735	5,993
International Bank for Reconstruction & Development:
8% 6/20/13	NGN	166,000	943
8.2% 12/12/12	NGN	920,000	5,357
Nordea Bank Finland PLC 2.25% 11/16/15	EUR	5,250	6,865
RSHB Capital SA 6% 6/3/21 (h)		2,155	1,886
Svenska Handelsbanken AB 4.375% 10/20/21	EUR	4,700	6,250
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (f)		$ 5,375	$ 3,601
Trade & Development Bank of Mongolia LLC 8.5% 10/25/13		1,965	1,867
Turkiye Garanti Bankasi A/S 2.9092% 4/20/16 (h)(m)		3,700	3,316
Turkiye Is Bankasi A/S 5.1% 2/1/16 (h)		3,770	3,657
US Bank NA 4.375% 2/28/17 (m)	EUR	1,600	1,916
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		11,335	11,278
			121,819
Consumer Finance - 1.2%
Ally Financial, Inc.:
3.6492% 2/11/14 (m)		14,765	13,953
7.5% 9/15/20		10,825	10,933
8% 3/15/20		17,640	18,081
Ford Motor Credit Co. LLC:
5.875% 8/2/21		8,265	8,611
12% 5/15/15		12,770	15,579
General Motors Acceptance Corp. 8% 11/1/31		7,330	6,918
GMAC LLC:
6.75% 12/1/14		2,965	2,980
8% 11/1/31		46,508	44,415
			121,470
Diversified Financial Services - 2.2%
Aquarius Investments Luxemburg 8.25% 2/18/16		3,550	3,532
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		5,950	5,147
BP Capital Markets PLC:
3.83% 10/6/17	EUR	2,750	3,782
4.325% 12/10/18	GBP	4,350	7,228
Bumble Bee Holdco SCA 9.625% 3/15/18 pay-in-kind (h)(m)		3,215	2,861
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		10,200	10,328
7.375% 6/1/20		5,685	5,955
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
CCO Holdings LLC/CCO Holdings Capital Corp.: - continued
7.875% 4/30/18		$ 2,920	$ 3,113
8.125% 4/30/20		6,955	7,616
CDW LLC/CDW Finance Corp. 8.25% 12/15/18 (f)		1,590	1,658
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	220	408
8.151% 12/31/30	GBP	475	991
Fibria Overseas Finance Ltd. 7.5% 5/4/20 (h)		2,250	2,188
FireKeepers Development Authority 13.875% 5/1/15 (h)		1,600	1,816
General Motors Financial Co., Inc. 6.75% 6/1/18 (h)		6,140	6,263
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (h)		4,195	4,373
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		14,795	15,350
8% 1/15/18		28,262	29,392
Indo Energy Finance BV 7% 5/7/18 (h)		2,115	2,115
Kreditanstalt fuer Wiederaufbau 5.75% 6/7/32	GBP	1,700	3,482
Landry's Acquisition Co. 11.625% 12/1/15 (h)		2,285	2,411
Landrys Holdings, Inc. 11.5% 6/1/14 (h)		3,230	3,165
NCO Group, Inc. 11.875% 11/15/14		2,185	2,054
Offshore Group Investment Ltd. 11.5% 8/1/15		10,220	11,089
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (h)		3,640	3,613
Reynolds Group DL Escrow LLC 8.75% 10/15/16 (h)		3,593	3,782
Steel Capital SA Ln Partner Net Program 6.25% 7/26/16 (h)		3,925	3,660
T2 Capital Finance Co. SA 6.95% 2/6/17 (Reg. S) (f)		3,525	3,507
TMK Capital SA 7.75% 1/27/18		2,650	2,259
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18		11,580	13,172
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 8.125% 12/1/17 (h)		7,210	7,625
UPCB Finance III Ltd. 6.625% 7/1/20 (h)		3,795	3,719
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Vnesheconombank Via VEB Finance PLC 6.8% 11/22/25 (h)		$ 2,565	$ 2,482
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (h)(m)		20,060	13,887
WM Finance Corp. 11.5% 10/1/18 (h)		15,140	14,951
Zhaikmunai Finance BV 10.5% 10/19/15 (h)		7,545	7,319
			216,293
Insurance - 0.0%
CNO Financial Group, Inc. 9% 1/15/18 (h)		2,935	3,082
USI Holdings Corp. 4.3322% 11/15/14 (h)(m)		920	840
			3,922
Real Estate Investment Trusts - 0.2%
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21		7,955	7,885
Omega Healthcare Investors, Inc.:
6.75% 10/15/22		8,390	8,537
7.5% 2/15/20		4,860	5,200
			21,622
Real Estate Management & Development - 0.1%
CB Richard Ellis Services, Inc. 6.625% 10/15/20		5,565	5,704
Realogy Corp.:
7.875% 2/15/19 (h)		4,395	3,824
12% 4/15/17		2,748	2,144
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		845	872
			12,544
TOTAL FINANCIALS			508,802
HEALTH CARE - 3.5%
Health Care Equipment & Supplies - 0.1%
Chiron Merger Sub, Inc. 10.5% 11/1/18 (h)		14,405	14,117
Health Care Providers & Services - 2.5%
Apria Healthcare Group, Inc. 11.25% 11/1/14		7,720	8,029
Community Health Systems, Inc. 8% 11/15/19 (h)		13,255	13,189
CRC Health Group, Inc. 10.75% 2/1/16		1,880	1,791
DaVita, Inc.:
6.375% 11/1/18		12,740	13,090
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
DaVita, Inc.: - continued
6.625% 11/1/20		$ 3,875	$ 4,001
Emergency Medical Services Corp. 8.125% 6/1/19		6,200	6,185
ExamWorks Group, Inc. 9% 7/15/19 (h)		3,125	2,828
Gentiva Health Services, Inc. 11.5% 9/1/18		5,710	4,654
HCA Holdings, Inc. 7.75% 5/15/21		38,425	38,425
HCA, Inc.:
6.5% 2/15/16		4,220	4,262
6.5% 2/15/20		9,920	10,329
7.25% 9/15/20		38,835	40,874
7.5% 2/15/22		12,110	12,413
8% 10/1/18		1,365	1,437
Health Management Associates, Inc. 7.375% 1/15/20 (h)		2,985	3,060
HealthSouth Corp. 8.125% 2/15/20		7,395	7,441
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19		13,245	11,556
InVentiv Health, Inc. 10% 8/15/18 (h)		905	810
Kindred Healthcare, Inc. 8.25% 6/1/19		2,030	1,705
LifePoint Hospitals, Inc. 6.625% 10/1/20		6,780	7,026
ResCare, Inc. 10.75% 1/15/19		2,735	2,827
Rotech Healthcare, Inc.:
10.5% 3/15/18		2,475	1,906
10.75% 10/15/15		4,075	3,973
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		1,200	1,212
Skilled Healthcare Group, Inc. 11% 1/15/14		3,652	3,433
Tenet Healthcare Corp. 6.25% 11/1/18 (h)		38,116	38,783
UHS Escrow Corp. 7% 10/1/18		1,020	1,049
United Surgical Partners International, Inc. 8.875% 5/1/17		895	902
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 7.75% 2/1/19		4,295	4,123
Vanguard Health Systems, Inc. 0% 2/1/16		241	149
			251,462
Health Care Technology - 0.1%
ConvaTec Healthcare ESA 10.5% 12/15/18 (h)		4,860	4,338
Pharmaceuticals - 0.8%
Elan Finance PLC/Elan Finance Corp. 8.75% 10/15/16		5,775	6,122
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Leiner Health Products, Inc. 11% 6/1/12 (d)		$ 1,885	$ 94
Mylan, Inc.:
6% 11/15/18 (h)		10,955	11,297
7.625% 7/15/17 (h)		3,900	4,193
7.875% 7/15/20 (h)		7,040	7,779
Valeant Pharmaceuticals International:
6.75% 8/15/21 (h)		20,465	19,851
6.875% 12/1/18 (h)		23,885	24,004
7% 10/1/20 (h)		4,350	4,307
			77,647
TOTAL HEALTH CARE			347,564
INDUSTRIALS - 3.5%
Aerospace & Defense - 0.2%
Alion Science & Technology Corp.:
10.25% 2/1/15		800	416
12% 11/1/14 pay-in-kind		1,477	1,213
Hexcel Corp. 6.75% 2/1/15		766	777
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18 (h)		18,060	17,699
7.125% 3/15/21 (h)		1,675	1,642
			21,747
Air Freight & Logistics - 0.0%
Air Medical Group Holdings, Inc. 9.25% 11/1/18 (h)		3,295	3,410
Airlines - 0.6%
Air Canada 9.25% 8/1/15 (h)		7,170	6,274
American Airlines, Inc. equipment trust certificate 13% 8/1/16		3,836	3,989
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19		5,589	5,869
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		790	766
Continental Airlines, Inc. 7.25% 11/10/19		4,695	5,000
Delta Air Lines, Inc. 9.5% 9/15/14 (h)		1,214	1,246
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		8,429	8,798
8.021% 8/10/22		3,718	3,648
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		$ 2,103	$ 2,142
8.028% 11/1/17		649	630
United Air Lines, Inc.:
9.875% 8/1/13 (h)		1,952	1,993
12% 11/1/13 (h)		3,415	3,539
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		7,564	8,329
US Airways 2011-1 Class A pass-thru trust certificates 7.125% 4/22/25		5,175	4,916
			57,139
Building Products - 0.0%
Building Materials Corp. of America 6.75% 5/1/21 (h)		4,665	4,828
Commercial Services & Supplies - 1.5%
ACCO Brands Corp. 10.625% 3/15/15		595	659
ADS Tactical, Inc. 11% 4/1/18 (h)		1,640	1,609
American Reprographics Co. 10.5% 12/15/16		4,570	4,022
B-Corp Merger Sub, Inc. 8.25% 6/1/19 (h)		2,915	2,682
Casella Waste Systems, Inc.:
7.75% 2/15/19		1,160	1,114
11% 7/15/14		1,510	1,623
Cenveo Corp. 10.5% 8/15/16 (h)		2,795	2,355
Covanta Holding Corp. 7.25% 12/1/20		4,940	5,191
Garda World Security Corp. 9.75% 3/15/17 (h)		2,260	2,283
International Lease Finance Corp.:
5.75% 5/15/16		12,000	11,130
6.25% 5/15/19		21,750	20,087
6.75% 9/1/16 (h)		14,655	15,021
7.125% 9/1/18 (h)		27,064	27,876
8.25% 12/15/20		8,875	8,964
8.625% 9/15/15		7,985	8,145
8.625% 1/15/22		9,440	9,499
8.75% 3/15/17		18,075	18,617
The Geo Group, Inc. 7.75% 10/15/17		2,845	3,016
United Rentals North America, Inc. 8.375% 9/15/20		6,995	6,733
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (h)		3,355	3,020
			153,646
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Construction & Engineering - 0.1%
Odebrecht Finance Ltd. 7.5% (h)(i)		$ 9,815	$ 9,594
Electrical Equipment - 0.1%
General Cable Corp. 7.125% 4/1/17		680	678
Sensata Technologies BV 6.5% 5/15/19 (h)		5,310	5,257
			5,935
Industrial Conglomerates - 0.2%
Sequa Corp.:
11.75% 12/1/15 (h)		11,050	11,630
13.5% 12/1/15 pay-in-kind (h)		4,393	4,690
			16,320
Machinery - 0.2%
Accuride Corp. 9.5% 8/1/18		650	627
ArvinMeritor, Inc. 10.625% 3/15/18		2,115	1,988
Cummins, Inc. 7.125% 3/1/28		1,870	2,373
Navistar International Corp. 8.25% 11/1/21		8,123	8,590
Terex Corp. 10.875% 6/1/16		5,025	5,553
Xerium Technologies, Inc. 8.875% 6/15/18 (h)		3,870	3,425
			22,556
Marine - 0.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17		2,585	1,861
Navios Maritime Holdings, Inc.:
8.125% 2/15/19		4,440	3,374
8.875% 11/1/17		10,830	10,397
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19 (h)		1,320	1,043
SCF Capital Ltd. 5.375% 10/27/17 (h)		2,085	1,793
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		2,050	1,845
			20,313
Road & Rail - 0.3%
Georgian Railway Ltd. 9.875% 7/22/15		2,250	2,239
Kansas City Southern de Mexico SA de CV:
6.125% 6/15/21		2,485	2,560
12.5% 4/1/16		7,425	8,613
Swift Services Holdings, Inc. 10% 11/15/18		10,490	10,962
Western Express, Inc. 12.5% 4/15/15 (h)		5,935	2,522
			26,896
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Trading Companies & Distributors - 0.1%
Aircastle Ltd. 9.75% 8/1/18		$ 9,000	$ 9,450
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (h)		3,287	3,419
TOTAL INDUSTRIALS			355,253
INFORMATION TECHNOLOGY - 1.2%
Communications Equipment - 0.4%
Avaya, Inc.:
9.75% 11/1/15		6,165	5,364
10.125% 11/1/15 pay-in-kind (m)		4,120	3,605
Brocade Communications Systems, Inc.:
6.625% 1/15/18		6,605	6,935
6.875% 1/15/20		2,095	2,231
Lucent Technologies, Inc.:
6.45% 3/15/29		20,050	14,386
6.5% 1/15/28		6,570	4,714
ViaSat, Inc. 8.875% 9/15/16		1,335	1,368
			38,603
Computers & Peripherals - 0.1%
Seagate HDD Cayman:
7% 11/1/21 (h)		6,295	6,452
7.75% 12/15/18 (h)		9,070	9,660
			16,112
Electronic Equipment & Components - 0.0%
Atkore International, Inc. 9.875% 1/1/18		2,155	2,047
Reddy Ice Corp.:
11.25% 3/15/15		2,645	2,480
13.25% 11/1/15		3,266	1,192
			5,719
Internet Software & Services - 0.1%
Equinix, Inc. 8.125% 3/1/18		8,180	8,916
IT Services - 0.3%
Ceridian Corp. 11.25% 11/15/15		4,145	3,233
Fidelity National Information Services, Inc.:
7.625% 7/15/17		2,935	3,170
7.875% 7/15/20		3,910	4,223
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - continued
SunGard Data Systems, Inc. 7.375% 11/15/18		$ 4,435	$ 4,535
Telcordia Technologies, Inc. 11% 5/1/18 (h)		6,855	8,740
Unisys Corp.:
12.5% 1/15/16		3,030	3,235
12.75% 10/15/14 (h)		201	229
			27,365
Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro Devices, Inc.:
7.75% 8/1/20		1,640	1,681
8.125% 12/15/17		3,470	3,609
Freescale Semiconductor, Inc. 10.75% 8/1/20		2,336	2,435
NXP BV/NXP Funding LLC 9.75% 8/1/18 (h)		13,190	14,509
Spansion LLC 11.25% 1/15/16 (d)(h)		4,255	196
Viasystems, Inc. 12% 1/15/15 (h)		4,000	4,285
			26,715
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (h)		870	558
TOTAL INFORMATION TECHNOLOGY			123,988
MATERIALS - 3.0%
Chemicals - 0.8%
Braskem America Finance Co. 7.125% 7/22/41 (h)		2,325	2,255
Braskem Finance Ltd. 7% 5/7/20 (h)		5,025	5,389
Celanese US Holdings LLC 5.875% 6/15/21		2,555	2,657
Ferro Corp. 7.875% 8/15/18		4,325	4,357
Georgia Gulf Corp. 9% 1/15/17 (h)		10,825	11,447
Ineos Finance PLC 9% 5/15/15 (h)		2,655	2,688
Inergy LP/Inergy Finance Corp. 6.875% 8/1/21		4,386	4,342
Lyondell Chemical Co. 8% 11/1/17		1,965	2,152
LyondellBasell Industries NV 6% 11/15/21 (h)		20,050	20,752
Momentive Performance Materials, Inc. 9% 1/15/21		1,570	1,193
Nalco Co. 6.625% 1/15/19 (h)		6,310	7,257
NOVA Chemicals Corp.:
3.7836% 11/15/13 (m)		1,690	1,656
6.5% 1/15/12		5,775	5,775
OMNOVA Solutions, Inc. 7.875% 11/1/18		3,910	3,353
OXEA Finance & CY S.C.A. 9.5% 7/15/17 (h)		3,547	3,529
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
PolyOne Corp. 7.375% 9/15/20		$ 1,845	$ 1,863
Solutia, Inc.:
7.875% 3/15/20		2,180	2,371
8.75% 11/1/17		3,205	3,477
TPC Group LLC 8.25% 10/1/17		2,195	2,200
			88,713
Construction Materials - 0.2%
Cemex Espana SA (Luxembourg) 9.25% 5/12/20 (h)		1,180	909
Cemex Finance LLC 9.5% 12/14/16 (h)		16,415	14,281
Cemex SA de CV:
5.5793% 9/30/15 (h)(m)		2,320	1,705
9% 1/11/18 (h)		2,440	1,946
			18,841
Containers & Packaging - 0.5%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (h)		4,668	3,874
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (h)		1,190	1,196
9.125% 10/15/20 (h)		4,495	4,405
Berry Plastics Corp.:
8.25% 11/15/15		4,610	4,898
9.75% 1/15/21		15,800	15,721
Berry Plastics Holding Corp. 4.4213% 9/15/14 (m)		640	592
BWAY Parent Co., Inc. 10.875% 11/1/15 pay-in-kind (m)		2,561	2,441
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21		5,300	5,539
Crown Cork & Seal, Inc.:
7.375% 12/15/26		9,795	10,089
7.5% 12/15/96		3,685	2,948
			51,703
Metals & Mining - 1.2%
Aleris International, Inc.:
6% 6/1/20 (h)		33	33
9% 12/15/14 pay-in-kind (d)(m)		2,790	0
Alrosa Finance SA:
(Reg. S) 8.875% 11/17/14		4,625	5,007
7.75% 11/3/20 (h)		2,685	2,672
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Aperam:
7.375% 4/1/16 (h)		$ 785	$ 663
7.75% 4/1/18 (h)		980	809
Boart Longyear Management Pty Ltd. 7% 4/1/21 (h)		2,155	2,198
Calcipar SA 6.875% 5/1/18 (h)		1,900	1,758
Edgen Murray Corp. 12.25% 1/15/15		8,545	7,434
EVRAZ Group SA 8.25% 11/10/15 (h)		5,245	5,271
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (h)		7,260	7,051
6.875% 2/1/18 (h)		14,890	14,071
7% 11/1/15 (h)		9,155	9,201
8.25% 11/1/19 (h)		23,175	23,349
McJunkin Red Man Corp. 9.5% 12/15/16		8,725	8,987
Metinvest BV 10.25% 5/20/15 (h)		3,970	3,744
Midwest Vanadium Pty Ltd. 11.5% 2/15/18 (h)		3,110	2,270
Mirabela Nickel Ltd. 8.75% 4/15/18 (h)		1,135	1,016
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (h)		3,435	3,435
RathGibson, Inc. 11.25% 2/15/14 (d)		5,755	1
Severstal Columbus LLC 10.25% 2/15/18		7,005	7,320
Southern Copper Corp. 6.75% 4/16/40		3,340	3,350
SunCoke Energy, Inc. 7.625% 8/1/19 (h)		1,315	1,312
Vedanta Resources PLC:
6.75% 6/7/16 (h)		6,035	5,069
8.25% 6/7/21 (h)		1,845	1,439
Votorantim Cimentos SA 7.25% 4/5/41 (h)		2,030	1,969
			119,429
Paper & Forest Products - 0.3%
ABI Escrow Corp. 10.25% 10/15/18 (h)		12,998	14,330
Clearwater Paper Corp. 7.125% 11/1/18		1,225	1,274
Georgia-Pacific LLC 5.4% 11/1/20 (h)		6,505	7,123
Glatfelter 7.125% 5/1/16		550	570
NewPage Corp.:
6.6794% 5/1/12 (d)(m)		1,770	124
11.375% 12/31/14 (d)		4,775	3,534
Sino-Forest Corp. 6.25% 10/21/17 (h)		5,480	1,370
			28,325
TOTAL MATERIALS			307,011
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 2.0%
Alestra SA de RL de CV 11.75% 8/11/14		$ 6,495	$ 7,177
Citizens Communications Co.:
7.875% 1/15/27		4,895	4,161
9% 8/15/31		3,655	3,335
Clearwire Communications LLC/Clearwire Finance, Inc.:
12% 12/1/15 (h)		6,312	6,044
12% 12/1/17 (h)		2,510	2,096
Frontier Communications Corp.:
8.25% 4/15/17		1,575	1,607
8.5% 4/15/20		19,090	19,567
8.75% 4/15/22		12,770	12,642
Sprint Capital Corp.:
6.875% 11/15/28		61,320	43,917
6.9% 5/1/19		9,544	7,850
8.75% 3/15/32		53,216	43,038
Telemar Norte Leste SA 5.5% 10/23/20 (h)		1,970	1,950
U.S. West Communications:
6.875% 9/15/33		2,535	2,514
7.25% 9/15/25		535	585
7.25% 10/15/35		1,455	1,455
7.5% 6/15/23		460	459
Wind Acquisition Finance SA:
7.25% 2/15/18 (h)		7,680	6,989
11.75% 7/15/17 (h)		39,470	35,326
			200,712
Wireless Telecommunication Services - 2.6%
Clearwire Escrow Corp. 12% 12/1/15 (h)		10,315	9,877
Cricket Communications, Inc. 7.75% 10/15/20		15,943	13,950
Digicel Group Ltd.:
8.25% 9/1/17 (h)		10,205	10,307
8.875% 1/15/15 (h)		34,965	34,266
9.125% 1/15/15 pay-in-kind (h)(m)		19,575	19,428
10.5% 4/15/18 (h)		34,610	34,783
12% 4/1/14 (h)		9,725	10,916
Intelsat Jackson Holdings SA:
7.25% 4/1/19 (h)		11,235	11,319
7.5% 4/1/21 (h)		21,055	21,213
8.5% 11/1/19		4,220	4,436
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Intelsat Jackson Holdings SA: - continued
9.5% 6/15/16		$ 19,260	$ 20,223
MetroPCS Wireless, Inc. 7.875% 9/1/18		3,933	3,977
MTS International Funding Ltd. 8.625% 6/22/20 (h)		8,230	8,837
NII Capital Corp.:
7.625% 4/1/21		19,035	18,845
10% 8/15/16		10,285	11,673
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (h)		11,684	10,866
Telemovil Finance Co. Ltd. 8% 10/1/17 (h)		6,425	6,554
VimpelCom Holdings BV 7.5043% 3/1/22 (h)		6,320	5,309
VIP Finance Ireland Ltd.:
6.493% 2/2/16 (h)		4,005	3,745
7.748% 2/2/21 (h)		2,465	2,101
			262,625
TOTAL TELECOMMUNICATION SERVICES			463,337
UTILITIES - 2.6%
Electric Utilities - 0.4%
Aguila 3 SA 7.875% 1/31/18 (h)		2,890	2,803
Chivor SA E.S.P. 9.75% 12/30/14 (h)		2,355	2,661
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (h)		1,935	1,587
Empresas Publicas de Medellin 8.375% 2/1/21 (h)	COP	2,396,000	1,305
InterGen NV 9% 6/30/17 (h)		17,825	18,761
Majapahit Holding BV:
7.75% 1/20/20 (h)		3,370	3,909
8% 8/7/19 (h)		1,805	2,112
National Power Corp. 6.875% 11/2/16 (h)		1,890	2,150
			35,288
Gas Utilities - 0.2%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		1,685	1,702
Southern Natural Gas Co.:
7.35% 2/15/31		6,645	7,802
8% 3/1/32		3,550	4,385
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17		$ 2,435	$ 2,472
Transportadora de Gas del Sur SA 7.875% 5/14/17 (h)		8,080	7,393
			23,754
Independent Power Producers & Energy Traders - 2.0%
Atlantic Power Corp. 9% 11/15/18 (h)		9,120	9,143
Calpine Corp.:
7.5% 2/15/21 (h)		6,325	6,657
7.875% 7/31/20 (h)		16,935	17,993
7.875% 1/15/23 (h)		26,885	28,364
Dolphin Subsidiary II, Inc. 7.25% 10/15/21 (h)		9,305	9,933
Energy Future Holdings Corp.:
10% 1/15/20		8,880	9,324
10.875% 11/1/17		3,415	2,732
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20		43,988	46,187
11% 10/1/21 (h)		30,866	29,323
NRG Energy, Inc.:
7.625% 5/15/19 (h)		7,135	6,867
7.875% 5/15/21 (h)		7,135	6,867
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (h)		3,045	3,669
7.39% 12/2/24 (h)		2,880	3,499
TXU Corp.:
5.55% 11/15/14		1,140	809
6.5% 11/15/24		11,785	5,244
6.55% 11/15/34		24,245	10,304
			196,915
Multi-Utilities - 0.0%
Emgesa SA ESP 8.75% 1/25/21 (h)	COP	1,662,000	926
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Water Utilities - 0.0%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) 6.25% 12/16/20 (h)		$ 1,915	$ 1,968
TOTAL UTILITIES			258,851
TOTAL NONCONVERTIBLE BONDS			3,425,721
TOTAL CORPORATE BONDS (Cost $3,455,360)			3,492,051
U.S. Government and Government Agency Obligations - 23.1%

U.S. Government Agency Obligations - 1.8%
Fannie Mae Guaranteed Mortgage pass-thru certificates:
0.375% 12/28/12		9,070	9,089
0.625% 10/30/14		2,297	2,300
0.75% 12/19/14		30,726	30,821
Federal Home Loan Bank:
0.375% 11/27/13		14,415	14,402
0.875% 8/22/12		4,890	4,910
0.875% 12/27/13		775	782
Freddie Mac:
0.375% 11/30/12		1,683	1,686
0.625% 12/29/14		14,121	14,111
0.75% 11/25/14		52,740	52,836
1% 7/30/14		7,496	7,578
1% 8/27/14		4,688	4,734
Private Export Funding Corp. secured:
4.974% 8/15/13		1,515	1,623
5.685% 5/15/12		1,285	1,311
Small Business Administration guaranteed development participation certificates Series 2003-P10B, Class 1 5.136% 8/10/13		209	219
Tennessee Valley Authority:
3.875% 2/15/21		14,690	16,753
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Government Agency Obligations - continued
Tennessee Valley Authority: - continued
5.25% 9/15/39		$ 5,600	$ 7,222
5.375% 4/1/56		7,000	9,452
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			179,829
U.S. Treasury Inflation Protected Obligations - 0.3%
U.S. Treasury Inflation-Indexed Bonds 2.125% 2/15/41		8,161	11,030
U.S. Treasury Inflation-Indexed Notes 2% 4/15/12		19,531	19,625
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			30,655
U.S. Treasury Obligations - 18.9%
U.S. Treasury Bonds:
3.125% 11/15/41		2,000	2,090
3.75% 8/15/41		46,485	54,540
4.375% 5/15/41		138,147	179,574
5.25% 2/15/29		25,320	34,961
6.125% 8/15/29		14,487	21,939
6.25% 8/15/23 (l)		11,660	16,681
7.5% 11/15/16		2,850	3,759
7.5% 11/15/24		10,690	17,054
7.625% 2/15/25		11,000	17,777
7.875% 2/15/21		6,800	10,374
8% 11/15/21		11,000	17,188
8.125% 5/15/21		9,286	14,443
9.875% 11/15/15		11,595	15,724
U.S. Treasury Notes:
0.125% 8/31/13		68,900	68,790
0.125% 12/31/13 (k)		19,608	19,562
0.25% 11/30/13		25,000	25,006
0.25% 9/15/14		42,885	42,788
0.25% 12/15/14		5,000	4,984
0.375% 6/30/13		118,766	119,063
0.375% 7/31/13		34,050	34,134
0.5% 8/15/14		47,582	47,805
0.5% 10/15/14		60,000	60,258
0.625% 7/15/14		40,964	41,284
0.75% 6/15/14		15,459	15,628
0.875% 11/30/16 (g)		77,754	78,003
0.875% 12/31/16		15,000	15,030
1% 9/30/16		85,787	86,698
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1% 10/31/16		$ 38,000	$ 38,380
1.25% 10/31/15		24,400	25,031
1.375% 11/30/15		14,493	14,938
1.375% 12/31/18 (k)		87,592	87,756
1.75% 10/31/18 (k)		117,357	120,786
1.875% 6/30/15		17,707	18,559
1.875% 8/31/17		7,700	8,061
1.875% 9/30/17		5,400	5,647
2% 11/15/21		4,048	4,092
2.125% 11/30/14		49,092	51,566
2.125% 5/31/15		4,493	4,744
2.125% 8/15/21		59,664	61,165
2.375% 8/31/14		13,000	13,696
2.375% 9/30/14		8,471	8,939
2.375% 10/31/14		49,620	52,427
2.375% 7/31/17		20,000	21,500
2.375% 6/30/18		27,978	29,982
2.5% 3/31/15		58,749	62,655
2.625% 7/31/14		12,927	13,686
2.625% 4/30/16		3,137	3,395
2.75% 11/30/16		10,000	10,921
3% 9/30/16		8,408	9,270
3% 2/28/17		66,584	73,659
3.125% 10/31/16		20,033	22,218
3.125% 1/31/17		30,990	34,457
3.125% 5/15/19		16,237	18,201
4.25% 8/15/15		14,109	15,992
4.5% 5/15/17		13,745	16,305
TOTAL U.S. TREASURY OBLIGATIONS			1,913,165
Other Government Related - 2.1%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (j)		3,013	3,034
3.125% 6/15/12 (FDIC Guaranteed) (j)		45	46
Citibank NA 1.75% 12/28/12 (FDIC Guaranteed) (j)		15,000	15,230
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (j)		29,000	29,400
1.875% 11/15/12 (FDIC Guaranteed) (j)		6,937	7,037
2% 3/30/12 (FDIC Guaranteed) (j)		10,000	10,045
2.125% 7/12/12 (FDIC Guaranteed) (j)		2,505	2,531
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Other Government Related - continued
General Electric Capital Corp.:
2% 9/28/12 (FDIC Guaranteed) (j)		$ 19,526	$ 19,792
2.125% 12/21/12 (FDIC Guaranteed) (j)		15,000	15,280
2.625% 12/28/12 (FDIC Guaranteed) (j)		5,402	5,532
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (j)		21,000	21,272
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (j)		45	46
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.6241% 12/7/20 (NCUA Guaranteed) (m)		4,618	4,632
Series 2011-R1 Class 1A, 0.7241% 1/8/20 (NCUA Guaranteed) (m)		7,239	7,244
Series 2011-R4 Class 1A, 0.6541% 3/6/20 (NCUA Guaranteed) (m)		4,689	4,691
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)		3,550	3,596
2.35% 6/12/17 (NCUA Guaranteed)		31,000	32,047
3.45% 6/12/21 (NCUA Guaranteed)		25,300	27,252
TOTAL OTHER GOVERNMENT RELATED			208,707
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,218,150)			2,332,356
U.S. Government Agency - Mortgage Securities - 1.7%

Fannie Mae Guaranteed Mortgage pass-thru certificates - 0.9%
1.926% 9/1/33 (m)		747	783
2.026% 11/1/35 (m)		811	851
2.115% 10/1/35 (m)		102	107
2.165% 11/1/33 (m)		150	158
2.303% 6/1/36 (m)		55	58
2.31% 1/1/35 (m)		376	397
2.393% 9/1/36 (m)		182	192
2.403% 3/1/33 (m)		205	216
2.474% 11/1/36 (m)		64	68
2.492% 2/1/37 (m)		780	828
2.5% 7/1/35 (m)		351	373
2.509% 2/1/36 (m)		153	162
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (e)	Value (000s)
Fannie Mae Guaranteed Mortgage pass-thru certificates - continued
2.527% 6/1/47 (m)		$ 208	$ 222
2.587% 5/1/35 (m)		1,472	1,568
2.605% 5/1/36 (m)		104	109
2.631% 4/1/36 (m)		596	631
2.93% 8/1/35 (m)		1,060	1,128
3.5% 1/1/26 to 9/1/26		189	199
3.5% 1/1/27 (k)		200	209
3.5% 1/1/27 (k)		200	209
3.791% 6/1/40 (m)		2,515	2,622
4% 9/1/13		126	133
4% 1/1/42 (k)		66,000	69,330
4.5% 8/1/41		969	1,035
5% 2/1/16 to 5/1/22		61	64
5.5% 5/1/15 to 4/1/21		7,627	8,285
5.954% 3/1/37 (m)		105	114
6% 6/1/16 to 10/1/38		1,225	1,342
6.5% 12/1/12 to 5/1/27		576	632
7.5% 1/1/28		76	89
TOTAL FANNIE MAE GUARANTEED MORTGAGE PASS-THRU CERTIFICATES			92,114
Freddie Mac - 0.4%
1.847% 3/1/35 (m)		229	238
2.051% 5/1/37 (m)		140	147
2.075% 3/1/37 (m)		51	54
2.079% 1/1/36 (m)		104	110
2.283% 6/1/33 (m)		440	459
2.35% 7/1/35 (m)		491	523
2.388% 10/1/36 (m)		560	591
2.395% 12/1/36 (m)		1,577	1,647
2.399% 10/1/35 (m)		433	450
2.44% 6/1/37 (m)		339	355
2.456% 5/1/37 (m)		825	874
2.461% 12/1/33 (m)		899	939
2.469% 5/1/37 (m)		1,439	1,532
2.49% 9/1/35 (m)		87	93
2.5% 5/1/37 (m)		111	115
2.529% 4/1/37 (m)		169	180
2.622% 1/1/35 (m)		1,150	1,222
2.644% 2/1/36 (m)		21	22
2.795% 7/1/36 (m)		185	196
2.798% 7/1/35 (m)		354	374
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (e)	Value (000s)
Freddie Mac - continued
2.81% 4/1/35 (m)		$ 916	$ 952
2.93% 2/1/37 (m)		100	104
3.058% 1/1/37 (m)		474	503
3.135% 10/1/35 (m)		77	82
3.586% 6/1/37 (m)		97	103
4.5% 8/1/33 to 10/1/41		7,727	8,231
5.138% 4/1/35 (m)		57	60
5.5% 11/1/18 to 11/1/21		19,731	21,381
5.847% 6/1/37 (m)		56	59
6.5% 2/1/13 to 3/1/22		2,438	2,648
6.656% 8/1/37 (m)		205	216
7.22% 4/1/37 (m)		9	9
8.5% 3/1/20		4	4
TOTAL FREDDIE MAC			44,473
Ginnie Mae - 0.4%
4% 9/15/25		946	1,016
4.751% 12/20/60 (r)		3,412	3,746
5.492% 4/20/60 (r)		9,219	10,355
5.5% 2/20/60 (r)		19,919	21,925
7% 9/15/25 to 8/15/31		48	55
7.5% 2/15/22 to 8/15/28		85	99
8% 9/15/26 to 12/15/26		10	12
TOTAL GINNIE MAE			37,208
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $170,017)			173,795
Asset-Backed Securities - 0.0%

Clock Finance BV Series 2007-1:
Class B2, 1.691% 2/25/15 (m)	EUR	700	862
Class C2, 1.871% 2/25/15 (m)	EUR	400	487
Geldilux Ltd. Series 2007-TS Class C, 2.056% 9/8/14 (m)	EUR	400	510
Asset-Backed Securities - continued
		Principal Amount (000s) (e)	Value (000s)
Leek Finance PLC:
Series 17X Class A2A, 1.2084% 12/21/37 (m)	GBP	162	$ 244
Series 18X Class BC, 2.218% 9/21/38 (m)	EUR	600	661
TOTAL ASSET-BACKED SECURITIES (Cost $3,056)			2,764
Collateralized Mortgage Obligations - 3.6%

U.S. Government Agency - 3.6%
Fannie Mae:
floater Series 2011-63 Class FL, 0.6936% 7/25/41 (m)		16,271	16,306
Series 2011-67 Class AI, 4% 7/25/26 (o)		2,459	270
Fannie Mae Guaranteed Mortgage pass-thru certificates:
floater:
Series 2011-83 Class FB, 0.7936% 9/25/41 (m)		12,464	12,450
Series 2011-89 Class FP, 0.5936% 3/25/39 (m)		16,005	15,980
planned amortization class Series 2010-118 Class PB, 4.5% 10/25/40		3,310	3,611
sequential payer:
Series 2007-113 Class DB, 4.5% 12/25/22		5,060	5,622
Series 2009-14 Class EB, 4.5% 3/25/24		3,710	4,047
Series 2010-97 Class CX, 4.5% 9/25/25		5,300	5,995
Series 2010-109 Class IM, 5.5% 9/25/40 (o)		9,848	1,472
Series 2010-97 Class CI, 4.5% 8/25/25 (o)		5,252	511
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2008-76 Class EF, 0.7936% 9/25/23 (m)		1,836	1,842
Series 2010-86 Class FE, 0.7436% 8/25/25 (m)		2,465	2,476
Series 2011-104 Class FK, 0.6636% 3/25/39 (m)		9,327	9,299
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		74	80
Series 2003-113 Class PE, 4% 11/25/18		1,515	1,628
Series 2003-70 Class BJ, 5% 7/25/33		890	999
Series 2004-80 Class LD, 4% 1/25/19		1,453	1,502
Series 2005-52 Class PB, 6.5% 12/25/34		774	827
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		254	275
Series 2004-91 Class Z, 5% 12/25/34		4,656	5,252
Series 2004-95 Class AN, 5.5% 1/25/25		944	1,003
Series 2005-117, Class JN, 4.5% 1/25/36		808	895
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
sequential payer: - continued
Series 2005-47 Class HK, 4.5% 6/25/20		$ 3,680	$ 4,008
Series 2006-72 Class CY, 6% 8/25/26		2,480	2,827
Series 2009-85 Class IB, 4.5% 8/25/24 (o)		1,420	121
Series 2009-93 Class IC, 4.5% 9/25/24 (o)		2,599	211
Series 2010-139 Class NI, 4.5% 2/25/40 (o)		5,299	751
FHMLC Multi-class participation certificates guaranteed:
floater Series 3835, 0.6283% 5/15/38 (m)		14,731	14,719
planned amortization class:
Series 3856 Class KF, 0.7283% 5/15/41 (m)		10,601	10,589
Series 3867, 0.6283% 4/15/40 (m)		18,313	18,320
Freddie Mac:
floater 0.5783% 7/15/36 (m)		13,423	13,390
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		161	178
Series 2115 Class PE, 6% 1/15/14		29	30
Series 3737 Class GB, 4.5% 4/15/39		6,770	7,573
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2630 Class FL, 0.7783% 6/15/18 (m)		69	70
Series 3346 Class FA, 0.5083% 2/15/19 (m)		8,704	8,716
planned amortization class:
Series 2376 Class JE, 5.5% 11/15/16		280	300
Series 2381 Class OG, 5.5% 11/15/16		181	193
Series 2425 Class JH, 6% 3/15/17		351	379
Series 2672 Class MG, 5% 9/15/23		3,360	3,803
Series 2684 Class FP, 0.7783% 1/15/33 (m)		9,255	9,292
Series 2695 Class DG, 4% 10/15/18		3,865	4,133
Series 2996 Class MK, 5.5% 6/15/35		416	463
Series 3147 Class PF, 0.5783% 4/15/36 (m)		4,221	4,201
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		464	514
Series 2570 Class CU, 4.5% 7/15/17		34	35
Series 2627:
Class BG, 3.25% 6/15/17		35	35
Class KP, 2.87% 12/15/16		3	3
Series 2877 Class ZD, 5% 10/15/34		6,048	6,805
Series 2987 Class HE, 4.5% 6/15/20		4,420	4,725
Series 3277 Class B, 4% 2/15/22		2,800	3,050
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer: - continued
Series 3372 Class BD, 4.5% 10/15/22		$ 9,606	$ 10,584
Series 3578, Class B, 4.5% 9/15/24		3,740	4,118
Series 2715 Class NG, 4.5% 12/15/18		2,155	2,342
Series 2863 Class DB, 4% 9/15/14		43	43
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H17 Class FA, 0.6149% 7/20/60 (m)(r)		6,734	6,588
Series 2010-H18 Class AF, 0.5394% 9/20/60 (m)(r)		6,980	6,858
Series 2010-H19 Class FG, 0.5849% 8/20/60 (m)(r)		8,812	8,623
Series 2010-H27 Series FA, 0.6649% 12/20/60 (m)(r)		2,614	2,567
Series 2011-H03 Class FA, 0.7849% 1/20/61 (m)(r)		8,726	8,634
Series 2011-H05 Class FA, 0.7849% 12/20/60 (m)(r)		4,938	4,887
Series 2011-H07 Class FA, 0.7849% 2/20/61 (m)(r)		7,870	7,762
Series 2011-H12 Class FA, 0.7749% 2/20/61 (m)(r)		10,531	10,406
Series 2011-H13 Class FA, 0.7849% 4/20/61 (m)(r)		4,455	4,409
Series 2011-H14:
Class FB, 0.7849% 5/20/61 (m)(r)		4,937	4,906
Class FC, 0.7849% 5/20/61 (m)(r)		5,082	5,051
Series 2011-H17 Class FA, 0.8149% 6/20/61 (m)(r)		6,579	6,523
Series 2011-H21 Class FA, 0.8849% 10/20/61 (m)(r)		6,469	6,435
planned amortization:
Series 2011-61 Class OP, 5/20/40 (p)		5,129	4,517
Series 2011-79, 6/20/40 (p)		8,817	7,394
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40		4,910	5,360
Series 2004-79 Class FA, 0.5849% 1/20/31 (m)		170	170
Series 2010-42 Class OP, 4/20/40 (p)		11,671	9,788
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2011-71:
Class ZB, 5.5% 8/20/34		$ 9,850	$ 11,742
Class ZC, 5.5% 7/16/34		11,229	13,275
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $360,090)			364,758
Commercial Mortgage Securities - 0.1%

Canary Wharf Finance II PLC Series 3MUK Class C2, 1.3828% 10/22/37 (m)	GBP	1,000	1,062
German Residential Asset Note Distributor PLC Series 1 Class A, 1.819% 7/20/16 (m)	EUR	1,158	1,361
London & Regional Debt Securitisation No. 1 PLC Class A, 1.1767% 10/15/14 (m)	GBP	650	899
REC Plantation Place Ltd. Series 5 Class A, 1.2148% 7/25/16 (Reg. S) (m)	GBP	865	1,242
Skyline BV Series 2007-1 Class D, 2.394% 7/22/43 (m)	EUR	1,100	1,218
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $7,325)			5,782
Foreign Government and Government Agency Obligations - 22.8%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		13,145	9,563
2.5% 12/31/38 (f)		7,920	2,792
7% 9/12/13		29,940	29,282
7% 10/3/15		37,090	33,923
Bahamian Republic 6.95% 11/20/29 (h)		3,220	3,606
Bahrain Kingdom 5.5% 3/31/20		2,175	2,055
Banco Central del Uruguay:
value recovery A rights 1/2/21 (q)		500,000	0
value recovery B rights 1/2/21 (q)		750,000	0
Banco Nacional de Desenvolvimento Economico e Social 6.369% 6/16/18 (h)		3,080	3,460
Belarus Republic:
8.75% 8/3/15 (Reg. S)		15,935	13,804
8.95% 1/26/18		2,730	2,348
Bermuda Government 5.603% 7/20/20 (h)		1,935	2,153
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Brazilian Federative Republic:
7.125% 1/20/37		$ 2,625	$ 3,629
8.25% 1/20/34		2,635	3,979
8.75% 2/4/25		1,645	2,455
8.875% 10/14/19		1,490	2,071
10.125% 5/15/27		6,930	11,538
12.25% 3/6/30		4,315	8,220
Canada Housing Trust No. 1 1.3293% 9/15/16 (m)	CAD	31,950	31,145
Canadian Government:
1.5% 6/1/12	CAD	15,900	15,648
2% 6/1/16	CAD	95,400	96,695
3.25% 6/1/21	CAD	46,300	50,537
5% 6/1/37	CAD	23,900	34,295
Central Bank of Nigeria warrants 11/15/20 (a)(q)		2,750	495
City of Buenos Aires 12.5% 4/6/15 (h)		12,815	13,488
Colombian Republic:
4.375% 7/12/21		4,120	4,408
7.375% 1/27/17		2,905	3,544
7.375% 3/18/19		2,270	2,866
7.375% 9/18/37		6,100	8,540
10.375% 1/28/33		6,730	11,407
11.75% 2/25/20		2,910	4,583
Congo Republic 3% 6/30/29 (f)		7,975	5,662
Croatia Republic:
6.375% 3/24/21 (h)		5,215	4,772
6.625% 7/14/20 (h)		6,600	6,155
6.75% 11/5/19 (h)		5,885	5,605
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (h)		6,935	6,918
6.25% 7/27/21 (h)		3,640	3,613
7.4% 1/22/15 (h)		5,145	5,325
Dominican Republic:
1.5522% 8/30/24 (m)		5,813	5,072
7.5% 5/6/21 (h)		5,815	5,771
9.04% 1/23/18 (h)		2,672	2,913
Dutch Government:
1.75% 1/15/13	EUR	59,300	78,024
2.75% 1/15/15	EUR	56,900	77,914
El Salvador Republic:
7.375% 12/1/19 (h)		1,865	2,014
7.625% 2/1/41 (h)		2,045	2,045
7.65% 6/15/35 (Reg. S)		2,935	2,994
7.75% 1/24/23 (Reg. S)		2,400	2,604
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
El Salvador Republic: - continued
8.25% 4/10/32 (Reg. S)		$ 1,435	$ 1,557
European Union 3.375% 5/10/19	EUR	7,900	10,736
Export Credit Bank of Turkey 5.375% 11/4/16 (h)		2,190	2,157
French Republic:
OAT 4.5% 4/25/41	EUR	11,435	16,948
2.5% 7/25/16	EUR	8,350	11,068
3.25% 10/25/21	EUR	26,150	34,060
4% 4/25/18	EUR	26,650	37,583
4% 4/25/55	EUR	5,750	7,826
Gabonese Republic 8.2% 12/12/17 (h)		3,100	3,550
Georgia Republic 6.875% 4/12/21 (h)		6,670	6,870
German Federal Republic:
1.25% 10/14/16	EUR	74,700	98,795
3.25% 7/4/21	EUR	73,715	107,802
3.25% 7/4/42	EUR	11,605	17,804
Ghana Republic:
8.5% 10/4/17 (h)		3,040	3,298
14.25% 7/29/13	GHS	3,400	2,065
14.99% 3/11/13	GHS	13,200	8,105
15.65% 6/3/13	GHS	1,315	814
Hungarian Republic:
4.75% 2/3/15		2,085	1,897
6.25% 1/29/20		3,390	3,034
6.375% 3/29/21		5,871	5,225
7.625% 3/29/41		5,501	4,813
Indonesian Republic:
4.875% 5/5/21 (h)		3,545	3,793
5.875% 3/13/20 (h)		6,415	7,265
6.625% 2/17/37 (h)		4,025	4,880
6.875% 1/17/18 (h)		4,330	5,099
7.75% 1/17/38 (h)		7,135	9,650
8.5% 10/12/35 (Reg. S)		6,740	9,722
11.625% 3/4/19 (h)		7,220	10,668
Islamic Republic of Pakistan 7.125% 3/31/16 (h)		12,560	9,514
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		16,071	20,509
5.5% 12/4/23		12,355	15,747
Italian Republic:
3.75% 8/1/16	EUR	38,300	45,168
4.25% 3/1/20	EUR	36,250	40,494
4.5% 3/1/19	EUR	30,000	34,296
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Italian Republic: - continued
5% 9/1/40	EUR	24,675	$ 25,131
Japan Government:
0.2% 7/15/12	JPY	5,250,000	68,241
1.1% 6/20/20	JPY	5,422,500	72,252
1.8% 6/20/18	JPY	2,405,000	33,818
1.9% 9/20/30	JPY	3,480,000	46,609
2% 9/20/40	JPY	495,000	6,565
Jordanian Kingdom 3.875% 11/12/15		2,235	2,106
Lebanese Republic:
4% 12/31/17		10,422	10,292
5.15% 11/12/18		1,425	1,411
Lithuanian Republic:
5.125% 9/14/17 (h)		1,670	1,637
6.125% 3/9/21 (h)		4,440	4,446
6.75% 1/15/15 (h)		2,115	2,210
7.375% 2/11/20 (h)		4,305	4,671
Namibia Republic of 5.5% 11/3/21 (h)		3,650	3,714
Peruvian Republic:
3% 3/7/27 (f)		4,961	4,266
5.625% 11/18/50		3,530	3,830
7.35% 7/21/25		2,985	3,963
8.75% 11/21/33		7,650	11,685
Philippine Republic:
6.375% 1/15/32		2,020	2,391
6.5% 1/20/20		2,960	3,537
7.5% 9/25/24		1,095	1,391
7.75% 1/14/31		3,285	4,402
9.5% 2/2/30		7,205	11,069
9.875% 1/15/19		2,590	3,594
10.625% 3/16/25		5,865	9,237
Polish Government:
5.125% 4/21/21		3,255	3,308
6.375% 7/15/19		6,950	7,715
Provincia de Cordoba 12.375% 8/17/17 (h)		5,465	4,591
Provincia de Neuquen Argentina 7.875% 4/26/21 (h)		2,050	2,071
Republic of Iraq 5.8% 1/15/28 (Reg. S)		14,070	11,537
Republic of Nigeria 6.75% 1/28/21 (h)		4,605	4,789
Republic of Senegal 8.75% 5/13/21 (h)		3,520	3,485
Republic of Serbia 6.75% 11/1/24 (h)		27,473	25,825
Russian Federation:
3.625% 4/29/15 (h)		2,075	2,092
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Russian Federation: - continued
7.5% 3/31/30 (Reg. S)		$ 58,007	$ 67,364
11% 7/24/18 (Reg. S)		2,690	3,672
12.75% 6/24/28 (Reg. S)		10,240	17,459
State of Qatar:
3.125% 1/20/17 (h)		3,655	3,692
5.75% 1/20/42 (h)		2,830	3,056
Turkish Republic:
0% 2/20/13	TRY	10,365	4,867
5.125% 3/25/22		2,945	2,812
5.625% 3/30/21		4,440	4,473
6% 1/14/41		2,250	2,124
6.75% 4/3/18		6,910	7,532
6.75% 5/30/40		5,740	5,912
6.875% 3/17/36		12,320	12,813
7% 9/26/16		7,190	7,895
7.25% 3/15/15		4,505	4,904
7.25% 3/5/38		8,050	8,775
7.375% 2/5/25		12,330	13,918
7.5% 7/14/17		7,085	7,980
7.5% 11/7/19		5,465	6,210
11.875% 1/15/30		5,590	9,112
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (h)		6,750	5,603
Ukraine Government:
6.25% 6/17/16 (h)		6,545	5,727
6.385% 6/26/12 (h)		20,060	19,859
6.75% 11/14/17 (h)		5,275	4,537
6.875% 9/23/15 (h)		5,850	5,250
7.65% 6/11/13 (h)		10,420	10,017
7.75% 9/23/20 (h)		3,430	2,967
7.95% 2/23/21 (h)		3,575	3,137
United Arab Emirates 7.75% 10/5/20 (Reg. S)		2,145	2,263
United Kingdom, Great Britain and Northern Ireland:
2% 1/22/16	GBP	40,725	66,406
3.75% 9/7/21	GBP	28,250	50,746
4.25% 12/7/40	GBP	44,925	85,893
5% 3/7/12	GBP	2,000	3,132
United Mexican States:
5.125% 1/15/20		6,648	7,612
5.625% 1/15/17		3,976	4,562
5.75% 10/12/21		5,786	6,162
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
United Mexican States: - continued
5.95% 3/19/19		$ 4,230	$ 5,027
6.05% 1/11/40		11,060	13,521
6.5% 6/10/21	MXN	67,315	4,872
6.75% 9/27/34		8,030	10,499
7.5% 4/8/33		2,770	3,892
8.3% 8/15/31		2,600	3,894
Uruguay Republic:
7.875% 1/15/33 pay-in-kind		4,840	6,764
8% 11/18/22		5,698	7,791
Venezuelan Republic:
oil recovery rights 4/15/20 (q)		85,801	2,338
6% 12/9/20		4,800	2,928
7% 3/31/38		4,180	2,414
7.75% 10/13/19 (Reg. S)		7,225	5,166
8.5% 10/8/14		5,030	4,678
9% 5/7/23 (Reg. S)		19,535	13,772
9.25% 9/15/27		12,660	9,115
9.25% 5/7/28 (Reg. S)		8,380	5,803
9.375% 1/13/34		6,705	4,610
10.75% 9/19/13		7,553	7,629
11.75% 10/21/26 (Reg. S)		8,175	6,765
11.95% 8/5/31 (Reg. S)		14,675	12,034
12.75% 8/23/22		22,390	20,207
13.625% 8/15/18		5,120	5,018
Vietnamese Socialist Republic:
1.3258% 3/12/16 (m)		2,905	2,470
4% 3/12/28 (f)		12,550	10,291
6.75% 1/29/20 (h)		1,745	1,754
6.875% 1/15/16 (h)		8,245	8,492
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,224,539)			2,300,810
Common Stocks - 0.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
Remy International, Inc. (a)	122,400	$ 2,050

Automobiles - 0.1%
General Motors Co. (a)	6,679	135
General Motors Co.:
warrants 7/10/16 (a)	133,743	1,569
warrants 7/10/19 (a)	133,743	1,046
		2,750
Hotels, Restaurants & Leisure - 0.0%
Station Holdco LLC (s)(t)	3,699,288	2,220
Station Holdco LLC warrants 6/15/18 (a)(s)(t)	198,954	6
		2,226
Media - 0.0%
Haights Cross Communications, Inc. (a)	8,267	61
Haights Cross Communications, Inc. warrants 3/11/13 (a)	11,481	4
HMH Holdings, Inc. (a)(t)	2,469,644	617
HMH Holdings, Inc. warrants 3/9/17 (a)(t)	636,272	0
RDA Holding Co. warrants 2/19/14 (a)(t)	9,559	0
		682
TOTAL CONSUMER DISCRETIONARY		7,708
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	1,430	7
Airlines - 0.0%
Delta Air Lines, Inc. (a)	20,500	166
Building Products - 0.1%
Nortek, Inc. (a)	266,722	6,977
Nortek, Inc. warrants 12/7/14 (a)	7,154	19
		6,996
Marine - 0.0%
US Shipping Partners Corp. (a)	12,063	0
US Shipping Partners Corp. warrants 12/31/29 (a)	112,939	0
		0
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.0%
Penhall Acquisition Co.:
Class A	6,088	$ 487
Class B (a)	2,029	162
		649
Transportation Infrastructure - 0.0%
DeepOcean Group Holding A/S (h)	406,682	6,461
TOTAL INDUSTRIALS		14,279
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MagnaChip Semiconductor Corp.	49,030	367
Spansion, Inc. Class A (a)	6,116	51
		418
MATERIALS - 0.2%
Chemicals - 0.2%
Chemtura Corp. (a)	112,703	1,278
Georgia Gulf Corp. (a)	201,247	3,922
LyondellBasell Industries NV Class A	279,249	9,073
Tronox, Inc.	16,192	1,749
		16,022
Containers & Packaging - 0.0%
Rock-Tenn Co. Class A	4,139	239
Metals & Mining - 0.0%
Aleris International, Inc. (a)(t)	38,307	2,107
Rathgibson Acquisition Co. LLC Class A (a)(t)	223,828	3,588
		5,695
TOTAL MATERIALS		21,956
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	7,275	184
TOTAL COMMON STOCKS (Cost $85,658)		44,545
Preferred Stocks - 0.3%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Co. 4.75%	230,800	$ 7,905
Media - 0.0%
Interpublic Group of Companies, Inc. 5.25%	4,000	3,803
TOTAL CONSUMER DISCRETIONARY		11,708
Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Consumer Finance - 0.2%
GMAC LLC 7.00% (h)	21,556	15,197
TOTAL PREFERRED STOCKS (Cost $27,119)		26,905
Floating Rate Loans - 4.2%
		Principal Amount (000s) (e)
CONSUMER DISCRETIONARY - 0.6%
Diversified Consumer Services - 0.1%
ServiceMaster Co.:
term loan 2.8342% 7/24/14 (m)		$ 6,202	5,923
Tranche DD, term loan 2.8% 7/24/14 (m)		639	610
			6,533
Hotels, Restaurants & Leisure - 0.0%
Mesquite Gaming LLC term loan 8.5% 8/1/15 (m)		288	244
Leisure Equipment & Products - 0.1%
SRAM LLC.:
2nd LN, term loan 8.5% 12/7/18 (m)		1,445	1,438
Tranche B 1LN, term loan 4.7635% 6/7/18 (m)		4,331	4,309
			5,747
Media - 0.1%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.3% 3/6/14 (m)		203	202
Livent, Inc. Tranche A, term loan 18% pay-in-kind (a)	CAD	9	9
Floating Rate Loans - continued
		Principal Amount (000s) (e)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
PRIMEDIA, Inc. Tranche B, term loan 7.5% 1/13/18 (m)		$ 7,012	$ 6,241
UPC Broadband Holding BV Tranche AB, term loan 4.75% 12/31/17 (m)		5,690	5,576
			12,028
Specialty Retail - 0.3%
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 6.25% 2/23/17 (m)		20,646	20,234
Michaels Stores, Inc. Tranche B1, term loan 2.765% 10/31/13 (m)		11,459	11,287
			31,521
TOTAL CONSUMER DISCRETIONARY			56,073
CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.3%
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 7% 9/30/18 (m)		17,215	17,258
The Great Atlantic & Pacific Tea Co. Tranche 2 LN, term loan 8.75% 6/14/12 (m)		2,425	2,431
U.S. Foodservice term loan 5.75% 3/31/17 (m)		8,109	7,784
			27,473
Personal Products - 0.0%
Revlon Consumer Products Corp. term loan 4.75% 11/19/17 (m)		4,677	4,606
Tobacco - 0.1%
Reynolds Consumer Products Holdings, Inc. Tranche E, term loan 6.5% 2/9/18 (m)		8,217	8,176
TOTAL CONSUMER STAPLES			40,255
FINANCIALS - 0.3%
Diversified Financial Services - 0.1%
Goodman Global Group, Inc. Tranche 1 LN, term loan 5.75% 10/28/16 (m)		3,816	3,793
IASIS Healthcare LLC Tranche B, term loan 5% 5/3/18 (m)		8,189	7,882
			11,675
Real Estate Management & Development - 0.2%
Realogy Corp.:
Credit-Linked Deposit 3.1911% 10/10/13 (m)		361	334
Floating Rate Loans - continued
		Principal Amount (000s) (e)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Corp.: - continued
Credit-Linked Deposit 4.4933% 10/10/16 (m)		$ 686	$ 609
term loan 4.6914% 10/10/16 (m)		9,812	8,708
Tranche B, term loan 3.4414% 10/10/13 (m)		3,755	3,482
Tranche DD, term loan 3.4414% 10/10/13 (m)		1,046	970
			14,103
TOTAL FINANCIALS			25,778
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.1%
Kinetic Concepts, Inc. Tranche B-1, term loan 7% 5/4/18 (m)		5,330	5,383
Health Care Providers & Services - 0.2%
DaVita, Inc. Tranche A, term loan 2.8% 10/20/15 (m)		7,189	7,099
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (m)		14,020	13,670
Sunquest Information Systems, Inc. Tranche 1 LN, term loan 6.25% 12/16/16 (m)		2,517	2,492
			23,261
Life Sciences Tools & Services - 0.1%
Pharmaceutical Product Development, Inc. Tranche B, term loan 6.25% 12/5/18 (m)		12,835	12,803
TOTAL HEALTH CARE			41,447
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.0%
TransDigm, Inc. Tranche B, term loan 4% 2/14/17 (m)		1,728	1,710
Airlines - 0.3%
Northwest Airlines Corp. Tranche A, term loan 2.33% 12/31/18 (m)		9,173	8,530
United Air Lines, Inc. Tranche B, term loan 2.3125% 2/1/14 (m)		12,166	11,679
US Airways Group, Inc. term loan 2.7963% 3/23/14 (m)		10,354	8,982
			29,191
Commercial Services & Supplies - 0.1%
KAR Auction Services, Inc. Tranche B, term loan 5% 5/19/17 (m)		4,681	4,623
Floating Rate Loans - continued
		Principal Amount (000s) (e)	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (m)		$ 15,296	$ 13,384
Electrical Equipment - 0.0%
Sensata Technologies BV Tranche B, term loan 4% 5/12/18 (m)		1,070	1,059
Industrial Conglomerates - 0.2%
Sequa Corp. term loan 3.634% 12/3/14 (m)		12,183	11,879
Tomkins PLC Tranche B, term loan 4.25% 9/21/16 (m)		8,918	8,885
			20,764
Road & Rail - 0.0%
Swift Transportation Co. LLC Tranche B, term loan 6% 12/21/16 (m)		3,128	3,128
Transportation Infrastructure - 0.0%
Trico Shipping A/S:
Tranche A, term loan 10% 5/13/14 (m)		638	636
Tranche D, term loan 5/13/14 (u)		1,123	1,119
			1,755
TOTAL INDUSTRIALS			75,614
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.0%
CommScope, Inc. Tranche B, term loan 5% 1/14/18 (m)		997	983
Electronic Equipment & Components - 0.1%
Aeroflex, Inc. Tranche B, term loan 4.25% 5/9/18 (m)		2,895	2,686
Flextronics International Ltd.:
Tranche B A1, term loan 2.5463% 10/1/14 (m)		968	949
Tranche B A2, term loan 2.5463% 10/1/14 (m)		2,080	2,039
Tranche B A3, term loan 2.5202% 10/1/14 (m)		2,427	2,379
Tranche B-A, term loan 2.5218% 10/1/14 (m)		3,370	3,303
			11,356
Semiconductors & Semiconductor Equipment - 0.3%
Freescale Semiconductor, Inc. term loan 4.5202% 12/1/16 (m)		18,399	17,479
NXP BV:
term loan 4.5% 3/4/17 (m)		5,890	5,596
Tranche A 2LN, term loan 5.5% 3/4/17 (m)		7,092	6,844
			29,919
Floating Rate Loans - continued
		Principal Amount (000s) (e)	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 0.1%
Kronos, Inc.:
Tranche B 1LN, term loan 5.3292% 6/11/17 (m)		$ 8,577	$ 8,319
Tranche B 2LN, term loan 10.5792% 6/11/18 (m)		1,790	1,754
			10,073
TOTAL INFORMATION TECHNOLOGY			52,331
MATERIALS - 0.2%
Construction Materials - 0.1%
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (m)		7,882	7,842
Containers & Packaging - 0.1%
Berry Plastics Holding Corp. Tranche C, term loan 2.2783% 4/3/15 (m)		16,980	16,216
Metals & Mining - 0.0%
Walter Energy, Inc. Tranche B, term loan 4% 4/1/18 (m)		1,457	1,446
TOTAL MATERIALS			25,504
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
Asurion LLC term loan 9% 5/24/19 (m)		8,175	8,052
Digicel International Finance Ltd. term loan 3.125% 3/30/12 (m)		318	317
Intelsat Jackson Holdings SA:
term loan 3.3911% 2/1/14 (m)		7,335	6,968
Tranche B, term loan 5.25% 4/2/18 (m)		11,133	11,105
			26,442
UTILITIES - 0.8%
Electric Utilities - 0.6%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7763% 10/10/17 (m)		98,766	62,593
Floating Rate Loans - continued
		Principal Amount (000s) (e)	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.2%
Calpine Corp. Tranche B, term loan 4.5% 4/1/18 (m)		$ 4,671	$ 4,578
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (m)		9,050	9,039
			13,617
TOTAL UTILITIES			76,210
TOTAL FLOATING RATE LOANS (Cost $428,669)			419,654
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
Citibank 1.25% 12/14/19 (m)		6,203	5,831
Goldman Sachs 1.25% 12/14/19 (m)		5,684	5,343
0% 12/14/19 (m)		420	395
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $10,621)			11,569
Fixed-Income Funds - 1.2%
	Shares
Fidelity Floating Rate Central Fund (n) (Cost $85,911)	1,260,750	123,932
Preferred Securities - 0.3%
	Principal Amount (000s) (e)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Globo Comunicacoes e Participacoes SA 6.25% (f)(h)(i)	$ 9,240	9,827
FINANCIALS - 0.1%
Commercial Banks - 0.0%
Wells Fargo & Co. 7.98% (i)(m)	2,035	2,220
Diversified Financial Services - 0.1%
Bank of America Corp.:
8% (i)(m)	6,320	5,647
8.125% (i)(m)	4,295	3,781
9,428
TOTAL FINANCIALS		11,648
Preferred Securities - continued
	Principal Amount (000s) (e)	Value (000s)
MATERIALS - 0.1%
Metals & Mining - 0.1%
CSN Islands XII Corp. 7% (Reg. S) (i)	$ 7,615	$ 7,322
TOTAL PREFERRED SECURITIES (Cost $27,503)		28,797
Other - 0.0%
	Shares
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,675,371	0
Money Market Funds - 8.3%

Fidelity Cash Central Fund, 0.11% (b) (Cost $838,855)	838,854,707	838,855
Cash Equivalents - 0.7%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.02%, dated 12/30/11 due 1/3/12 (Collateralized by U.S. Government Obligations) # (c) (Cost $72,597)	$ 72,597	72,597
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $10,015,470)		10,239,170
NET OTHER ASSETS (LIABILITIES) (v) - (1.4)%		(142,655)
NET ASSETS - 100%		$ 10,096,515
TBA Sale Commitments
	Principal Amount (000s) (e)
Fannie Mae Guaranteed Mortgage pass-thru certificates
3.5% 1/1/27	$ (200)	(209)
3.5% 1/1/27	(200)	(209)
TOTAL TBA SALE COMMITMENTS (Proceeds $416)		$ (418)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
791 CBOT 2 Year U.S. Treasury Notes Contracts	March 2012	$ 174,453	$ 146
The face value of futures purchased as a percentage of net assets is 1.7%

Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
COP	-	Colombian peso
EUR	-	European Monetary Unit
GBP	-	British pound
GHS	-	Ghana Cedi
JPY	-	Japanese yen
MXN	-	Mexican peso
NGN	-	Nigerian naira
TRY	-	New Turkish Lira
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Principal amount is stated in United States dollars unless otherwise noted.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,785,299,000 or 17.7% of net assets.

(i) Security is perpetual in nature with no stated maturity date.

(j) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $129,245,000 or 1.3% of net assets.

(k) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(l) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $451,000.
(m) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(n) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(o) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(p) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(q) Quantity represents share amount.
(r) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(s) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(t) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,538,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 1,341
HMH Holdings, Inc.	5/2/08 - 3/9/10	$ 24,975
HMH Holdings, Inc. warrants 3/9/17	3/9/10	$ 185
Rathgibson Acquisition Co. LLC Class A	6/9/10	$ 1,188
RDA Holding Co. warrants 2/19/14	2/27/07	$ 3,000
Station Holdco LLC	6/17/11	$ 3,503
Station Holdco LLC warrants 6/15/18	4/29/08 - 11/25/08	$ 15,268

(u) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,123,000 and $1,119,000, respectively. The coupon rate will be determined at time of settlement.

(v) Cash collateral from securities on loan includes an investment of $72,597,000 and cash of $1,000.
* Amount represents less than $1,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$72,597,000 due 1/03/12 at 0.02%
Mizuho Securities USA, Inc.	$ 72,597
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 750
Fidelity Floating Rate Central Fund	9,294
Total	$ 10,044
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 278,657	$ -	$ 153,310	$ 123,932	4.4%
Other Information

The following is a summary of the inputs used, as of December 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 19,416	$ 12,705	$ 4,420	$ 2,291
Financials	15,197	-	15,197	-
Industrials	14,279	7,143	-	7,136
Information Technology	418	418	-	-
Materials	21,956	14,512	1,749	5,695
Utilities	184	184	-	-
Corporate Bonds	3,492,051	-	3,485,653	6,398
U.S. Government and Government Agency Obligations	2,332,356	-	2,332,356	-
U.S. Government Agency - Mortgage Securities	173,795	-	173,795	-
Asset-Backed Securities	2,764	-	2,764	-
Collateralized Mortgage Obligations	364,758	-	364,758	-
Commercial Mortgage Securities	5,782	-	5,782	-
Foreign Government and Government Agency Obligations	2,300,810	-	2,291,241	9,569
Floating Rate Loans	419,654	-	419,401	253
Sovereign Loan Participations	11,569	-	-	11,569
Fixed-Income Funds	123,932	123,932	-	-
Preferred Securities	28,797	-	28,797	-
Other	-	-	-	-
Money Market Funds	838,855	838,855	-	-
Cash Equivalents	72,597	-	72,597	-
Total Investments in Securities:	$ 10,239,170	$ 997,749	$ 9,198,510	$ 42,911
Derivative Instruments:
Assets
Futures Contracts	$ 146	$ 146	$ -	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (418)	$ -	$ (418)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 13,448
Total Realized Gain (Loss)	(2,519)
Total Unrealized Gain (Loss)	384
Cost of Purchases	27,292
Proceeds of Sales	(20,598)
Amortization/Accretion	214
Transfers in to Level 3	25,106
Transfers out of Level 3	(416)
Ending Balance	$ 42,911
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2011	$ (3,455)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of December 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 146	$ -
Total Interest Rate Risk	$ 146	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	66.2%
Netherlands	3.1%
Canada	2.8%
United Kingdom	2.7%
Germany	2.4%
Japan	2.3%
Venezuela	2.2%
Luxembourg	1.9%
Italy	1.5%
Bermuda	1.4%
Mexico	1.2%
Turkey	1.2%
France	1.1%
Russia	1.0%
Others (Individually Less Than 1%)	9.0%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2011
Assets
Investment in securities, at value (including securities loaned of $71,227 and repurchase agreements of $72,597) - See accompanying schedule: Unaffiliated issuers (cost $9,090,704)	$ 9,276,383
Fidelity Central Funds (cost $924,766)	962,787
Total Investments (cost $10,015,470)		$ 10,239,170
Cash		1,764
Foreign currency held at value (cost $160)		159
Receivable for investments sold Regular delivery		59,091
Delayed delivery		33,309
Receivable for TBA sale commitments		416
Receivable for fund shares sold		24,016
Dividends receivable		177
Interest receivable		116,824
Distributions receivable from Fidelity Central Funds		598
Receivable for daily variation margin on futures contracts		62
Prepaid expenses		25
Other receivables		13
Total assets		10,475,624

Liabilities
Payable for investments purchased Regular delivery	$ 112,347
Delayed delivery	121,050
TBA sale commitments, at value	418
Payable for fund shares redeemed	36,717
Distributions payable	26,667
Accrued management fee	4,724
Distribution and service plan fees payable	2,974
Other affiliated payables	1,350
Other payables and accrued expenses	264
Collateral on securities loaned, at value	72,598
Total liabilities		379,109
Net Assets		$ 10,096,515
Net Assets consist of:
Paid in capital		$ 9,851,042
Undistributed net investment income		72,067
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(48,068)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		221,474
Net Assets		$ 10,096,515

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,746,083 ÷ 393,102 shares)	$ 12.07

Maximum offering price per share (100/96.00 of $12.07)	$ 12.57
Class T: Net Asset Value and redemption price per share ($1,470,693 ÷ 121,871 shares)	$ 12.07

Maximum offering price per share (100/96.00 of $12.07)	$ 12.57
Class B: Net Asset Value and offering price per share ($243,774 ÷ 20,133 shares)A	$ 12.11

Class C: Net Asset Value and offering price per share ($1,824,239 ÷ 151,433 shares)A	$ 12.05

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,811,726 ÷ 148,342 shares)	$ 12.21

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended December 31, 2011

Investment Income
Dividends		$ 6,353
Interest		489,116
Income from Fidelity Central Funds		10,044
Total income		505,513

Expenses
Management fee	$ 54,143
Transfer agent fees	14,046
Distribution and service plan fees	34,389
Accounting and security lending fees	1,556
Custodian fees and expenses	371
Independent trustees' compensation	34
Registration fees	560
Audit	121
Legal	48
Miscellaneous	82
Total expenses before reductions	105,350
Expense reductions	(6)	105,344
Net investment income (loss)		400,169
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	165,215
Fidelity Central Funds	29,997
Foreign currency transactions	1,867
Futures contracts	864
Swap agreements	(133)
Total net realized gain (loss)		197,810
Change in net unrealized appreciation (depreciation) on: Investment securities	(201,697)
Assets and liabilities in foreign currencies	(2,090)
Futures contracts	146
Swap agreements	95
Delayed delivery commitments	(88)
Total change in net unrealized appreciation (depreciation)		(203,634)
Net gain (loss)		(5,824)
Net increase (decrease) in net assets resulting from operations		$ 394,345

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2011	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 400,169	$ 422,340
Net realized gain (loss)	197,810	249,627
Change in net unrealized appreciation (depreciation)	(203,634)	102,891
Net increase (decrease) in net assets resulting from operations	394,345	774,858
Distributions to shareholders from net investment income	(430,975)	(395,760)
Distributions to shareholders from net realized gain	(225,437)	(207,173)
Total distributions	(656,412)	(602,933)
Share transactions - net increase (decrease)	1,221,796	821,772
Total increase (decrease) in net assets	959,729	993,697

Net Assets
Beginning of period	9,136,786	8,143,089
End of period (including undistributed net investment income of $72,067 and undistributed net investment income of $104,248, respectively)	$ 10,096,515	$ 9,136,786

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.38	$ 12.13	$ 9.77	$ 11.62	$ 11.76
Income from Investment Operations
Net investment income (loss) C	.536	.622	.681	.600	.616
Net realized and unrealized gain (loss)	.009 F	.500	2.345	(1.826)	(.019)
Total from investment operations	.545	1.122	3.026	(1.226)	.597
Distributions from net investment income	(.572)	(.582)	(.566)	(.554)	(.607)
Distributions from net realized gain	(.283)	(.290)	(.100)	(.070)	(.130)
Total distributions	(.855)	(.872)	(.666)	(.624)	(.737)
Net asset value, end of period	$ 12.07	$ 12.38	$ 12.13	$ 9.77	$ 11.62
Total Return A,B	4.47%	9.48%	31.74%	(10.98)%	5.22%
Ratios to Average Net Assets D,G
Expenses before reductions	.99%	.99%	1.01%	1.02%	1.01%
Expenses net of fee waivers, if any	.99%	.99%	1.01%	1.02%	1.01%
Expenses net of all reductions	.99%	.99%	1.01%	1.02%	1.01%
Net investment income (loss)	4.29%	5.00%	6.14%	5.49%	5.27%
Supplemental Data
Net assets, end of period (in millions)	$ 4,746	$ 4,169	$ 3,725	$ 2,174	$ 1,931
Portfolio turnover rate E	221%	207%	202%	255%	149%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.38	$ 12.12	$ 9.77	$ 11.62	$ 11.76
Income from Investment Operations
Net investment income (loss) C	.536	.621	.675	.607	.620
Net realized and unrealized gain (loss)	.009 F	.511	2.341	(1.832)	(.021)
Total from investment operations	.545	1.132	3.016	(1.225)	.599
Distributions from net investment income	(.572)	(.582)	(.566)	(.555)	(.609)
Distributions from net realized gain	(.283)	(.290)	(.100)	(.070)	(.130)
Total distributions	(.855)	(.872)	(.666)	(.625)	(.739)
Net asset value, end of period	$ 12.07	$ 12.38	$ 12.12	$ 9.77	$ 11.62
Total Return A,B	4.48%	9.57%	31.64%	(10.97)%	5.24%
Ratios to Average Net Assets D,G
Expenses before reductions	.98%	.99%	1.01%	1.01%	.99%
Expenses net of fee waivers, if any	.98%	.99%	1.01%	1.01%	.99%
Expenses net of all reductions	.98%	.99%	1.01%	1.01%	.99%
Net investment income (loss)	4.29%	5.00%	6.14%	5.50%	5.29%
Supplemental Data
Net assets, end of period (in millions)	$ 1,471	$ 1,571	$ 1,579	$ 1,337	$ 1,983
Portfolio turnover rate E	221%	207%	202%	255%	149%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.42	$ 12.16	$ 9.80	$ 11.65	$ 11.79
Income from Investment Operations
Net investment income (loss) C	.449	.535	.600	.525	.533
Net realized and unrealized gain (loss)	.007 F	.509	2.348	(1.831)	(.022)
Total from investment operations	.456	1.044	2.948	(1.306)	.511
Distributions from net investment income	(.483)	(.494)	(.488)	(.474)	(.521)
Distributions from net realized gain	(.283)	(.290)	(.100)	(.070)	(.130)
Total distributions	(.766)	(.784)	(.588)	(.544)	(.651)
Net asset value, end of period	$ 12.11	$ 12.42	$ 12.16	$ 9.80	$ 11.65
Total Return A,B	3.72%	8.77%	30.72%	(11.60)%	4.44%
Ratios to Average Net Assets D,G
Expenses before reductions	1.69%	1.70%	1.72%	1.76%	1.74%
Expenses net of fee waivers, if any	1.69%	1.70%	1.72%	1.75%	1.74%
Expenses net of all reductions	1.69%	1.70%	1.72%	1.75%	1.74%
Net investment income (loss)	3.59%	4.30%	5.43%	4.76%	4.54%
Supplemental Data
Net assets, end of period (in millions)	$ 244	$ 307	$ 348	$ 267	$ 335
Portfolio turnover rate E	221%	207%	202%	255%	149%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.36	$ 12.10	$ 9.76	$ 11.60	$ 11.74
Income from Investment Operations
Net investment income (loss) C	.441	.528	.597	.517	.526
Net realized and unrealized gain (loss)	.010 F	.512	2.327	(1.817)	(.020)
Total from investment operations	.451	1.040	2.924	(1.300)	.506
Distributions from net investment income	(.478)	(.490)	(.484)	(.470)	(.516)
Distributions from net realized gain	(.283)	(.290)	(.100)	(.070)	(.130)
Total distributions	(.761)	(.780)	(.584)	(.540)	(.646)
Net asset value, end of period	$ 12.05	$ 12.36	$ 12.10	$ 9.76	$ 11.60
Total Return A,B	3.71%	8.77%	30.60%	(11.59)%	4.42%
Ratios to Average Net Assets D,G
Expenses before reductions	1.74%	1.74%	1.75%	1.79%	1.78%
Expenses net of fee waivers, if any	1.74%	1.74%	1.75%	1.79%	1.78%
Expenses net of all reductions	1.74%	1.74%	1.75%	1.79%	1.78%
Net investment income (loss)	3.54%	4.26%	5.40%	4.72%	4.50%
Supplemental Data
Net assets, end of period (in millions)	$ 1,824	$ 1,609	$ 1,336	$ 800	$ 866
Portfolio turnover rate E	221%	207%	202%	255%	149%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.52	$ 12.25	$ 9.87	$ 11.72	$ 11.86
Income from Investment Operations
Net investment income (loss) B	.570	.657	.710	.635	.652
Net realized and unrealized gain (loss)	.003 F	.514	2.361	(1.835)	(.027)
Total from investment operations	.573	1.171	3.071	(1.200)	.625
Distributions from net investment income	(.600)	(.611)	(.591)	(.580)	(.635)
Distributions from net realized gain	(.283)	(.290)	(.100)	(.070)	(.130)
Total distributions	(.883)	(.901)	(.691)	(.650)	(.765)
Net asset value, end of period	$ 12.21	$ 12.52	$ 12.25	$ 9.87	$ 11.72
Total Return A	4.66%	9.80%	31.92%	(10.67)%	5.42%
Ratios to Average Net Assets C,E
Expenses before reductions	.76%	.76%	.78%	.78%	.77%
Expenses net of fee waivers, if any	.76%	.76%	.78%	.78%	.77%
Expenses net of all reductions	.76%	.76%	.78%	.78%	.76%
Net investment income (loss)	4.52%	5.23%	6.37%	5.73%	5.52%
Supplemental Data
Net assets, end of period (in millions)	$ 1,812	$ 1,481	$ 1,156	$ 750	$ 889
Portfolio turnover rate D	221%	207%	202%	255%	149%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2011

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Strategic Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations, preferred securities, U.S. government and government agency obligations and sovereign loan participations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. As of December 31, 2011, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 512,968
Gross unrealized depreciation	(264,871)
Net unrealized appreciation (depreciation) on securities and other investments	$ 248,097

Tax Cost	$ 9,991,073

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 10,038
Undistributed long-term capital gain	$ 8,716
Net unrealized appreciation (depreciation)	$ 245,726

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	December 31, 2011	December 31, 2010
Ordinary Income	$ 499,338	$ 495,344
Long-term Capital Gains	157,074	107,589
Total	$ 656,412	$ 602,933

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Operating Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount however; delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells MBS and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell MBS on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a dollar roll or a reverse dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

4. Operating Policies - continued

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts and swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund receives collateral in the form of cash or securities, if required, which is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

swap counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties in an amount equal to the counterparties unrealized appreciation on outstanding swaps contracts, and any such pledged collateral is identified on the Schedule of Investments. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 864	$ 146
Swap Agreements	(133)	95
Totals (a)	$ 731	$ 241

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market, and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Annual Report

5. Derivative Instruments - continued

Futures Contracts - continued

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, if any, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $11,147,528 and $10,947,204, respectively.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 11,109	$ 156
Class T	-%	.25%	3,777	40
Class B	.65%	.25%	2,448	1,769
Class C	.75%	.25%	17,055	3,673
			$ 34,389	$ 5,638

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 620
Class T	98
Class B*	543
Class C*	237
$ 1,498

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 6,308.14
Class T	2,121.14
Class B	542.20
Class C	2,405.14
Institutional Class	2,670.16
	$ 14,046

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were four dollars for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $29 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $108.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2011	2010
From net investment income
Class A	$ 205,948	$ 184,441
Class T	68,991	73,231
Class B	10,324	13,190
Class C	66,420	59,445
Institutional Class	79,292	65,453
Total	$ 430,975	$ 395,760

Annual Report

11. Distributions to Shareholders - continued

Years ended December 31,	2011	2010
From net realized gain
Class A	$ 105,689	$ 94,835
Class T	33,932	35,520
Class B	5,842	7,104
Class C	40,648	36,622
Institutional Class	39,326	33,092
Total	$ 225,437	$ 207,173

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2011	2010	2011	2010
Class A
Shares sold	126,923	112,762	$ 1,585,126	$ 1,400,620
Reinvestment of distributions	20,017	18,407	246,096	227,669
Shares redeemed	(90,489)	(101,668)	(1,129,354)	(1,258,358)
Net increase (decrease)	56,451	29,501	$ 701,868	$ 369,931
Class T
Shares sold	25,003	29,433	$ 311,991	$ 365,455
Reinvestment of distributions	6,988	7,441	85,992	92,005
Shares redeemed	(36,994)	(40,227)	(461,831)	(499,102)
Net increase (decrease)	(5,003)	(3,353)	$ (63,848)	$ (41,642)
Class B
Shares sold	1,555	5,248	$ 19,480	$ 64,803
Reinvestment of distributions	1,018	1,280	12,558	15,870
Shares redeemed	(7,166)	(10,447)	(89,747)	(130,170)
Net increase (decrease)	(4,593)	(3,919)	$ (57,709)	$ (49,497)
Class C
Shares sold	44,256	39,572	$ 551,111	$ 490,689
Reinvestment of distributions	6,683	5,847	81,884	72,188
Shares redeemed	(29,665)	(25,653)	(369,130)	(318,984)
Net increase (decrease)	21,274	19,766	$ 263,865	$ 243,893
Institutional Class
Shares sold	67,033	51,309	$ 846,232	$ 643,733
Reinvestment of distributions	6,936	5,561	86,262	69,558
Shares redeemed	(43,944)	(32,913)	(554,874)	(414,204)
Net increase (decrease)	30,025	23,957	$ 377,620	$ 299,087

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

14. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Strategic Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Strategic Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the schedule of investments, as of December 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodians, agent banks and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Strategic Income Fund as of December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 21, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 429 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Annual Report

Trustees and Officers - continued

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Derek L. Young (47)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as President and a Director of Strategic Advisers, Inc. (2011-present), President of the Global Asset Allocation Group (2011-present), and as Vice Chairman of Pyramis Global Advisers, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of the Global Asset Allocation Group (2009-2011) and as a portfolio manager.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (50)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor Strategic Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	02/13/2012	02/10/2012	$0.012
Class T	02/13/2012	02/10/2012	$0.012
Class B	02/13/2012	02/10/2012	$0.012
Class C	02/13/2012	02/10/2012	$0.012

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2011, $129,791,985, or, if subsequently determined to be different, the net capital gain of such year.

A total of 6.71% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $242,832,752 of distributions paid during the period January 1, 2011 to December 31, 2011 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Class A, Class T, Class B and Class C designate 3% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Strategic Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the cumulative total returns of Institutional Class (Class I) and Class C of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's four general investment categories according to their respective weightings in the fund's neutral mix.

Annual Report

Fidelity Advisor Strategic Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Institutional Class (Class I) of the fund was in the third quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 27% means that 73% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Strategic Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Annual Report

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2010.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

SI-UANN-0212
1.787727.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Strategic Income
Fund - Institutional Class

Annual Report

December 31, 2011

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fundperformance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

Dear Shareholder:

(The Chairman's photo appears here.)

The investment environment in 2011 was characterized by a number of headline events, most notably the early-August decision by Standard & Poor's to lower the long-term sovereign credit rating of the United States. The historic downgrade followed a stalemate in which Congress struggled to address the debt ceiling, heightening investor anxiety and within a matter of days wiping out a solid first-half advance that was largely driven by encouraging corporate earnings and economic activity. At the same time, investors were becoming increasingly concerned about the sovereign debt crisis in Europe and its potential to derail the U.S. economy, as well as persistently high unemployment. The combination of these factors set off a wave of unusually high volatility that lasted until late in the year, with wide weekly, and even daily, swings fueled largely by the latest developments coming out of the eurozone.

Against this backdrop, equities struggled to gain any significant momentum in the second half, and finished 2011 with only a modest gain, due in part to a strong October. High-grade bonds, meanwhile, benefited from periodic flights to quality and turned in a solid performance, paced by municipal issues and Treasuries.

Financial markets are difficult to predict, of course, but you can help put the odds in your favor by following these time-tested investment principles. One of the basic tenets is to invest according to your time horizon. For long-term investors, riding out the markets' inevitable ups and downs has proven much more effective than making decisions based on short-term developments. If your goal is approaching, you can also benefit from patience and restraint, rather than attempting to time the market.

Asset allocation is another principle to manage risk. As you spread your portfolio among the asset classes, be sure to consider your time horizon, risk tolerance and investment objectives. After deciding on a suitable allocation strategy, make sure your portfolio is adequately diversified, with exposure to stocks of small-, mid- and large-cap companies in a range of sectors, for example.

Lastly, investing a certain amount of money on a regular basis - a principle known as dollar-cost averaging - can help lower the average cost of your purchases, while also giving you the discipline to avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to learn more by visiting us on the Internet, dropping by one of our Investor Centers or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The Chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2011	Past 1 year	Past 5 years	Past 10 years
Institutional Class	4.66%	7.38%	8.50%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Strategic Income Fund - Institutional Class on December 31, 2001. The chart shows how the value of your investment would have changed, and also shows how The BofA Merrill LynchSM US High Yield Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Market volatility took center stage during the 12 months ending December 31, 2011, stealing the spotlight from an improving global economy. Earlier in the year, aggressive monetary stimulus by the U.S. federal government, improving credit-market conditions and solid corporate earnings buoyed fixed-income asset prices. As the period progressed, however, fresh worries about sovereign debt in Europe, inflation in China, gridlock over raising the debt ceiling in the U.S. - along with Standard & Poor's subsequent downgrade of the nation's long-term sovereign credit rating - and a dimmed outlook for global growth punctured investor confidence and ignited volatility. Higher-quality fixed-income investments benefited from a rotation out of riskier asset classes during the spring and ended up outpacing their higher-yielding counterparts for the year. Accordingly, the Barclays Capital® U.S. Government Bond Index led the way with a gain of 9.02%, while the The BofA Merrill LynchSM US High Yield Constrained Index returned 4.37%. Hampered by financial woes in Europe, the sovereign debt of major economies outside the U.S., as represented by the Citigroup® Non-USD Group-of-Seven (G7) Equal Weighted Index, rose 4.86%, while the JPMorgan Emerging Markets Bond Index Global (EMBI Global) advanced 8.46%, despite the head wind of an appreciating U.S. dollar, which hindered results.

Comments from Joanna Bewick and Christopher Sharpe, Lead Co-Portfolio Managers of Fidelity Advisor® Strategic Income Fund: For the year, the fund's Institutional Class shares rose 4.66%, underperforming the 6.59% return of the Fidelity Strategic Income Composite Index. On balance, asset allocation modestly detracted from the fund's relative return. The biggest drag on performance, however, came from security selection within the subportfolios. The high-yield debt sleeve fell short of its benchmark and was the largest relative detractor, mainly due to unsuccessful security selection in the telecommunications and automotive/auto parts industries. The emerging-markets debt subportfolio had a particularly challenging third quarter and ended the period short of its index. Unfavorable market positioning more than offset positive security selection in the sleeve overall. Our U.S. government debt subportfolio delivered the biggest absolute return, but modestly trailed its benchmark, with sector selection hurting performance. Lastly, the developed-markets debt sleeve modestly lagged its index. Positive security selection in France, Japan and Italy was offset by weak picks in Canada and non-index stakes in the Netherlands and Belgium.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During Period* July 1, 2011 to December 31, 2011
Class A	.98%
Actual		$ 1,000.00	$ 1,001.80	$ 4.94
HypotheticalA		$ 1,000.00	$ 1,020.27	$ 4.99
Class T	.98%
Actual		$ 1,000.00	$ 1,001.90	$ 4.94
HypotheticalA		$ 1,000.00	$ 1,020.27	$ 4.99
Class B	1.68%
Actual		$ 1,000.00	$ 998.30	$ 8.46
HypotheticalA		$ 1,000.00	$ 1,016.74	$ 8.54
Class C	1.72%
Actual		$ 1,000.00	$ 998.90	$ 8.67
HypotheticalA		$ 1,000.00	$ 1,016.53	$ 8.74
Institutional Class	.75%
Actual		$ 1,000.00	$ 1,002.90	$ 3.79
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.82

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Top Five Holdings as of December 31, 2011
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	19.2	17.0
Japan Government	2.3	2.4
German Federal Republic	2.3	1.4
United Kingdom, Great Britain and Northern Ireland	2.1	1.9
Canadian Government	2.0	2.3
	27.9
Top Five Market Sectors as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	6.2	6.3
Financials	5.8	8.9
Telecommunication Services	5.3	7.0
Consumer Discretionary	4.9	5.2
Industrials	4.4	4.5
Quality Diversification (% of fund's net assets)
As of December 31, 2011	As of June 30, 2011
U.S. Government and U.S. Government Agency Obligations† 28.4%	U.S. Government and U.S. Government Agency Obligations† 25.2%
AAA,AA,A 14.5%	AAA,AA,A 12.8%
BBB 4.3%	BBB 4.9%
BB 14.1%	BB 12.8%
B 23.1%	B 25.6%
CCC,CC,C 4.9%	CCC,CC,C 5.6%
Not Rated 2.4%	Not Rated 3.1%
Equities 0.7%	Equities 1.7%
Short-Term Investments and Net Other Assets 7.6%	Short-Term Investments and Net Other Assets 8.3%

† Includes FDIC Guaranteed Corporate Securities and NCUA Guaranteed Notes

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of December 31, 2011 *		As of June 30, 2011 **
	Preferred Securities 0.3%		Preferred Securities 0.0%
	Corporate Bonds 34.7%		Corporate Bonds 36.9%
	U.S. Government and U.S. Government Agency Obligations† 28.4%		U.S. Government and U.S. Government Agency Obligations† 25.2%
	Foreign Government & Government Agency Obligations 22.8%		Foreign Government & Government Agency Obligations 21.6%
	Floating Rate Loans 5.3%		Floating Rate Loans 6.1%
	Stocks 0.7%		Stocks 1.7%
	Other Investments 0.2%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets 7.6%		Short-Term Investments and Net Other Assets 8.3%
* Foreign investments	33.8%	** Foreign investments	33.4%
* Futures and Swaps	1.7%	** Futures and Swaps	1.1%
† Includes FDIC Guaranteed Corporate Securities and NCUA Guaranteed Notes

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Annual Report

Investments December 31, 2011

Showing Percentage of Net Assets

Corporate Bonds - 34.6%
		Principal Amount (000s) (e)	Value (000s)
Convertible Bonds - 0.7%
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.1%
TRW Automotive, Inc. 3.5% 12/1/15		$ 8,595	$ 11,582
ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 3.25% 12/15/25		2,640	2,640
Oil, Gas & Consumable Fuels - 0.2%
Chesapeake Energy Corp.:
2.5% 5/15/37		15,880	14,119
2.5% 5/15/37		4,310	3,866
			17,985
TOTAL ENERGY			20,625
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Lucent Technologies, Inc. 2.875% 6/15/25		5,410	4,720
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
NII Holdings, Inc. 3.125% 6/15/12		29,220	29,403
TOTAL CONVERTIBLE BONDS			66,330
Nonconvertible Bonds - 33.9%
CONSUMER DISCRETIONARY - 3.6%
Auto Components - 0.5%
Affinia Group, Inc.:
9% 11/30/14		5,140	5,089
10.75% 8/15/16 (h)		1,813	1,967
Cooper Standard Auto, Inc. 8.5% 5/1/18		1,775	1,828
Dana Holding Corp.:
6.5% 2/15/19		3,770	3,808
6.75% 2/15/21		1,560	1,576
Delphi Corp.:
5.875% 5/15/19 (h)		4,885	4,958
6.125% 5/15/21 (h)		4,535	4,603
Exide Technologies 8.625% 2/1/18		2,135	1,655
International Automotive Components Group SA 9.125% 6/1/18 (h)		5,245	4,668
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Auto Components - continued
Lear Corp.:
7.875% 3/15/18		$ 1,380	$ 1,504
8.125% 3/15/20		1,530	1,683
RSC Equipment Rental, Inc. 10% 7/15/17 (h)		2,610	3,015
Stoneridge, Inc. 9.5% 10/15/17 (h)		2,330	2,388
Tenneco, Inc.:
6.875% 12/15/20		6,205	6,391
7.75% 8/15/18		1,545	1,560
The Goodyear Tire & Rubber Co. 10.5% 5/15/16		3,117	3,444
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (h)		4,917	4,947
			55,084
Automobiles - 0.1%
Automotores Gildemeister SA 8.25% 5/24/21 (h)		2,240	2,285
General Motors Corp.:
6.75% 5/1/28 (d)		10,670	71
7.125% 7/15/13 (d)		1,605	11
7.2% 1/15/11 (d)		4,015	27
7.4% 9/1/25 (d)		500	3
7.7% 4/15/16 (d)		7,804	52
8.25% 7/15/23 (d)		4,845	32
8.375% 7/15/33 (d)		7,015	47
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (h)		3,970	4,124
			6,652
Diversified Consumer Services - 0.0%
Mac-Gray Corp. 7.625% 8/15/15		453	464
Hotels, Restaurants & Leisure - 0.8%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (h)	BRL	8,125	4,470
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		4,365	4,736
Landry's Restaurants, Inc.:
11.625% 12/1/15		1,385	1,458
11.625% 12/1/15 (h)		1,000	1,053
MCE Finance Ltd. 10.25% 5/15/18		7,675	8,366
MGM Mirage, Inc.:
6.625% 7/15/15		1,265	1,202
10% 11/1/16		4,265	4,436
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM Mirage, Inc.: - continued
10.375% 5/15/14		$ 1,535	$ 1,750
Mohegan Tribal Gaming Authority 6.875% 2/15/15		2,333	1,038
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind (h)(m)		12,530	10,651
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (h)		2,745	2,903
NCL Corp. Ltd. 9.5% 11/15/18		1,450	1,501
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (h)		1,135	1,109
Roadhouse Financing, Inc. 10.75% 10/15/17		4,080	3,896
Seven Seas Cruises S de RL LLC 9.125% 5/15/19 (h)		670	677
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (h)		1,540	862
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 8.625% 4/15/16 (h)		580	590
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15		1,970	2,182
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (h)		863	470
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20		22,030	24,233
			77,583
Household Durables - 0.8%
Jarden Corp. 6.125% 11/15/22		3,220	3,309
Reliance Intermediate Holdings LP 9.5% 12/15/19 (h)		6,915	7,330
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21 (h)		6,200	6,076
7.125% 4/15/19 (h)		12,480	12,605
7.875% 8/15/19 (h)		6,920	7,162
8.25% 2/15/21 (h)		21,645	18,939
9% 5/15/18 (h)		445	423
9% 4/15/19 (h)		17,465	16,461
9.875% 8/15/19 (h)		2,395	2,311
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Sealy Mattress Co. 10.875% 4/15/16 (h)		$ 1,412	$ 1,543
Standard Pacific Corp.:
8.375% 5/15/18		2,255	2,148
8.375% 1/15/21		4,340	4,101
			82,408
Leisure Equipment & Products - 0.1%
Cedar Fair LP/Magnum Management Corp. 9.125% 8/1/18		7,710	8,355
Eastman Kodak Co. 10.625% 3/15/19 (h)		3,435	2,611
Easton-Bell Sports, Inc. 9.75% 12/1/16		1,505	1,638
			12,604
Media - 0.8%
Bresnan Broadband Holdings LLC 8% 12/15/18 (h)		2,255	2,345
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (h)		9,330	9,936
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16		3,718	4,295
Checkout Holding Corp. 0% 11/15/15 (h)		3,310	1,655
DISH DBS Corp. 6.75% 6/1/21		9,370	10,049
EchoStar Communications Corp. 7.125% 2/1/16		18,425	19,853
Gray Television, Inc. 10.5% 6/29/15		1,985	1,876
Houghton Mifflin Harcourt Publishing Co. 10.5% 6/1/19 (h)		4,625	2,821
Liberty Media Corp. 8.5% 7/15/29		6,535	6,339
Livent, Inc. yankee 9.375% 10/15/04 (d)		300	0
MDC Partners, Inc. 11% 11/1/16		845	887
MediMedia USA, Inc. 11.375% 11/15/14 (h)		850	748
ONO Finance II PLC 10.875% 7/15/19 (h)		1,165	1,037
Satelites Mexicanos SA de CV 9.5% 5/15/17		1,270	1,295
Sheridan Group, Inc. 12.5% 4/15/14		2,986	2,628
Sinclair Television Group, Inc. 8.375% 10/15/18		3,550	3,599
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		3,600	3,609
UPCB Finance V Ltd. 7.25% 11/15/21 (h)		4,555	4,612
Videotron Ltd. 6.875% 1/15/14		334	335
			77,919
Specialty Retail - 0.3%
Asbury Automotive Group, Inc. 8.375% 11/15/20		1,455	1,491
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Claire's Stores, Inc. 8.875% 3/15/19		$ 1,770	$ 1,345
Michaels Stores, Inc. 7.75% 11/1/18		10,750	10,750
Sally Holdings LLC 6.875% 11/15/19 (h)		3,305	3,454
Sonic Automotive, Inc. 9% 3/15/18		9,150	9,516
Spencer Spirit Holdings, Inc./Spencer Gifts LLC/Spirit Halloween Superstores 11% 5/1/17 (h)		2,770	2,756
			29,312
Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands, Inc. 6.375% 12/15/20		7,350	7,479
Levi Strauss & Co.:
7.625% 5/15/20		9,350	9,467
8.875% 4/1/16		1,650	1,708
Polymer Group, Inc. 7.75% 2/1/19 (h)		1,575	1,630
			20,284
TOTAL CONSUMER DISCRETIONARY			362,310
CONSUMER STAPLES - 0.9%
Beverages - 0.0%
Cerveceria Nacional Dominicana C por A:
8% 3/27/14 (Reg. S)		780	803
16% 3/27/12 (h)		2,372	1,929
			2,732
Food & Staples Retailing - 0.4%
BFF International Ltd. 7.25% 1/28/20 (h)		3,355	3,699
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (h)		4,655	4,678
Grifols, Inc. 8.25% 2/1/18		4,920	5,141
Rite Aid Corp.:
8% 8/15/20		7,350	8,177
9.375% 12/15/15		5,170	4,976
9.5% 6/15/17		2,760	2,498
9.75% 6/12/16		3,670	4,000
10.25% 10/15/19		1,835	2,023
			35,192
Food Products - 0.4%
Bumble Bee Acquisition Corp. 9% 12/15/17 (h)		5,592	5,676
Darling International, Inc. 8.5% 12/15/18		1,130	1,251
Dean Foods Co. 9.75% 12/15/18		7,250	7,730
Gruma SAB de CV 7.75% (Reg. S) (i)		5,045	5,045
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Harbinger Group, Inc. 10.625% 11/15/15		$ 2,645	$ 2,585
Hines Nurseries, Inc. 10.25% 10/1/49 (d)		370	4
JBS USA LLC/JBS USA Finance, Inc. 11.625% 5/1/14		5,200	5,895
MHP SA 10.25% 4/29/15 (h)		4,025	3,582
Michael Foods, Inc. 9.75% 7/15/18		1,885	1,984
Smithfield Foods, Inc. 10% 7/15/14		5,540	6,454
			40,206
Household Products - 0.0%
Spectrum Brands Holdings, Inc. 9.5% 6/15/18 (h)		2,890	3,121
Personal Products - 0.1%
Elizabeth Arden, Inc. 7.375% 3/15/21		1,560	1,638
NBTY, Inc. 9% 10/1/18		5,005	5,443
Revlon Consumer Products Corp. 9.75% 11/15/15		3,875	4,127
			11,208
TOTAL CONSUMER STAPLES			92,459
ENERGY - 6.0%
Energy Equipment & Services - 0.3%
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (h)		5,735	5,964
Complete Production Services, Inc. 8% 12/15/16		2,530	2,631
Forbes Energy Services Ltd. 9% 6/15/19		3,755	3,511
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (h)		3,970	4,129
Oil States International, Inc. 6.5% 6/1/19		3,855	3,942
Pioneer Drilling Co. 9.875% 3/15/18		3,410	3,546
Precision Drilling Corp. 6.5% 12/15/21 (h)		940	945
Pride International, Inc. 6.875% 8/15/20		3,150	3,699
Trinidad Drilling Ltd. 7.875% 1/15/19 (h)		1,615	1,663
			30,030
Oil, Gas & Consumable Fuels - 5.7%
Afren PLC 11.5% 2/1/16 (h)		2,175	2,132
Alpha Natural Resources, Inc.:
6% 6/1/19		13,625	13,148
6.25% 6/1/21		6,910	6,668
Arch Coal, Inc. 7.25% 10/1/20		1,670	1,708
ATP Oil & Gas Corp. 11.875% 5/1/15		32,370	21,445
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Berry Petroleum Co.:
8.25% 11/1/16		$ 2,930	$ 3,047
10.25% 6/1/14		2,220	2,514
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/1/19 (h)		3,750	3,638
Carrizo Oil & Gas, Inc. 8.625% 10/15/18		9,835	9,933
Chaparral Energy, Inc. 9.875% 10/1/20		1,845	1,965
Chesapeake Energy Corp.:
6.125% 2/15/21		7,750	7,886
6.875% 11/15/20		12,030	12,872
Chesapeake Midstream Partners LP/CHKM Finance Corp. 5.875% 4/15/21 (h)		2,400	2,400
Clayton Williams Energy, Inc. 7.75% 4/1/19 (h)		5,160	4,928
Concho Resources, Inc.:
6.5% 1/15/22		6,135	6,350
7% 1/15/21		2,855	3,065
CONSOL Energy, Inc.:
8% 4/1/17		6,470	7,068
8.25% 4/1/20		6,645	7,310
Continental Resources, Inc.:
7.125% 4/1/21		2,540	2,743
8.25% 10/1/19		885	974
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19 (h)		2,235	2,174
Crosstex Energy L.P./Crosstex Energy Finance Corp. 8.875% 2/15/18		4,920	5,332
Denbury Resources, Inc.:
8.25% 2/15/20		3,877	4,323
9.75% 3/1/16		1,660	1,830
DTEK Finance BV 9.5% 4/28/15 (h)		3,010	2,742
Eagle Rock Energy Partners LP / Eagle Rock Energy Finance Corp. 8.375% 6/1/19 (h)		5,125	5,125
Energy Partners Ltd. 8.25% 2/15/18		6,600	6,303
Energy Transfer Equity LP 7.5% 10/15/20		10,210	11,154
Energy XXI Gulf Coast, Inc. 9.25% 12/15/17		12,735	13,817
EXCO Resources, Inc. 7.5% 9/15/18		8,000	7,520
Goodrich Petroleum Corp. 8.875% 3/15/19 (h)		3,485	3,468
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (h)		$ 3,335	$ 3,335
7% 5/5/20 (h)		4,100	4,305
8.375% 7/2/13 (h)		3,080	3,237
9.125% 7/2/18 (h)		4,825	5,561
11.75% 1/23/15 (h)		4,880	5,710
LINN Energy LLC/LINN Energy Finance Corp.:
7.75% 2/1/21		19,190	19,862
8.625% 4/15/20		14,410	15,635
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
6.25% 6/15/22		9,605	9,989
6.75% 11/1/20		1,880	1,965
Newfield Exploration Co. 6.875% 2/1/20		12,875	13,744
Northern Tier Energy LLC/Northern Tier Finance Corp. 10.5% 12/1/17 (h)		4,575	4,895
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (h)		14,160	13,877
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (h)		7,874	7,894
Pan American Energy LLC 7.875% 5/7/21 (h)		3,445	3,531
Peabody Energy Corp.:
6% 11/15/18 (h)		11,475	11,705
6.25% 11/15/21 (h)		11,475	11,819
7.875% 11/1/26		5,640	6,049
Pemex Project Funding Master Trust:
5.75% 3/1/18		5,050	5,517
6.625% 6/15/35		8,670	9,754
Petrobras International Finance Co. Ltd.:
6.875% 1/20/40		3,175	3,620
8.375% 12/10/18		3,665	4,453
Petrohawk Energy Corp. 7.875% 6/1/15		22,900	24,389
Petroleos de Venezuela SA:
4.9% 10/28/14		22,150	17,332
5% 10/28/15		2,835	2,013
5.375% 4/12/27		18,265	8,904
5.5% 4/12/37		13,370	6,384
8% 11/17/13		4,785	4,534
8.5% 11/2/17 (h)		45,245	34,160
12.75% 2/17/22 (h)		18,475	15,473
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos:
5.5% 1/21/21		$ 4,720	$ 5,133
6% 3/5/20		2,990	3,371
6.5% 6/2/41		2,090	2,351
6.5% 6/2/41 (h)		2,185	2,447
6.625% (h)(i)		14,095	14,165
8% 5/3/19		2,695	3,362
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		2,192	2,148
Petroleum Development Corp. 12% 2/15/18		4,390	4,763
Pioneer Natural Resources Co. 7.5% 1/15/20		8,285	9,652
PT Adaro Indonesia 7.625% 10/22/19 (h)		1,859	2,036
PT Pertamina Persero:
5.25% 5/23/21 (h)		3,185	3,249
6.5% 5/27/41 (h)		2,320	2,384
Quicksilver Resources, Inc. 11.75% 1/1/16		5,045	5,688
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18		6,445	6,735
Rosetta Resources, Inc. 9.5% 4/15/18		3,565	3,850
Southern Star Central Corp. 6.75% 3/1/16		1,560	1,587
Southwestern Energy Co. 7.5% 2/1/18		2,460	2,835
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.875% 2/1/21 (h)		2,785	2,785
11.25% 7/15/17		4,265	4,766
Teekay Corp. 8.5% 1/15/20		3,695	3,566
Tennessee Gas Pipeline Co.:
7% 10/15/28		550	631
7.625% 4/1/37		1,035	1,233
8.375% 6/15/32		1,155	1,463
Venoco, Inc.:
8.875% 2/15/19		7,315	6,474
11.5% 10/1/17		5,185	5,237
WPX Energy, Inc. 6% 1/15/22 (h)		7,035	7,088
YPF SA 10% 11/2/28		1,725	1,889
			576,116
TOTAL ENERGY			606,146
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - 5.0%
Capital Markets - 0.1%
Equinox Holdings, Inc. 9.5% 2/1/16 (h)		$ 5,755	$ 5,913
HSBC Bank PLC:
3.875% 10/24/18	EUR	1,000	1,324
5.75% 6/27/17 (f)	GBP	1,130	1,747
Penson Worldwide, Inc. 12.5% 5/15/17 (h)		3,580	2,148
			11,132
Commercial Banks - 1.2%
African Export-Import Bank 8.75% 11/13/14		1,920	2,059
Akbank T.A.S. 5.125% 7/22/15 (h)		5,045	4,856
Banco Nacional de Desenvolvimento Economico e Social:
5.5% 7/12/20 (h)		2,705	2,935
6.5% 6/10/19 (h)		1,280	1,459
BBVA Paraguay SA 9.75% 2/11/16 (h)		4,480	4,704
CIT Group, Inc.:
7% 5/1/15		0 *	0 *
7% 5/4/15 (h)		2,780	2,773
7% 5/1/16		1	1
7% 5/2/16 (h)		793	789
7% 5/1/17		1	1
7% 5/2/17 (h)		25,667	25,507
Co-Operative Bank PLC 4.75% 11/11/21	GBP	2,100	3,241
Development Bank of Kazakhstan JSC 5.5% 12/20/15 (h)		2,890	2,847
Development Bank of Philippines 8.375% (i)(m)		6,440	6,891
Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		3,585	3,262
Export-Import Bank of India 0.6957% 6/7/12 (m)	JPY	170,000	2,195
HSBK (Europe) BV:
7.25% 5/3/17 (h)		5,550	5,370
9.25% 10/16/13 (h)		5,735	5,993
International Bank for Reconstruction & Development:
8% 6/20/13	NGN	166,000	943
8.2% 12/12/12	NGN	920,000	5,357
Nordea Bank Finland PLC 2.25% 11/16/15	EUR	5,250	6,865
RSHB Capital SA 6% 6/3/21 (h)		2,155	1,886
Svenska Handelsbanken AB 4.375% 10/20/21	EUR	4,700	6,250
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (f)		$ 5,375	$ 3,601
Trade & Development Bank of Mongolia LLC 8.5% 10/25/13		1,965	1,867
Turkiye Garanti Bankasi A/S 2.9092% 4/20/16 (h)(m)		3,700	3,316
Turkiye Is Bankasi A/S 5.1% 2/1/16 (h)		3,770	3,657
US Bank NA 4.375% 2/28/17 (m)	EUR	1,600	1,916
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		11,335	11,278
			121,819
Consumer Finance - 1.2%
Ally Financial, Inc.:
3.6492% 2/11/14 (m)		14,765	13,953
7.5% 9/15/20		10,825	10,933
8% 3/15/20		17,640	18,081
Ford Motor Credit Co. LLC:
5.875% 8/2/21		8,265	8,611
12% 5/15/15		12,770	15,579
General Motors Acceptance Corp. 8% 11/1/31		7,330	6,918
GMAC LLC:
6.75% 12/1/14		2,965	2,980
8% 11/1/31		46,508	44,415
			121,470
Diversified Financial Services - 2.2%
Aquarius Investments Luxemburg 8.25% 2/18/16		3,550	3,532
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		5,950	5,147
BP Capital Markets PLC:
3.83% 10/6/17	EUR	2,750	3,782
4.325% 12/10/18	GBP	4,350	7,228
Bumble Bee Holdco SCA 9.625% 3/15/18 pay-in-kind (h)(m)		3,215	2,861
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		10,200	10,328
7.375% 6/1/20		5,685	5,955
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
CCO Holdings LLC/CCO Holdings Capital Corp.: - continued
7.875% 4/30/18		$ 2,920	$ 3,113
8.125% 4/30/20		6,955	7,616
CDW LLC/CDW Finance Corp. 8.25% 12/15/18 (f)		1,590	1,658
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	220	408
8.151% 12/31/30	GBP	475	991
Fibria Overseas Finance Ltd. 7.5% 5/4/20 (h)		2,250	2,188
FireKeepers Development Authority 13.875% 5/1/15 (h)		1,600	1,816
General Motors Financial Co., Inc. 6.75% 6/1/18 (h)		6,140	6,263
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (h)		4,195	4,373
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		14,795	15,350
8% 1/15/18		28,262	29,392
Indo Energy Finance BV 7% 5/7/18 (h)		2,115	2,115
Kreditanstalt fuer Wiederaufbau 5.75% 6/7/32	GBP	1,700	3,482
Landry's Acquisition Co. 11.625% 12/1/15 (h)		2,285	2,411
Landrys Holdings, Inc. 11.5% 6/1/14 (h)		3,230	3,165
NCO Group, Inc. 11.875% 11/15/14		2,185	2,054
Offshore Group Investment Ltd. 11.5% 8/1/15		10,220	11,089
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (h)		3,640	3,613
Reynolds Group DL Escrow LLC 8.75% 10/15/16 (h)		3,593	3,782
Steel Capital SA Ln Partner Net Program 6.25% 7/26/16 (h)		3,925	3,660
T2 Capital Finance Co. SA 6.95% 2/6/17 (Reg. S) (f)		3,525	3,507
TMK Capital SA 7.75% 1/27/18		2,650	2,259
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18		11,580	13,172
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 8.125% 12/1/17 (h)		7,210	7,625
UPCB Finance III Ltd. 6.625% 7/1/20 (h)		3,795	3,719
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Vnesheconombank Via VEB Finance PLC 6.8% 11/22/25 (h)		$ 2,565	$ 2,482
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (h)(m)		20,060	13,887
WM Finance Corp. 11.5% 10/1/18 (h)		15,140	14,951
Zhaikmunai Finance BV 10.5% 10/19/15 (h)		7,545	7,319
			216,293
Insurance - 0.0%
CNO Financial Group, Inc. 9% 1/15/18 (h)		2,935	3,082
USI Holdings Corp. 4.3322% 11/15/14 (h)(m)		920	840
			3,922
Real Estate Investment Trusts - 0.2%
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21		7,955	7,885
Omega Healthcare Investors, Inc.:
6.75% 10/15/22		8,390	8,537
7.5% 2/15/20		4,860	5,200
			21,622
Real Estate Management & Development - 0.1%
CB Richard Ellis Services, Inc. 6.625% 10/15/20		5,565	5,704
Realogy Corp.:
7.875% 2/15/19 (h)		4,395	3,824
12% 4/15/17		2,748	2,144
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		845	872
			12,544
TOTAL FINANCIALS			508,802
HEALTH CARE - 3.5%
Health Care Equipment & Supplies - 0.1%
Chiron Merger Sub, Inc. 10.5% 11/1/18 (h)		14,405	14,117
Health Care Providers & Services - 2.5%
Apria Healthcare Group, Inc. 11.25% 11/1/14		7,720	8,029
Community Health Systems, Inc. 8% 11/15/19 (h)		13,255	13,189
CRC Health Group, Inc. 10.75% 2/1/16		1,880	1,791
DaVita, Inc.:
6.375% 11/1/18		12,740	13,090
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
DaVita, Inc.: - continued
6.625% 11/1/20		$ 3,875	$ 4,001
Emergency Medical Services Corp. 8.125% 6/1/19		6,200	6,185
ExamWorks Group, Inc. 9% 7/15/19 (h)		3,125	2,828
Gentiva Health Services, Inc. 11.5% 9/1/18		5,710	4,654
HCA Holdings, Inc. 7.75% 5/15/21		38,425	38,425
HCA, Inc.:
6.5% 2/15/16		4,220	4,262
6.5% 2/15/20		9,920	10,329
7.25% 9/15/20		38,835	40,874
7.5% 2/15/22		12,110	12,413
8% 10/1/18		1,365	1,437
Health Management Associates, Inc. 7.375% 1/15/20 (h)		2,985	3,060
HealthSouth Corp. 8.125% 2/15/20		7,395	7,441
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19		13,245	11,556
InVentiv Health, Inc. 10% 8/15/18 (h)		905	810
Kindred Healthcare, Inc. 8.25% 6/1/19		2,030	1,705
LifePoint Hospitals, Inc. 6.625% 10/1/20		6,780	7,026
ResCare, Inc. 10.75% 1/15/19		2,735	2,827
Rotech Healthcare, Inc.:
10.5% 3/15/18		2,475	1,906
10.75% 10/15/15		4,075	3,973
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		1,200	1,212
Skilled Healthcare Group, Inc. 11% 1/15/14		3,652	3,433
Tenet Healthcare Corp. 6.25% 11/1/18 (h)		38,116	38,783
UHS Escrow Corp. 7% 10/1/18		1,020	1,049
United Surgical Partners International, Inc. 8.875% 5/1/17		895	902
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 7.75% 2/1/19		4,295	4,123
Vanguard Health Systems, Inc. 0% 2/1/16		241	149
			251,462
Health Care Technology - 0.1%
ConvaTec Healthcare ESA 10.5% 12/15/18 (h)		4,860	4,338
Pharmaceuticals - 0.8%
Elan Finance PLC/Elan Finance Corp. 8.75% 10/15/16		5,775	6,122
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Leiner Health Products, Inc. 11% 6/1/12 (d)		$ 1,885	$ 94
Mylan, Inc.:
6% 11/15/18 (h)		10,955	11,297
7.625% 7/15/17 (h)		3,900	4,193
7.875% 7/15/20 (h)		7,040	7,779
Valeant Pharmaceuticals International:
6.75% 8/15/21 (h)		20,465	19,851
6.875% 12/1/18 (h)		23,885	24,004
7% 10/1/20 (h)		4,350	4,307
			77,647
TOTAL HEALTH CARE			347,564
INDUSTRIALS - 3.5%
Aerospace & Defense - 0.2%
Alion Science & Technology Corp.:
10.25% 2/1/15		800	416
12% 11/1/14 pay-in-kind		1,477	1,213
Hexcel Corp. 6.75% 2/1/15		766	777
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18 (h)		18,060	17,699
7.125% 3/15/21 (h)		1,675	1,642
			21,747
Air Freight & Logistics - 0.0%
Air Medical Group Holdings, Inc. 9.25% 11/1/18 (h)		3,295	3,410
Airlines - 0.6%
Air Canada 9.25% 8/1/15 (h)		7,170	6,274
American Airlines, Inc. equipment trust certificate 13% 8/1/16		3,836	3,989
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19		5,589	5,869
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		790	766
Continental Airlines, Inc. 7.25% 11/10/19		4,695	5,000
Delta Air Lines, Inc. 9.5% 9/15/14 (h)		1,214	1,246
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		8,429	8,798
8.021% 8/10/22		3,718	3,648
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		$ 2,103	$ 2,142
8.028% 11/1/17		649	630
United Air Lines, Inc.:
9.875% 8/1/13 (h)		1,952	1,993
12% 11/1/13 (h)		3,415	3,539
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		7,564	8,329
US Airways 2011-1 Class A pass-thru trust certificates 7.125% 4/22/25		5,175	4,916
			57,139
Building Products - 0.0%
Building Materials Corp. of America 6.75% 5/1/21 (h)		4,665	4,828
Commercial Services & Supplies - 1.5%
ACCO Brands Corp. 10.625% 3/15/15		595	659
ADS Tactical, Inc. 11% 4/1/18 (h)		1,640	1,609
American Reprographics Co. 10.5% 12/15/16		4,570	4,022
B-Corp Merger Sub, Inc. 8.25% 6/1/19 (h)		2,915	2,682
Casella Waste Systems, Inc.:
7.75% 2/15/19		1,160	1,114
11% 7/15/14		1,510	1,623
Cenveo Corp. 10.5% 8/15/16 (h)		2,795	2,355
Covanta Holding Corp. 7.25% 12/1/20		4,940	5,191
Garda World Security Corp. 9.75% 3/15/17 (h)		2,260	2,283
International Lease Finance Corp.:
5.75% 5/15/16		12,000	11,130
6.25% 5/15/19		21,750	20,087
6.75% 9/1/16 (h)		14,655	15,021
7.125% 9/1/18 (h)		27,064	27,876
8.25% 12/15/20		8,875	8,964
8.625% 9/15/15		7,985	8,145
8.625% 1/15/22		9,440	9,499
8.75% 3/15/17		18,075	18,617
The Geo Group, Inc. 7.75% 10/15/17		2,845	3,016
United Rentals North America, Inc. 8.375% 9/15/20		6,995	6,733
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (h)		3,355	3,020
			153,646
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Construction & Engineering - 0.1%
Odebrecht Finance Ltd. 7.5% (h)(i)		$ 9,815	$ 9,594
Electrical Equipment - 0.1%
General Cable Corp. 7.125% 4/1/17		680	678
Sensata Technologies BV 6.5% 5/15/19 (h)		5,310	5,257
			5,935
Industrial Conglomerates - 0.2%
Sequa Corp.:
11.75% 12/1/15 (h)		11,050	11,630
13.5% 12/1/15 pay-in-kind (h)		4,393	4,690
			16,320
Machinery - 0.2%
Accuride Corp. 9.5% 8/1/18		650	627
ArvinMeritor, Inc. 10.625% 3/15/18		2,115	1,988
Cummins, Inc. 7.125% 3/1/28		1,870	2,373
Navistar International Corp. 8.25% 11/1/21		8,123	8,590
Terex Corp. 10.875% 6/1/16		5,025	5,553
Xerium Technologies, Inc. 8.875% 6/15/18 (h)		3,870	3,425
			22,556
Marine - 0.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17		2,585	1,861
Navios Maritime Holdings, Inc.:
8.125% 2/15/19		4,440	3,374
8.875% 11/1/17		10,830	10,397
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19 (h)		1,320	1,043
SCF Capital Ltd. 5.375% 10/27/17 (h)		2,085	1,793
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		2,050	1,845
			20,313
Road & Rail - 0.3%
Georgian Railway Ltd. 9.875% 7/22/15		2,250	2,239
Kansas City Southern de Mexico SA de CV:
6.125% 6/15/21		2,485	2,560
12.5% 4/1/16		7,425	8,613
Swift Services Holdings, Inc. 10% 11/15/18		10,490	10,962
Western Express, Inc. 12.5% 4/15/15 (h)		5,935	2,522
			26,896
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Trading Companies & Distributors - 0.1%
Aircastle Ltd. 9.75% 8/1/18		$ 9,000	$ 9,450
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (h)		3,287	3,419
TOTAL INDUSTRIALS			355,253
INFORMATION TECHNOLOGY - 1.2%
Communications Equipment - 0.4%
Avaya, Inc.:
9.75% 11/1/15		6,165	5,364
10.125% 11/1/15 pay-in-kind (m)		4,120	3,605
Brocade Communications Systems, Inc.:
6.625% 1/15/18		6,605	6,935
6.875% 1/15/20		2,095	2,231
Lucent Technologies, Inc.:
6.45% 3/15/29		20,050	14,386
6.5% 1/15/28		6,570	4,714
ViaSat, Inc. 8.875% 9/15/16		1,335	1,368
			38,603
Computers & Peripherals - 0.1%
Seagate HDD Cayman:
7% 11/1/21 (h)		6,295	6,452
7.75% 12/15/18 (h)		9,070	9,660
			16,112
Electronic Equipment & Components - 0.0%
Atkore International, Inc. 9.875% 1/1/18		2,155	2,047
Reddy Ice Corp.:
11.25% 3/15/15		2,645	2,480
13.25% 11/1/15		3,266	1,192
			5,719
Internet Software & Services - 0.1%
Equinix, Inc. 8.125% 3/1/18		8,180	8,916
IT Services - 0.3%
Ceridian Corp. 11.25% 11/15/15		4,145	3,233
Fidelity National Information Services, Inc.:
7.625% 7/15/17		2,935	3,170
7.875% 7/15/20		3,910	4,223
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - continued
SunGard Data Systems, Inc. 7.375% 11/15/18		$ 4,435	$ 4,535
Telcordia Technologies, Inc. 11% 5/1/18 (h)		6,855	8,740
Unisys Corp.:
12.5% 1/15/16		3,030	3,235
12.75% 10/15/14 (h)		201	229
			27,365
Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro Devices, Inc.:
7.75% 8/1/20		1,640	1,681
8.125% 12/15/17		3,470	3,609
Freescale Semiconductor, Inc. 10.75% 8/1/20		2,336	2,435
NXP BV/NXP Funding LLC 9.75% 8/1/18 (h)		13,190	14,509
Spansion LLC 11.25% 1/15/16 (d)(h)		4,255	196
Viasystems, Inc. 12% 1/15/15 (h)		4,000	4,285
			26,715
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (h)		870	558
TOTAL INFORMATION TECHNOLOGY			123,988
MATERIALS - 3.0%
Chemicals - 0.8%
Braskem America Finance Co. 7.125% 7/22/41 (h)		2,325	2,255
Braskem Finance Ltd. 7% 5/7/20 (h)		5,025	5,389
Celanese US Holdings LLC 5.875% 6/15/21		2,555	2,657
Ferro Corp. 7.875% 8/15/18		4,325	4,357
Georgia Gulf Corp. 9% 1/15/17 (h)		10,825	11,447
Ineos Finance PLC 9% 5/15/15 (h)		2,655	2,688
Inergy LP/Inergy Finance Corp. 6.875% 8/1/21		4,386	4,342
Lyondell Chemical Co. 8% 11/1/17		1,965	2,152
LyondellBasell Industries NV 6% 11/15/21 (h)		20,050	20,752
Momentive Performance Materials, Inc. 9% 1/15/21		1,570	1,193
Nalco Co. 6.625% 1/15/19 (h)		6,310	7,257
NOVA Chemicals Corp.:
3.7836% 11/15/13 (m)		1,690	1,656
6.5% 1/15/12		5,775	5,775
OMNOVA Solutions, Inc. 7.875% 11/1/18		3,910	3,353
OXEA Finance & CY S.C.A. 9.5% 7/15/17 (h)		3,547	3,529
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
PolyOne Corp. 7.375% 9/15/20		$ 1,845	$ 1,863
Solutia, Inc.:
7.875% 3/15/20		2,180	2,371
8.75% 11/1/17		3,205	3,477
TPC Group LLC 8.25% 10/1/17		2,195	2,200
			88,713
Construction Materials - 0.2%
Cemex Espana SA (Luxembourg) 9.25% 5/12/20 (h)		1,180	909
Cemex Finance LLC 9.5% 12/14/16 (h)		16,415	14,281
Cemex SA de CV:
5.5793% 9/30/15 (h)(m)		2,320	1,705
9% 1/11/18 (h)		2,440	1,946
			18,841
Containers & Packaging - 0.5%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (h)		4,668	3,874
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (h)		1,190	1,196
9.125% 10/15/20 (h)		4,495	4,405
Berry Plastics Corp.:
8.25% 11/15/15		4,610	4,898
9.75% 1/15/21		15,800	15,721
Berry Plastics Holding Corp. 4.4213% 9/15/14 (m)		640	592
BWAY Parent Co., Inc. 10.875% 11/1/15 pay-in-kind (m)		2,561	2,441
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21		5,300	5,539
Crown Cork & Seal, Inc.:
7.375% 12/15/26		9,795	10,089
7.5% 12/15/96		3,685	2,948
			51,703
Metals & Mining - 1.2%
Aleris International, Inc.:
6% 6/1/20 (h)		33	33
9% 12/15/14 pay-in-kind (d)(m)		2,790	0
Alrosa Finance SA:
(Reg. S) 8.875% 11/17/14		4,625	5,007
7.75% 11/3/20 (h)		2,685	2,672
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Aperam:
7.375% 4/1/16 (h)		$ 785	$ 663
7.75% 4/1/18 (h)		980	809
Boart Longyear Management Pty Ltd. 7% 4/1/21 (h)		2,155	2,198
Calcipar SA 6.875% 5/1/18 (h)		1,900	1,758
Edgen Murray Corp. 12.25% 1/15/15		8,545	7,434
EVRAZ Group SA 8.25% 11/10/15 (h)		5,245	5,271
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (h)		7,260	7,051
6.875% 2/1/18 (h)		14,890	14,071
7% 11/1/15 (h)		9,155	9,201
8.25% 11/1/19 (h)		23,175	23,349
McJunkin Red Man Corp. 9.5% 12/15/16		8,725	8,987
Metinvest BV 10.25% 5/20/15 (h)		3,970	3,744
Midwest Vanadium Pty Ltd. 11.5% 2/15/18 (h)		3,110	2,270
Mirabela Nickel Ltd. 8.75% 4/15/18 (h)		1,135	1,016
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (h)		3,435	3,435
RathGibson, Inc. 11.25% 2/15/14 (d)		5,755	1
Severstal Columbus LLC 10.25% 2/15/18		7,005	7,320
Southern Copper Corp. 6.75% 4/16/40		3,340	3,350
SunCoke Energy, Inc. 7.625% 8/1/19 (h)		1,315	1,312
Vedanta Resources PLC:
6.75% 6/7/16 (h)		6,035	5,069
8.25% 6/7/21 (h)		1,845	1,439
Votorantim Cimentos SA 7.25% 4/5/41 (h)		2,030	1,969
			119,429
Paper & Forest Products - 0.3%
ABI Escrow Corp. 10.25% 10/15/18 (h)		12,998	14,330
Clearwater Paper Corp. 7.125% 11/1/18		1,225	1,274
Georgia-Pacific LLC 5.4% 11/1/20 (h)		6,505	7,123
Glatfelter 7.125% 5/1/16		550	570
NewPage Corp.:
6.6794% 5/1/12 (d)(m)		1,770	124
11.375% 12/31/14 (d)		4,775	3,534
Sino-Forest Corp. 6.25% 10/21/17 (h)		5,480	1,370
			28,325
TOTAL MATERIALS			307,011
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 2.0%
Alestra SA de RL de CV 11.75% 8/11/14		$ 6,495	$ 7,177
Citizens Communications Co.:
7.875% 1/15/27		4,895	4,161
9% 8/15/31		3,655	3,335
Clearwire Communications LLC/Clearwire Finance, Inc.:
12% 12/1/15 (h)		6,312	6,044
12% 12/1/17 (h)		2,510	2,096
Frontier Communications Corp.:
8.25% 4/15/17		1,575	1,607
8.5% 4/15/20		19,090	19,567
8.75% 4/15/22		12,770	12,642
Sprint Capital Corp.:
6.875% 11/15/28		61,320	43,917
6.9% 5/1/19		9,544	7,850
8.75% 3/15/32		53,216	43,038
Telemar Norte Leste SA 5.5% 10/23/20 (h)		1,970	1,950
U.S. West Communications:
6.875% 9/15/33		2,535	2,514
7.25% 9/15/25		535	585
7.25% 10/15/35		1,455	1,455
7.5% 6/15/23		460	459
Wind Acquisition Finance SA:
7.25% 2/15/18 (h)		7,680	6,989
11.75% 7/15/17 (h)		39,470	35,326
			200,712
Wireless Telecommunication Services - 2.6%
Clearwire Escrow Corp. 12% 12/1/15 (h)		10,315	9,877
Cricket Communications, Inc. 7.75% 10/15/20		15,943	13,950
Digicel Group Ltd.:
8.25% 9/1/17 (h)		10,205	10,307
8.875% 1/15/15 (h)		34,965	34,266
9.125% 1/15/15 pay-in-kind (h)(m)		19,575	19,428
10.5% 4/15/18 (h)		34,610	34,783
12% 4/1/14 (h)		9,725	10,916
Intelsat Jackson Holdings SA:
7.25% 4/1/19 (h)		11,235	11,319
7.5% 4/1/21 (h)		21,055	21,213
8.5% 11/1/19		4,220	4,436
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Intelsat Jackson Holdings SA: - continued
9.5% 6/15/16		$ 19,260	$ 20,223
MetroPCS Wireless, Inc. 7.875% 9/1/18		3,933	3,977
MTS International Funding Ltd. 8.625% 6/22/20 (h)		8,230	8,837
NII Capital Corp.:
7.625% 4/1/21		19,035	18,845
10% 8/15/16		10,285	11,673
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (h)		11,684	10,866
Telemovil Finance Co. Ltd. 8% 10/1/17 (h)		6,425	6,554
VimpelCom Holdings BV 7.5043% 3/1/22 (h)		6,320	5,309
VIP Finance Ireland Ltd.:
6.493% 2/2/16 (h)		4,005	3,745
7.748% 2/2/21 (h)		2,465	2,101
			262,625
TOTAL TELECOMMUNICATION SERVICES			463,337
UTILITIES - 2.6%
Electric Utilities - 0.4%
Aguila 3 SA 7.875% 1/31/18 (h)		2,890	2,803
Chivor SA E.S.P. 9.75% 12/30/14 (h)		2,355	2,661
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (h)		1,935	1,587
Empresas Publicas de Medellin 8.375% 2/1/21 (h)	COP	2,396,000	1,305
InterGen NV 9% 6/30/17 (h)		17,825	18,761
Majapahit Holding BV:
7.75% 1/20/20 (h)		3,370	3,909
8% 8/7/19 (h)		1,805	2,112
National Power Corp. 6.875% 11/2/16 (h)		1,890	2,150
			35,288
Gas Utilities - 0.2%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		1,685	1,702
Southern Natural Gas Co.:
7.35% 2/15/31		6,645	7,802
8% 3/1/32		3,550	4,385
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17		$ 2,435	$ 2,472
Transportadora de Gas del Sur SA 7.875% 5/14/17 (h)		8,080	7,393
			23,754
Independent Power Producers & Energy Traders - 2.0%
Atlantic Power Corp. 9% 11/15/18 (h)		9,120	9,143
Calpine Corp.:
7.5% 2/15/21 (h)		6,325	6,657
7.875% 7/31/20 (h)		16,935	17,993
7.875% 1/15/23 (h)		26,885	28,364
Dolphin Subsidiary II, Inc. 7.25% 10/15/21 (h)		9,305	9,933
Energy Future Holdings Corp.:
10% 1/15/20		8,880	9,324
10.875% 11/1/17		3,415	2,732
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20		43,988	46,187
11% 10/1/21 (h)		30,866	29,323
NRG Energy, Inc.:
7.625% 5/15/19 (h)		7,135	6,867
7.875% 5/15/21 (h)		7,135	6,867
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (h)		3,045	3,669
7.39% 12/2/24 (h)		2,880	3,499
TXU Corp.:
5.55% 11/15/14		1,140	809
6.5% 11/15/24		11,785	5,244
6.55% 11/15/34		24,245	10,304
			196,915
Multi-Utilities - 0.0%
Emgesa SA ESP 8.75% 1/25/21 (h)	COP	1,662,000	926
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Water Utilities - 0.0%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) 6.25% 12/16/20 (h)		$ 1,915	$ 1,968
TOTAL UTILITIES			258,851
TOTAL NONCONVERTIBLE BONDS			3,425,721
TOTAL CORPORATE BONDS (Cost $3,455,360)			3,492,051
U.S. Government and Government Agency Obligations - 23.1%

U.S. Government Agency Obligations - 1.8%
Fannie Mae Guaranteed Mortgage pass-thru certificates:
0.375% 12/28/12		9,070	9,089
0.625% 10/30/14		2,297	2,300
0.75% 12/19/14		30,726	30,821
Federal Home Loan Bank:
0.375% 11/27/13		14,415	14,402
0.875% 8/22/12		4,890	4,910
0.875% 12/27/13		775	782
Freddie Mac:
0.375% 11/30/12		1,683	1,686
0.625% 12/29/14		14,121	14,111
0.75% 11/25/14		52,740	52,836
1% 7/30/14		7,496	7,578
1% 8/27/14		4,688	4,734
Private Export Funding Corp. secured:
4.974% 8/15/13		1,515	1,623
5.685% 5/15/12		1,285	1,311
Small Business Administration guaranteed development participation certificates Series 2003-P10B, Class 1 5.136% 8/10/13		209	219
Tennessee Valley Authority:
3.875% 2/15/21		14,690	16,753
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Government Agency Obligations - continued
Tennessee Valley Authority: - continued
5.25% 9/15/39		$ 5,600	$ 7,222
5.375% 4/1/56		7,000	9,452
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			179,829
U.S. Treasury Inflation Protected Obligations - 0.3%
U.S. Treasury Inflation-Indexed Bonds 2.125% 2/15/41		8,161	11,030
U.S. Treasury Inflation-Indexed Notes 2% 4/15/12		19,531	19,625
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			30,655
U.S. Treasury Obligations - 18.9%
U.S. Treasury Bonds:
3.125% 11/15/41		2,000	2,090
3.75% 8/15/41		46,485	54,540
4.375% 5/15/41		138,147	179,574
5.25% 2/15/29		25,320	34,961
6.125% 8/15/29		14,487	21,939
6.25% 8/15/23 (l)		11,660	16,681
7.5% 11/15/16		2,850	3,759
7.5% 11/15/24		10,690	17,054
7.625% 2/15/25		11,000	17,777
7.875% 2/15/21		6,800	10,374
8% 11/15/21		11,000	17,188
8.125% 5/15/21		9,286	14,443
9.875% 11/15/15		11,595	15,724
U.S. Treasury Notes:
0.125% 8/31/13		68,900	68,790
0.125% 12/31/13 (k)		19,608	19,562
0.25% 11/30/13		25,000	25,006
0.25% 9/15/14		42,885	42,788
0.25% 12/15/14		5,000	4,984
0.375% 6/30/13		118,766	119,063
0.375% 7/31/13		34,050	34,134
0.5% 8/15/14		47,582	47,805
0.5% 10/15/14		60,000	60,258
0.625% 7/15/14		40,964	41,284
0.75% 6/15/14		15,459	15,628
0.875% 11/30/16 (g)		77,754	78,003
0.875% 12/31/16		15,000	15,030
1% 9/30/16		85,787	86,698
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1% 10/31/16		$ 38,000	$ 38,380
1.25% 10/31/15		24,400	25,031
1.375% 11/30/15		14,493	14,938
1.375% 12/31/18 (k)		87,592	87,756
1.75% 10/31/18 (k)		117,357	120,786
1.875% 6/30/15		17,707	18,559
1.875% 8/31/17		7,700	8,061
1.875% 9/30/17		5,400	5,647
2% 11/15/21		4,048	4,092
2.125% 11/30/14		49,092	51,566
2.125% 5/31/15		4,493	4,744
2.125% 8/15/21		59,664	61,165
2.375% 8/31/14		13,000	13,696
2.375% 9/30/14		8,471	8,939
2.375% 10/31/14		49,620	52,427
2.375% 7/31/17		20,000	21,500
2.375% 6/30/18		27,978	29,982
2.5% 3/31/15		58,749	62,655
2.625% 7/31/14		12,927	13,686
2.625% 4/30/16		3,137	3,395
2.75% 11/30/16		10,000	10,921
3% 9/30/16		8,408	9,270
3% 2/28/17		66,584	73,659
3.125% 10/31/16		20,033	22,218
3.125% 1/31/17		30,990	34,457
3.125% 5/15/19		16,237	18,201
4.25% 8/15/15		14,109	15,992
4.5% 5/15/17		13,745	16,305
TOTAL U.S. TREASURY OBLIGATIONS			1,913,165
Other Government Related - 2.1%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (j)		3,013	3,034
3.125% 6/15/12 (FDIC Guaranteed) (j)		45	46
Citibank NA 1.75% 12/28/12 (FDIC Guaranteed) (j)		15,000	15,230
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (j)		29,000	29,400
1.875% 11/15/12 (FDIC Guaranteed) (j)		6,937	7,037
2% 3/30/12 (FDIC Guaranteed) (j)		10,000	10,045
2.125% 7/12/12 (FDIC Guaranteed) (j)		2,505	2,531
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Other Government Related - continued
General Electric Capital Corp.:
2% 9/28/12 (FDIC Guaranteed) (j)		$ 19,526	$ 19,792
2.125% 12/21/12 (FDIC Guaranteed) (j)		15,000	15,280
2.625% 12/28/12 (FDIC Guaranteed) (j)		5,402	5,532
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (j)		21,000	21,272
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (j)		45	46
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.6241% 12/7/20 (NCUA Guaranteed) (m)		4,618	4,632
Series 2011-R1 Class 1A, 0.7241% 1/8/20 (NCUA Guaranteed) (m)		7,239	7,244
Series 2011-R4 Class 1A, 0.6541% 3/6/20 (NCUA Guaranteed) (m)		4,689	4,691
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)		3,550	3,596
2.35% 6/12/17 (NCUA Guaranteed)		31,000	32,047
3.45% 6/12/21 (NCUA Guaranteed)		25,300	27,252
TOTAL OTHER GOVERNMENT RELATED			208,707
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,218,150)			2,332,356
U.S. Government Agency - Mortgage Securities - 1.7%

Fannie Mae Guaranteed Mortgage pass-thru certificates - 0.9%
1.926% 9/1/33 (m)		747	783
2.026% 11/1/35 (m)		811	851
2.115% 10/1/35 (m)		102	107
2.165% 11/1/33 (m)		150	158
2.303% 6/1/36 (m)		55	58
2.31% 1/1/35 (m)		376	397
2.393% 9/1/36 (m)		182	192
2.403% 3/1/33 (m)		205	216
2.474% 11/1/36 (m)		64	68
2.492% 2/1/37 (m)		780	828
2.5% 7/1/35 (m)		351	373
2.509% 2/1/36 (m)		153	162
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (e)	Value (000s)
Fannie Mae Guaranteed Mortgage pass-thru certificates - continued
2.527% 6/1/47 (m)		$ 208	$ 222
2.587% 5/1/35 (m)		1,472	1,568
2.605% 5/1/36 (m)		104	109
2.631% 4/1/36 (m)		596	631
2.93% 8/1/35 (m)		1,060	1,128
3.5% 1/1/26 to 9/1/26		189	199
3.5% 1/1/27 (k)		200	209
3.5% 1/1/27 (k)		200	209
3.791% 6/1/40 (m)		2,515	2,622
4% 9/1/13		126	133
4% 1/1/42 (k)		66,000	69,330
4.5% 8/1/41		969	1,035
5% 2/1/16 to 5/1/22		61	64
5.5% 5/1/15 to 4/1/21		7,627	8,285
5.954% 3/1/37 (m)		105	114
6% 6/1/16 to 10/1/38		1,225	1,342
6.5% 12/1/12 to 5/1/27		576	632
7.5% 1/1/28		76	89
TOTAL FANNIE MAE GUARANTEED MORTGAGE PASS-THRU CERTIFICATES			92,114
Freddie Mac - 0.4%
1.847% 3/1/35 (m)		229	238
2.051% 5/1/37 (m)		140	147
2.075% 3/1/37 (m)		51	54
2.079% 1/1/36 (m)		104	110
2.283% 6/1/33 (m)		440	459
2.35% 7/1/35 (m)		491	523
2.388% 10/1/36 (m)		560	591
2.395% 12/1/36 (m)		1,577	1,647
2.399% 10/1/35 (m)		433	450
2.44% 6/1/37 (m)		339	355
2.456% 5/1/37 (m)		825	874
2.461% 12/1/33 (m)		899	939
2.469% 5/1/37 (m)		1,439	1,532
2.49% 9/1/35 (m)		87	93
2.5% 5/1/37 (m)		111	115
2.529% 4/1/37 (m)		169	180
2.622% 1/1/35 (m)		1,150	1,222
2.644% 2/1/36 (m)		21	22
2.795% 7/1/36 (m)		185	196
2.798% 7/1/35 (m)		354	374
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (e)	Value (000s)
Freddie Mac - continued
2.81% 4/1/35 (m)		$ 916	$ 952
2.93% 2/1/37 (m)		100	104
3.058% 1/1/37 (m)		474	503
3.135% 10/1/35 (m)		77	82
3.586% 6/1/37 (m)		97	103
4.5% 8/1/33 to 10/1/41		7,727	8,231
5.138% 4/1/35 (m)		57	60
5.5% 11/1/18 to 11/1/21		19,731	21,381
5.847% 6/1/37 (m)		56	59
6.5% 2/1/13 to 3/1/22		2,438	2,648
6.656% 8/1/37 (m)		205	216
7.22% 4/1/37 (m)		9	9
8.5% 3/1/20		4	4
TOTAL FREDDIE MAC			44,473
Ginnie Mae - 0.4%
4% 9/15/25		946	1,016
4.751% 12/20/60 (r)		3,412	3,746
5.492% 4/20/60 (r)		9,219	10,355
5.5% 2/20/60 (r)		19,919	21,925
7% 9/15/25 to 8/15/31		48	55
7.5% 2/15/22 to 8/15/28		85	99
8% 9/15/26 to 12/15/26		10	12
TOTAL GINNIE MAE			37,208
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $170,017)			173,795
Asset-Backed Securities - 0.0%

Clock Finance BV Series 2007-1:
Class B2, 1.691% 2/25/15 (m)	EUR	700	862
Class C2, 1.871% 2/25/15 (m)	EUR	400	487
Geldilux Ltd. Series 2007-TS Class C, 2.056% 9/8/14 (m)	EUR	400	510
Asset-Backed Securities - continued
		Principal Amount (000s) (e)	Value (000s)
Leek Finance PLC:
Series 17X Class A2A, 1.2084% 12/21/37 (m)	GBP	162	$ 244
Series 18X Class BC, 2.218% 9/21/38 (m)	EUR	600	661
TOTAL ASSET-BACKED SECURITIES (Cost $3,056)			2,764
Collateralized Mortgage Obligations - 3.6%

U.S. Government Agency - 3.6%
Fannie Mae:
floater Series 2011-63 Class FL, 0.6936% 7/25/41 (m)		16,271	16,306
Series 2011-67 Class AI, 4% 7/25/26 (o)		2,459	270
Fannie Mae Guaranteed Mortgage pass-thru certificates:
floater:
Series 2011-83 Class FB, 0.7936% 9/25/41 (m)		12,464	12,450
Series 2011-89 Class FP, 0.5936% 3/25/39 (m)		16,005	15,980
planned amortization class Series 2010-118 Class PB, 4.5% 10/25/40		3,310	3,611
sequential payer:
Series 2007-113 Class DB, 4.5% 12/25/22		5,060	5,622
Series 2009-14 Class EB, 4.5% 3/25/24		3,710	4,047
Series 2010-97 Class CX, 4.5% 9/25/25		5,300	5,995
Series 2010-109 Class IM, 5.5% 9/25/40 (o)		9,848	1,472
Series 2010-97 Class CI, 4.5% 8/25/25 (o)		5,252	511
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2008-76 Class EF, 0.7936% 9/25/23 (m)		1,836	1,842
Series 2010-86 Class FE, 0.7436% 8/25/25 (m)		2,465	2,476
Series 2011-104 Class FK, 0.6636% 3/25/39 (m)		9,327	9,299
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		74	80
Series 2003-113 Class PE, 4% 11/25/18		1,515	1,628
Series 2003-70 Class BJ, 5% 7/25/33		890	999
Series 2004-80 Class LD, 4% 1/25/19		1,453	1,502
Series 2005-52 Class PB, 6.5% 12/25/34		774	827
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		254	275
Series 2004-91 Class Z, 5% 12/25/34		4,656	5,252
Series 2004-95 Class AN, 5.5% 1/25/25		944	1,003
Series 2005-117, Class JN, 4.5% 1/25/36		808	895
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
sequential payer: - continued
Series 2005-47 Class HK, 4.5% 6/25/20		$ 3,680	$ 4,008
Series 2006-72 Class CY, 6% 8/25/26		2,480	2,827
Series 2009-85 Class IB, 4.5% 8/25/24 (o)		1,420	121
Series 2009-93 Class IC, 4.5% 9/25/24 (o)		2,599	211
Series 2010-139 Class NI, 4.5% 2/25/40 (o)		5,299	751
FHMLC Multi-class participation certificates guaranteed:
floater Series 3835, 0.6283% 5/15/38 (m)		14,731	14,719
planned amortization class:
Series 3856 Class KF, 0.7283% 5/15/41 (m)		10,601	10,589
Series 3867, 0.6283% 4/15/40 (m)		18,313	18,320
Freddie Mac:
floater 0.5783% 7/15/36 (m)		13,423	13,390
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		161	178
Series 2115 Class PE, 6% 1/15/14		29	30
Series 3737 Class GB, 4.5% 4/15/39		6,770	7,573
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2630 Class FL, 0.7783% 6/15/18 (m)		69	70
Series 3346 Class FA, 0.5083% 2/15/19 (m)		8,704	8,716
planned amortization class:
Series 2376 Class JE, 5.5% 11/15/16		280	300
Series 2381 Class OG, 5.5% 11/15/16		181	193
Series 2425 Class JH, 6% 3/15/17		351	379
Series 2672 Class MG, 5% 9/15/23		3,360	3,803
Series 2684 Class FP, 0.7783% 1/15/33 (m)		9,255	9,292
Series 2695 Class DG, 4% 10/15/18		3,865	4,133
Series 2996 Class MK, 5.5% 6/15/35		416	463
Series 3147 Class PF, 0.5783% 4/15/36 (m)		4,221	4,201
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		464	514
Series 2570 Class CU, 4.5% 7/15/17		34	35
Series 2627:
Class BG, 3.25% 6/15/17		35	35
Class KP, 2.87% 12/15/16		3	3
Series 2877 Class ZD, 5% 10/15/34		6,048	6,805
Series 2987 Class HE, 4.5% 6/15/20		4,420	4,725
Series 3277 Class B, 4% 2/15/22		2,800	3,050
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer: - continued
Series 3372 Class BD, 4.5% 10/15/22		$ 9,606	$ 10,584
Series 3578, Class B, 4.5% 9/15/24		3,740	4,118
Series 2715 Class NG, 4.5% 12/15/18		2,155	2,342
Series 2863 Class DB, 4% 9/15/14		43	43
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H17 Class FA, 0.6149% 7/20/60 (m)(r)		6,734	6,588
Series 2010-H18 Class AF, 0.5394% 9/20/60 (m)(r)		6,980	6,858
Series 2010-H19 Class FG, 0.5849% 8/20/60 (m)(r)		8,812	8,623
Series 2010-H27 Series FA, 0.6649% 12/20/60 (m)(r)		2,614	2,567
Series 2011-H03 Class FA, 0.7849% 1/20/61 (m)(r)		8,726	8,634
Series 2011-H05 Class FA, 0.7849% 12/20/60 (m)(r)		4,938	4,887
Series 2011-H07 Class FA, 0.7849% 2/20/61 (m)(r)		7,870	7,762
Series 2011-H12 Class FA, 0.7749% 2/20/61 (m)(r)		10,531	10,406
Series 2011-H13 Class FA, 0.7849% 4/20/61 (m)(r)		4,455	4,409
Series 2011-H14:
Class FB, 0.7849% 5/20/61 (m)(r)		4,937	4,906
Class FC, 0.7849% 5/20/61 (m)(r)		5,082	5,051
Series 2011-H17 Class FA, 0.8149% 6/20/61 (m)(r)		6,579	6,523
Series 2011-H21 Class FA, 0.8849% 10/20/61 (m)(r)		6,469	6,435
planned amortization:
Series 2011-61 Class OP, 5/20/40 (p)		5,129	4,517
Series 2011-79, 6/20/40 (p)		8,817	7,394
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40		4,910	5,360
Series 2004-79 Class FA, 0.5849% 1/20/31 (m)		170	170
Series 2010-42 Class OP, 4/20/40 (p)		11,671	9,788
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2011-71:
Class ZB, 5.5% 8/20/34		$ 9,850	$ 11,742
Class ZC, 5.5% 7/16/34		11,229	13,275
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $360,090)			364,758
Commercial Mortgage Securities - 0.1%

Canary Wharf Finance II PLC Series 3MUK Class C2, 1.3828% 10/22/37 (m)	GBP	1,000	1,062
German Residential Asset Note Distributor PLC Series 1 Class A, 1.819% 7/20/16 (m)	EUR	1,158	1,361
London & Regional Debt Securitisation No. 1 PLC Class A, 1.1767% 10/15/14 (m)	GBP	650	899
REC Plantation Place Ltd. Series 5 Class A, 1.2148% 7/25/16 (Reg. S) (m)	GBP	865	1,242
Skyline BV Series 2007-1 Class D, 2.394% 7/22/43 (m)	EUR	1,100	1,218
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $7,325)			5,782
Foreign Government and Government Agency Obligations - 22.8%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		13,145	9,563
2.5% 12/31/38 (f)		7,920	2,792
7% 9/12/13		29,940	29,282
7% 10/3/15		37,090	33,923
Bahamian Republic 6.95% 11/20/29 (h)		3,220	3,606
Bahrain Kingdom 5.5% 3/31/20		2,175	2,055
Banco Central del Uruguay:
value recovery A rights 1/2/21 (q)		500,000	0
value recovery B rights 1/2/21 (q)		750,000	0
Banco Nacional de Desenvolvimento Economico e Social 6.369% 6/16/18 (h)		3,080	3,460
Belarus Republic:
8.75% 8/3/15 (Reg. S)		15,935	13,804
8.95% 1/26/18		2,730	2,348
Bermuda Government 5.603% 7/20/20 (h)		1,935	2,153
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Brazilian Federative Republic:
7.125% 1/20/37		$ 2,625	$ 3,629
8.25% 1/20/34		2,635	3,979
8.75% 2/4/25		1,645	2,455
8.875% 10/14/19		1,490	2,071
10.125% 5/15/27		6,930	11,538
12.25% 3/6/30		4,315	8,220
Canada Housing Trust No. 1 1.3293% 9/15/16 (m)	CAD	31,950	31,145
Canadian Government:
1.5% 6/1/12	CAD	15,900	15,648
2% 6/1/16	CAD	95,400	96,695
3.25% 6/1/21	CAD	46,300	50,537
5% 6/1/37	CAD	23,900	34,295
Central Bank of Nigeria warrants 11/15/20 (a)(q)		2,750	495
City of Buenos Aires 12.5% 4/6/15 (h)		12,815	13,488
Colombian Republic:
4.375% 7/12/21		4,120	4,408
7.375% 1/27/17		2,905	3,544
7.375% 3/18/19		2,270	2,866
7.375% 9/18/37		6,100	8,540
10.375% 1/28/33		6,730	11,407
11.75% 2/25/20		2,910	4,583
Congo Republic 3% 6/30/29 (f)		7,975	5,662
Croatia Republic:
6.375% 3/24/21 (h)		5,215	4,772
6.625% 7/14/20 (h)		6,600	6,155
6.75% 11/5/19 (h)		5,885	5,605
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (h)		6,935	6,918
6.25% 7/27/21 (h)		3,640	3,613
7.4% 1/22/15 (h)		5,145	5,325
Dominican Republic:
1.5522% 8/30/24 (m)		5,813	5,072
7.5% 5/6/21 (h)		5,815	5,771
9.04% 1/23/18 (h)		2,672	2,913
Dutch Government:
1.75% 1/15/13	EUR	59,300	78,024
2.75% 1/15/15	EUR	56,900	77,914
El Salvador Republic:
7.375% 12/1/19 (h)		1,865	2,014
7.625% 2/1/41 (h)		2,045	2,045
7.65% 6/15/35 (Reg. S)		2,935	2,994
7.75% 1/24/23 (Reg. S)		2,400	2,604
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
El Salvador Republic: - continued
8.25% 4/10/32 (Reg. S)		$ 1,435	$ 1,557
European Union 3.375% 5/10/19	EUR	7,900	10,736
Export Credit Bank of Turkey 5.375% 11/4/16 (h)		2,190	2,157
French Republic:
OAT 4.5% 4/25/41	EUR	11,435	16,948
2.5% 7/25/16	EUR	8,350	11,068
3.25% 10/25/21	EUR	26,150	34,060
4% 4/25/18	EUR	26,650	37,583
4% 4/25/55	EUR	5,750	7,826
Gabonese Republic 8.2% 12/12/17 (h)		3,100	3,550
Georgia Republic 6.875% 4/12/21 (h)		6,670	6,870
German Federal Republic:
1.25% 10/14/16	EUR	74,700	98,795
3.25% 7/4/21	EUR	73,715	107,802
3.25% 7/4/42	EUR	11,605	17,804
Ghana Republic:
8.5% 10/4/17 (h)		3,040	3,298
14.25% 7/29/13	GHS	3,400	2,065
14.99% 3/11/13	GHS	13,200	8,105
15.65% 6/3/13	GHS	1,315	814
Hungarian Republic:
4.75% 2/3/15		2,085	1,897
6.25% 1/29/20		3,390	3,034
6.375% 3/29/21		5,871	5,225
7.625% 3/29/41		5,501	4,813
Indonesian Republic:
4.875% 5/5/21 (h)		3,545	3,793
5.875% 3/13/20 (h)		6,415	7,265
6.625% 2/17/37 (h)		4,025	4,880
6.875% 1/17/18 (h)		4,330	5,099
7.75% 1/17/38 (h)		7,135	9,650
8.5% 10/12/35 (Reg. S)		6,740	9,722
11.625% 3/4/19 (h)		7,220	10,668
Islamic Republic of Pakistan 7.125% 3/31/16 (h)		12,560	9,514
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		16,071	20,509
5.5% 12/4/23		12,355	15,747
Italian Republic:
3.75% 8/1/16	EUR	38,300	45,168
4.25% 3/1/20	EUR	36,250	40,494
4.5% 3/1/19	EUR	30,000	34,296
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Italian Republic: - continued
5% 9/1/40	EUR	24,675	$ 25,131
Japan Government:
0.2% 7/15/12	JPY	5,250,000	68,241
1.1% 6/20/20	JPY	5,422,500	72,252
1.8% 6/20/18	JPY	2,405,000	33,818
1.9% 9/20/30	JPY	3,480,000	46,609
2% 9/20/40	JPY	495,000	6,565
Jordanian Kingdom 3.875% 11/12/15		2,235	2,106
Lebanese Republic:
4% 12/31/17		10,422	10,292
5.15% 11/12/18		1,425	1,411
Lithuanian Republic:
5.125% 9/14/17 (h)		1,670	1,637
6.125% 3/9/21 (h)		4,440	4,446
6.75% 1/15/15 (h)		2,115	2,210
7.375% 2/11/20 (h)		4,305	4,671
Namibia Republic of 5.5% 11/3/21 (h)		3,650	3,714
Peruvian Republic:
3% 3/7/27 (f)		4,961	4,266
5.625% 11/18/50		3,530	3,830
7.35% 7/21/25		2,985	3,963
8.75% 11/21/33		7,650	11,685
Philippine Republic:
6.375% 1/15/32		2,020	2,391
6.5% 1/20/20		2,960	3,537
7.5% 9/25/24		1,095	1,391
7.75% 1/14/31		3,285	4,402
9.5% 2/2/30		7,205	11,069
9.875% 1/15/19		2,590	3,594
10.625% 3/16/25		5,865	9,237
Polish Government:
5.125% 4/21/21		3,255	3,308
6.375% 7/15/19		6,950	7,715
Provincia de Cordoba 12.375% 8/17/17 (h)		5,465	4,591
Provincia de Neuquen Argentina 7.875% 4/26/21 (h)		2,050	2,071
Republic of Iraq 5.8% 1/15/28 (Reg. S)		14,070	11,537
Republic of Nigeria 6.75% 1/28/21 (h)		4,605	4,789
Republic of Senegal 8.75% 5/13/21 (h)		3,520	3,485
Republic of Serbia 6.75% 11/1/24 (h)		27,473	25,825
Russian Federation:
3.625% 4/29/15 (h)		2,075	2,092
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Russian Federation: - continued
7.5% 3/31/30 (Reg. S)		$ 58,007	$ 67,364
11% 7/24/18 (Reg. S)		2,690	3,672
12.75% 6/24/28 (Reg. S)		10,240	17,459
State of Qatar:
3.125% 1/20/17 (h)		3,655	3,692
5.75% 1/20/42 (h)		2,830	3,056
Turkish Republic:
0% 2/20/13	TRY	10,365	4,867
5.125% 3/25/22		2,945	2,812
5.625% 3/30/21		4,440	4,473
6% 1/14/41		2,250	2,124
6.75% 4/3/18		6,910	7,532
6.75% 5/30/40		5,740	5,912
6.875% 3/17/36		12,320	12,813
7% 9/26/16		7,190	7,895
7.25% 3/15/15		4,505	4,904
7.25% 3/5/38		8,050	8,775
7.375% 2/5/25		12,330	13,918
7.5% 7/14/17		7,085	7,980
7.5% 11/7/19		5,465	6,210
11.875% 1/15/30		5,590	9,112
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (h)		6,750	5,603
Ukraine Government:
6.25% 6/17/16 (h)		6,545	5,727
6.385% 6/26/12 (h)		20,060	19,859
6.75% 11/14/17 (h)		5,275	4,537
6.875% 9/23/15 (h)		5,850	5,250
7.65% 6/11/13 (h)		10,420	10,017
7.75% 9/23/20 (h)		3,430	2,967
7.95% 2/23/21 (h)		3,575	3,137
United Arab Emirates 7.75% 10/5/20 (Reg. S)		2,145	2,263
United Kingdom, Great Britain and Northern Ireland:
2% 1/22/16	GBP	40,725	66,406
3.75% 9/7/21	GBP	28,250	50,746
4.25% 12/7/40	GBP	44,925	85,893
5% 3/7/12	GBP	2,000	3,132
United Mexican States:
5.125% 1/15/20		6,648	7,612
5.625% 1/15/17		3,976	4,562
5.75% 10/12/21		5,786	6,162
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
United Mexican States: - continued
5.95% 3/19/19		$ 4,230	$ 5,027
6.05% 1/11/40		11,060	13,521
6.5% 6/10/21	MXN	67,315	4,872
6.75% 9/27/34		8,030	10,499
7.5% 4/8/33		2,770	3,892
8.3% 8/15/31		2,600	3,894
Uruguay Republic:
7.875% 1/15/33 pay-in-kind		4,840	6,764
8% 11/18/22		5,698	7,791
Venezuelan Republic:
oil recovery rights 4/15/20 (q)		85,801	2,338
6% 12/9/20		4,800	2,928
7% 3/31/38		4,180	2,414
7.75% 10/13/19 (Reg. S)		7,225	5,166
8.5% 10/8/14		5,030	4,678
9% 5/7/23 (Reg. S)		19,535	13,772
9.25% 9/15/27		12,660	9,115
9.25% 5/7/28 (Reg. S)		8,380	5,803
9.375% 1/13/34		6,705	4,610
10.75% 9/19/13		7,553	7,629
11.75% 10/21/26 (Reg. S)		8,175	6,765
11.95% 8/5/31 (Reg. S)		14,675	12,034
12.75% 8/23/22		22,390	20,207
13.625% 8/15/18		5,120	5,018
Vietnamese Socialist Republic:
1.3258% 3/12/16 (m)		2,905	2,470
4% 3/12/28 (f)		12,550	10,291
6.75% 1/29/20 (h)		1,745	1,754
6.875% 1/15/16 (h)		8,245	8,492
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,224,539)			2,300,810
Common Stocks - 0.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
Remy International, Inc. (a)	122,400	$ 2,050

Automobiles - 0.1%
General Motors Co. (a)	6,679	135
General Motors Co.:
warrants 7/10/16 (a)	133,743	1,569
warrants 7/10/19 (a)	133,743	1,046
		2,750
Hotels, Restaurants & Leisure - 0.0%
Station Holdco LLC (s)(t)	3,699,288	2,220
Station Holdco LLC warrants 6/15/18 (a)(s)(t)	198,954	6
		2,226
Media - 0.0%
Haights Cross Communications, Inc. (a)	8,267	61
Haights Cross Communications, Inc. warrants 3/11/13 (a)	11,481	4
HMH Holdings, Inc. (a)(t)	2,469,644	617
HMH Holdings, Inc. warrants 3/9/17 (a)(t)	636,272	0
RDA Holding Co. warrants 2/19/14 (a)(t)	9,559	0
		682
TOTAL CONSUMER DISCRETIONARY		7,708
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	1,430	7
Airlines - 0.0%
Delta Air Lines, Inc. (a)	20,500	166
Building Products - 0.1%
Nortek, Inc. (a)	266,722	6,977
Nortek, Inc. warrants 12/7/14 (a)	7,154	19
		6,996
Marine - 0.0%
US Shipping Partners Corp. (a)	12,063	0
US Shipping Partners Corp. warrants 12/31/29 (a)	112,939	0
		0
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.0%
Penhall Acquisition Co.:
Class A	6,088	$ 487
Class B (a)	2,029	162
		649
Transportation Infrastructure - 0.0%
DeepOcean Group Holding A/S (h)	406,682	6,461
TOTAL INDUSTRIALS		14,279
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MagnaChip Semiconductor Corp.	49,030	367
Spansion, Inc. Class A (a)	6,116	51
		418
MATERIALS - 0.2%
Chemicals - 0.2%
Chemtura Corp. (a)	112,703	1,278
Georgia Gulf Corp. (a)	201,247	3,922
LyondellBasell Industries NV Class A	279,249	9,073
Tronox, Inc.	16,192	1,749
		16,022
Containers & Packaging - 0.0%
Rock-Tenn Co. Class A	4,139	239
Metals & Mining - 0.0%
Aleris International, Inc. (a)(t)	38,307	2,107
Rathgibson Acquisition Co. LLC Class A (a)(t)	223,828	3,588
		5,695
TOTAL MATERIALS		21,956
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	7,275	184
TOTAL COMMON STOCKS (Cost $85,658)		44,545
Preferred Stocks - 0.3%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Co. 4.75%	230,800	$ 7,905
Media - 0.0%
Interpublic Group of Companies, Inc. 5.25%	4,000	3,803
TOTAL CONSUMER DISCRETIONARY		11,708
Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Consumer Finance - 0.2%
GMAC LLC 7.00% (h)	21,556	15,197
TOTAL PREFERRED STOCKS (Cost $27,119)		26,905
Floating Rate Loans - 4.2%
		Principal Amount (000s) (e)
CONSUMER DISCRETIONARY - 0.6%
Diversified Consumer Services - 0.1%
ServiceMaster Co.:
term loan 2.8342% 7/24/14 (m)		$ 6,202	5,923
Tranche DD, term loan 2.8% 7/24/14 (m)		639	610
			6,533
Hotels, Restaurants & Leisure - 0.0%
Mesquite Gaming LLC term loan 8.5% 8/1/15 (m)		288	244
Leisure Equipment & Products - 0.1%
SRAM LLC.:
2nd LN, term loan 8.5% 12/7/18 (m)		1,445	1,438
Tranche B 1LN, term loan 4.7635% 6/7/18 (m)		4,331	4,309
			5,747
Media - 0.1%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.3% 3/6/14 (m)		203	202
Livent, Inc. Tranche A, term loan 18% pay-in-kind (a)	CAD	9	9
Floating Rate Loans - continued
		Principal Amount (000s) (e)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
PRIMEDIA, Inc. Tranche B, term loan 7.5% 1/13/18 (m)		$ 7,012	$ 6,241
UPC Broadband Holding BV Tranche AB, term loan 4.75% 12/31/17 (m)		5,690	5,576
			12,028
Specialty Retail - 0.3%
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 6.25% 2/23/17 (m)		20,646	20,234
Michaels Stores, Inc. Tranche B1, term loan 2.765% 10/31/13 (m)		11,459	11,287
			31,521
TOTAL CONSUMER DISCRETIONARY			56,073
CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.3%
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 7% 9/30/18 (m)		17,215	17,258
The Great Atlantic & Pacific Tea Co. Tranche 2 LN, term loan 8.75% 6/14/12 (m)		2,425	2,431
U.S. Foodservice term loan 5.75% 3/31/17 (m)		8,109	7,784
			27,473
Personal Products - 0.0%
Revlon Consumer Products Corp. term loan 4.75% 11/19/17 (m)		4,677	4,606
Tobacco - 0.1%
Reynolds Consumer Products Holdings, Inc. Tranche E, term loan 6.5% 2/9/18 (m)		8,217	8,176
TOTAL CONSUMER STAPLES			40,255
FINANCIALS - 0.3%
Diversified Financial Services - 0.1%
Goodman Global Group, Inc. Tranche 1 LN, term loan 5.75% 10/28/16 (m)		3,816	3,793
IASIS Healthcare LLC Tranche B, term loan 5% 5/3/18 (m)		8,189	7,882
			11,675
Real Estate Management & Development - 0.2%
Realogy Corp.:
Credit-Linked Deposit 3.1911% 10/10/13 (m)		361	334
Floating Rate Loans - continued
		Principal Amount (000s) (e)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Corp.: - continued
Credit-Linked Deposit 4.4933% 10/10/16 (m)		$ 686	$ 609
term loan 4.6914% 10/10/16 (m)		9,812	8,708
Tranche B, term loan 3.4414% 10/10/13 (m)		3,755	3,482
Tranche DD, term loan 3.4414% 10/10/13 (m)		1,046	970
			14,103
TOTAL FINANCIALS			25,778
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.1%
Kinetic Concepts, Inc. Tranche B-1, term loan 7% 5/4/18 (m)		5,330	5,383
Health Care Providers & Services - 0.2%
DaVita, Inc. Tranche A, term loan 2.8% 10/20/15 (m)		7,189	7,099
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (m)		14,020	13,670
Sunquest Information Systems, Inc. Tranche 1 LN, term loan 6.25% 12/16/16 (m)		2,517	2,492
			23,261
Life Sciences Tools & Services - 0.1%
Pharmaceutical Product Development, Inc. Tranche B, term loan 6.25% 12/5/18 (m)		12,835	12,803
TOTAL HEALTH CARE			41,447
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.0%
TransDigm, Inc. Tranche B, term loan 4% 2/14/17 (m)		1,728	1,710
Airlines - 0.3%
Northwest Airlines Corp. Tranche A, term loan 2.33% 12/31/18 (m)		9,173	8,530
United Air Lines, Inc. Tranche B, term loan 2.3125% 2/1/14 (m)		12,166	11,679
US Airways Group, Inc. term loan 2.7963% 3/23/14 (m)		10,354	8,982
			29,191
Commercial Services & Supplies - 0.1%
KAR Auction Services, Inc. Tranche B, term loan 5% 5/19/17 (m)		4,681	4,623
Floating Rate Loans - continued
		Principal Amount (000s) (e)	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (m)		$ 15,296	$ 13,384
Electrical Equipment - 0.0%
Sensata Technologies BV Tranche B, term loan 4% 5/12/18 (m)		1,070	1,059
Industrial Conglomerates - 0.2%
Sequa Corp. term loan 3.634% 12/3/14 (m)		12,183	11,879
Tomkins PLC Tranche B, term loan 4.25% 9/21/16 (m)		8,918	8,885
			20,764
Road & Rail - 0.0%
Swift Transportation Co. LLC Tranche B, term loan 6% 12/21/16 (m)		3,128	3,128
Transportation Infrastructure - 0.0%
Trico Shipping A/S:
Tranche A, term loan 10% 5/13/14 (m)		638	636
Tranche D, term loan 5/13/14 (u)		1,123	1,119
			1,755
TOTAL INDUSTRIALS			75,614
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.0%
CommScope, Inc. Tranche B, term loan 5% 1/14/18 (m)		997	983
Electronic Equipment & Components - 0.1%
Aeroflex, Inc. Tranche B, term loan 4.25% 5/9/18 (m)		2,895	2,686
Flextronics International Ltd.:
Tranche B A1, term loan 2.5463% 10/1/14 (m)		968	949
Tranche B A2, term loan 2.5463% 10/1/14 (m)		2,080	2,039
Tranche B A3, term loan 2.5202% 10/1/14 (m)		2,427	2,379
Tranche B-A, term loan 2.5218% 10/1/14 (m)		3,370	3,303
			11,356
Semiconductors & Semiconductor Equipment - 0.3%
Freescale Semiconductor, Inc. term loan 4.5202% 12/1/16 (m)		18,399	17,479
NXP BV:
term loan 4.5% 3/4/17 (m)		5,890	5,596
Tranche A 2LN, term loan 5.5% 3/4/17 (m)		7,092	6,844
			29,919
Floating Rate Loans - continued
		Principal Amount (000s) (e)	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 0.1%
Kronos, Inc.:
Tranche B 1LN, term loan 5.3292% 6/11/17 (m)		$ 8,577	$ 8,319
Tranche B 2LN, term loan 10.5792% 6/11/18 (m)		1,790	1,754
			10,073
TOTAL INFORMATION TECHNOLOGY			52,331
MATERIALS - 0.2%
Construction Materials - 0.1%
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (m)		7,882	7,842
Containers & Packaging - 0.1%
Berry Plastics Holding Corp. Tranche C, term loan 2.2783% 4/3/15 (m)		16,980	16,216
Metals & Mining - 0.0%
Walter Energy, Inc. Tranche B, term loan 4% 4/1/18 (m)		1,457	1,446
TOTAL MATERIALS			25,504
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
Asurion LLC term loan 9% 5/24/19 (m)		8,175	8,052
Digicel International Finance Ltd. term loan 3.125% 3/30/12 (m)		318	317
Intelsat Jackson Holdings SA:
term loan 3.3911% 2/1/14 (m)		7,335	6,968
Tranche B, term loan 5.25% 4/2/18 (m)		11,133	11,105
			26,442
UTILITIES - 0.8%
Electric Utilities - 0.6%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7763% 10/10/17 (m)		98,766	62,593
Floating Rate Loans - continued
		Principal Amount (000s) (e)	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.2%
Calpine Corp. Tranche B, term loan 4.5% 4/1/18 (m)		$ 4,671	$ 4,578
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (m)		9,050	9,039
			13,617
TOTAL UTILITIES			76,210
TOTAL FLOATING RATE LOANS (Cost $428,669)			419,654
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
Citibank 1.25% 12/14/19 (m)		6,203	5,831
Goldman Sachs 1.25% 12/14/19 (m)		5,684	5,343
0% 12/14/19 (m)		420	395
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $10,621)			11,569
Fixed-Income Funds - 1.2%
	Shares
Fidelity Floating Rate Central Fund (n) (Cost $85,911)	1,260,750	123,932
Preferred Securities - 0.3%
	Principal Amount (000s) (e)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Globo Comunicacoes e Participacoes SA 6.25% (f)(h)(i)	$ 9,240	9,827
FINANCIALS - 0.1%
Commercial Banks - 0.0%
Wells Fargo & Co. 7.98% (i)(m)	2,035	2,220
Diversified Financial Services - 0.1%
Bank of America Corp.:
8% (i)(m)	6,320	5,647
8.125% (i)(m)	4,295	3,781
9,428
TOTAL FINANCIALS		11,648
Preferred Securities - continued
	Principal Amount (000s) (e)	Value (000s)
MATERIALS - 0.1%
Metals & Mining - 0.1%
CSN Islands XII Corp. 7% (Reg. S) (i)	$ 7,615	$ 7,322
TOTAL PREFERRED SECURITIES (Cost $27,503)		28,797
Other - 0.0%
	Shares
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,675,371	0
Money Market Funds - 8.3%

Fidelity Cash Central Fund, 0.11% (b) (Cost $838,855)	838,854,707	838,855
Cash Equivalents - 0.7%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.02%, dated 12/30/11 due 1/3/12 (Collateralized by U.S. Government Obligations) # (c) (Cost $72,597)	$ 72,597	72,597
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $10,015,470)		10,239,170
NET OTHER ASSETS (LIABILITIES) (v) - (1.4)%		(142,655)
NET ASSETS - 100%		$ 10,096,515
TBA Sale Commitments
	Principal Amount (000s) (e)
Fannie Mae Guaranteed Mortgage pass-thru certificates
3.5% 1/1/27	$ (200)	(209)
3.5% 1/1/27	(200)	(209)
TOTAL TBA SALE COMMITMENTS (Proceeds $416)		$ (418)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
791 CBOT 2 Year U.S. Treasury Notes Contracts	March 2012	$ 174,453	$ 146
The face value of futures purchased as a percentage of net assets is 1.7%

Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
COP	-	Colombian peso
EUR	-	European Monetary Unit
GBP	-	British pound
GHS	-	Ghana Cedi
JPY	-	Japanese yen
MXN	-	Mexican peso
NGN	-	Nigerian naira
TRY	-	New Turkish Lira
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Principal amount is stated in United States dollars unless otherwise noted.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,785,299,000 or 17.7% of net assets.

(i) Security is perpetual in nature with no stated maturity date.

(j) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $129,245,000 or 1.3% of net assets.

(k) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(l) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $451,000.
(m) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(n) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(o) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(p) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(q) Quantity represents share amount.
(r) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(s) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(t) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,538,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 1,341
HMH Holdings, Inc.	5/2/08 - 3/9/10	$ 24,975
HMH Holdings, Inc. warrants 3/9/17	3/9/10	$ 185
Rathgibson Acquisition Co. LLC Class A	6/9/10	$ 1,188
RDA Holding Co. warrants 2/19/14	2/27/07	$ 3,000
Station Holdco LLC	6/17/11	$ 3,503
Station Holdco LLC warrants 6/15/18	4/29/08 - 11/25/08	$ 15,268

(u) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,123,000 and $1,119,000, respectively. The coupon rate will be determined at time of settlement.

(v) Cash collateral from securities on loan includes an investment of $72,597,000 and cash of $1,000.
* Amount represents less than $1,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$72,597,000 due 1/03/12 at 0.02%
Mizuho Securities USA, Inc.	$ 72,597
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 750
Fidelity Floating Rate Central Fund	9,294
Total	$ 10,044
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 278,657	$ -	$ 153,310	$ 123,932	4.4%
Other Information

The following is a summary of the inputs used, as of December 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 19,416	$ 12,705	$ 4,420	$ 2,291
Financials	15,197	-	15,197	-
Industrials	14,279	7,143	-	7,136
Information Technology	418	418	-	-
Materials	21,956	14,512	1,749	5,695
Utilities	184	184	-	-
Corporate Bonds	3,492,051	-	3,485,653	6,398
U.S. Government and Government Agency Obligations	2,332,356	-	2,332,356	-
U.S. Government Agency - Mortgage Securities	173,795	-	173,795	-
Asset-Backed Securities	2,764	-	2,764	-
Collateralized Mortgage Obligations	364,758	-	364,758	-
Commercial Mortgage Securities	5,782	-	5,782	-
Foreign Government and Government Agency Obligations	2,300,810	-	2,291,241	9,569
Floating Rate Loans	419,654	-	419,401	253
Sovereign Loan Participations	11,569	-	-	11,569
Fixed-Income Funds	123,932	123,932	-	-
Preferred Securities	28,797	-	28,797	-
Other	-	-	-	-
Money Market Funds	838,855	838,855	-	-
Cash Equivalents	72,597	-	72,597	-
Total Investments in Securities:	$ 10,239,170	$ 997,749	$ 9,198,510	$ 42,911
Derivative Instruments:
Assets
Futures Contracts	$ 146	$ 146	$ -	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (418)	$ -	$ (418)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 13,448
Total Realized Gain (Loss)	(2,519)
Total Unrealized Gain (Loss)	384
Cost of Purchases	27,292
Proceeds of Sales	(20,598)
Amortization/Accretion	214
Transfers in to Level 3	25,106
Transfers out of Level 3	(416)
Ending Balance	$ 42,911
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2011	$ (3,455)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of December 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 146	$ -
Total Interest Rate Risk	$ 146	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	66.2%
Netherlands	3.1%
Canada	2.8%
United Kingdom	2.7%
Germany	2.4%
Japan	2.3%
Venezuela	2.2%
Luxembourg	1.9%
Italy	1.5%
Bermuda	1.4%
Mexico	1.2%
Turkey	1.2%
France	1.1%
Russia	1.0%
Others (Individually Less Than 1%)	9.0%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2011
Assets
Investment in securities, at value (including securities loaned of $71,227 and repurchase agreements of $72,597) - See accompanying schedule: Unaffiliated issuers (cost $9,090,704)	$ 9,276,383
Fidelity Central Funds (cost $924,766)	962,787
Total Investments (cost $10,015,470)		$ 10,239,170
Cash		1,764
Foreign currency held at value (cost $160)		159
Receivable for investments sold Regular delivery		59,091
Delayed delivery		33,309
Receivable for TBA sale commitments		416
Receivable for fund shares sold		24,016
Dividends receivable		177
Interest receivable		116,824
Distributions receivable from Fidelity Central Funds		598
Receivable for daily variation margin on futures contracts		62
Prepaid expenses		25
Other receivables		13
Total assets		10,475,624

Liabilities
Payable for investments purchased Regular delivery	$ 112,347
Delayed delivery	121,050
TBA sale commitments, at value	418
Payable for fund shares redeemed	36,717
Distributions payable	26,667
Accrued management fee	4,724
Distribution and service plan fees payable	2,974
Other affiliated payables	1,350
Other payables and accrued expenses	264
Collateral on securities loaned, at value	72,598
Total liabilities		379,109
Net Assets		$ 10,096,515
Net Assets consist of:
Paid in capital		$ 9,851,042
Undistributed net investment income		72,067
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(48,068)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		221,474
Net Assets		$ 10,096,515

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,746,083 ÷ 393,102 shares)	$ 12.07

Maximum offering price per share (100/96.00 of $12.07)	$ 12.57
Class T: Net Asset Value and redemption price per share ($1,470,693 ÷ 121,871 shares)	$ 12.07

Maximum offering price per share (100/96.00 of $12.07)	$ 12.57
Class B: Net Asset Value and offering price per share ($243,774 ÷ 20,133 shares)A	$ 12.11

Class C: Net Asset Value and offering price per share ($1,824,239 ÷ 151,433 shares)A	$ 12.05

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,811,726 ÷ 148,342 shares)	$ 12.21

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended December 31, 2011

Investment Income
Dividends		$ 6,353
Interest		489,116
Income from Fidelity Central Funds		10,044
Total income		505,513

Expenses
Management fee	$ 54,143
Transfer agent fees	14,046
Distribution and service plan fees	34,389
Accounting and security lending fees	1,556
Custodian fees and expenses	371
Independent trustees' compensation	34
Registration fees	560
Audit	121
Legal	48
Miscellaneous	82
Total expenses before reductions	105,350
Expense reductions	(6)	105,344
Net investment income (loss)		400,169
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	165,215
Fidelity Central Funds	29,997
Foreign currency transactions	1,867
Futures contracts	864
Swap agreements	(133)
Total net realized gain (loss)		197,810
Change in net unrealized appreciation (depreciation) on: Investment securities	(201,697)
Assets and liabilities in foreign currencies	(2,090)
Futures contracts	146
Swap agreements	95
Delayed delivery commitments	(88)
Total change in net unrealized appreciation (depreciation)		(203,634)
Net gain (loss)		(5,824)
Net increase (decrease) in net assets resulting from operations		$ 394,345

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2011	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 400,169	$ 422,340
Net realized gain (loss)	197,810	249,627
Change in net unrealized appreciation (depreciation)	(203,634)	102,891
Net increase (decrease) in net assets resulting from operations	394,345	774,858
Distributions to shareholders from net investment income	(430,975)	(395,760)
Distributions to shareholders from net realized gain	(225,437)	(207,173)
Total distributions	(656,412)	(602,933)
Share transactions - net increase (decrease)	1,221,796	821,772
Total increase (decrease) in net assets	959,729	993,697

Net Assets
Beginning of period	9,136,786	8,143,089
End of period (including undistributed net investment income of $72,067 and undistributed net investment income of $104,248, respectively)	$ 10,096,515	$ 9,136,786

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.38	$ 12.13	$ 9.77	$ 11.62	$ 11.76
Income from Investment Operations
Net investment income (loss) C	.536	.622	.681	.600	.616
Net realized and unrealized gain (loss)	.009 F	.500	2.345	(1.826)	(.019)
Total from investment operations	.545	1.122	3.026	(1.226)	.597
Distributions from net investment income	(.572)	(.582)	(.566)	(.554)	(.607)
Distributions from net realized gain	(.283)	(.290)	(.100)	(.070)	(.130)
Total distributions	(.855)	(.872)	(.666)	(.624)	(.737)
Net asset value, end of period	$ 12.07	$ 12.38	$ 12.13	$ 9.77	$ 11.62
Total Return A,B	4.47%	9.48%	31.74%	(10.98)%	5.22%
Ratios to Average Net Assets D,G
Expenses before reductions	.99%	.99%	1.01%	1.02%	1.01%
Expenses net of fee waivers, if any	.99%	.99%	1.01%	1.02%	1.01%
Expenses net of all reductions	.99%	.99%	1.01%	1.02%	1.01%
Net investment income (loss)	4.29%	5.00%	6.14%	5.49%	5.27%
Supplemental Data
Net assets, end of period (in millions)	$ 4,746	$ 4,169	$ 3,725	$ 2,174	$ 1,931
Portfolio turnover rate E	221%	207%	202%	255%	149%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.38	$ 12.12	$ 9.77	$ 11.62	$ 11.76
Income from Investment Operations
Net investment income (loss) C	.536	.621	.675	.607	.620
Net realized and unrealized gain (loss)	.009 F	.511	2.341	(1.832)	(.021)
Total from investment operations	.545	1.132	3.016	(1.225)	.599
Distributions from net investment income	(.572)	(.582)	(.566)	(.555)	(.609)
Distributions from net realized gain	(.283)	(.290)	(.100)	(.070)	(.130)
Total distributions	(.855)	(.872)	(.666)	(.625)	(.739)
Net asset value, end of period	$ 12.07	$ 12.38	$ 12.12	$ 9.77	$ 11.62
Total Return A,B	4.48%	9.57%	31.64%	(10.97)%	5.24%
Ratios to Average Net Assets D,G
Expenses before reductions	.98%	.99%	1.01%	1.01%	.99%
Expenses net of fee waivers, if any	.98%	.99%	1.01%	1.01%	.99%
Expenses net of all reductions	.98%	.99%	1.01%	1.01%	.99%
Net investment income (loss)	4.29%	5.00%	6.14%	5.50%	5.29%
Supplemental Data
Net assets, end of period (in millions)	$ 1,471	$ 1,571	$ 1,579	$ 1,337	$ 1,983
Portfolio turnover rate E	221%	207%	202%	255%	149%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.42	$ 12.16	$ 9.80	$ 11.65	$ 11.79
Income from Investment Operations
Net investment income (loss) C	.449	.535	.600	.525	.533
Net realized and unrealized gain (loss)	.007 F	.509	2.348	(1.831)	(.022)
Total from investment operations	.456	1.044	2.948	(1.306)	.511
Distributions from net investment income	(.483)	(.494)	(.488)	(.474)	(.521)
Distributions from net realized gain	(.283)	(.290)	(.100)	(.070)	(.130)
Total distributions	(.766)	(.784)	(.588)	(.544)	(.651)
Net asset value, end of period	$ 12.11	$ 12.42	$ 12.16	$ 9.80	$ 11.65
Total Return A,B	3.72%	8.77%	30.72%	(11.60)%	4.44%
Ratios to Average Net Assets D,G
Expenses before reductions	1.69%	1.70%	1.72%	1.76%	1.74%
Expenses net of fee waivers, if any	1.69%	1.70%	1.72%	1.75%	1.74%
Expenses net of all reductions	1.69%	1.70%	1.72%	1.75%	1.74%
Net investment income (loss)	3.59%	4.30%	5.43%	4.76%	4.54%
Supplemental Data
Net assets, end of period (in millions)	$ 244	$ 307	$ 348	$ 267	$ 335
Portfolio turnover rate E	221%	207%	202%	255%	149%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.36	$ 12.10	$ 9.76	$ 11.60	$ 11.74
Income from Investment Operations
Net investment income (loss) C	.441	.528	.597	.517	.526
Net realized and unrealized gain (loss)	.010 F	.512	2.327	(1.817)	(.020)
Total from investment operations	.451	1.040	2.924	(1.300)	.506
Distributions from net investment income	(.478)	(.490)	(.484)	(.470)	(.516)
Distributions from net realized gain	(.283)	(.290)	(.100)	(.070)	(.130)
Total distributions	(.761)	(.780)	(.584)	(.540)	(.646)
Net asset value, end of period	$ 12.05	$ 12.36	$ 12.10	$ 9.76	$ 11.60
Total Return A,B	3.71%	8.77%	30.60%	(11.59)%	4.42%
Ratios to Average Net Assets D,G
Expenses before reductions	1.74%	1.74%	1.75%	1.79%	1.78%
Expenses net of fee waivers, if any	1.74%	1.74%	1.75%	1.79%	1.78%
Expenses net of all reductions	1.74%	1.74%	1.75%	1.79%	1.78%
Net investment income (loss)	3.54%	4.26%	5.40%	4.72%	4.50%
Supplemental Data
Net assets, end of period (in millions)	$ 1,824	$ 1,609	$ 1,336	$ 800	$ 866
Portfolio turnover rate E	221%	207%	202%	255%	149%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.52	$ 12.25	$ 9.87	$ 11.72	$ 11.86
Income from Investment Operations
Net investment income (loss) B	.570	.657	.710	.635	.652
Net realized and unrealized gain (loss)	.003 F	.514	2.361	(1.835)	(.027)
Total from investment operations	.573	1.171	3.071	(1.200)	.625
Distributions from net investment income	(.600)	(.611)	(.591)	(.580)	(.635)
Distributions from net realized gain	(.283)	(.290)	(.100)	(.070)	(.130)
Total distributions	(.883)	(.901)	(.691)	(.650)	(.765)
Net asset value, end of period	$ 12.21	$ 12.52	$ 12.25	$ 9.87	$ 11.72
Total Return A	4.66%	9.80%	31.92%	(10.67)%	5.42%
Ratios to Average Net Assets C,E
Expenses before reductions	.76%	.76%	.78%	.78%	.77%
Expenses net of fee waivers, if any	.76%	.76%	.78%	.78%	.77%
Expenses net of all reductions	.76%	.76%	.78%	.78%	.76%
Net investment income (loss)	4.52%	5.23%	6.37%	5.73%	5.52%
Supplemental Data
Net assets, end of period (in millions)	$ 1,812	$ 1,481	$ 1,156	$ 750	$ 889
Portfolio turnover rate D	221%	207%	202%	255%	149%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2011

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Strategic Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

Annual Report

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations, preferred securities, U.S. government and government agency obligations and sovereign loan participations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

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3. Significant Accounting Policies - continued

Security Valuation - continued

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. As of December 31, 2011, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 512,968
Gross unrealized depreciation	(264,871)
Net unrealized appreciation (depreciation) on securities and other investments	$ 248,097

Tax Cost	$ 9,991,073

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 10,038
Undistributed long-term capital gain	$ 8,716
Net unrealized appreciation (depreciation)	$ 245,726

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	December 31, 2011	December 31, 2010
Ordinary Income	$ 499,338	$ 495,344
Long-term Capital Gains	157,074	107,589
Total	$ 656,412	$ 602,933

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

4. Operating Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount however; delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells MBS and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell MBS on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a dollar roll or a reverse dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Operating Policies - continued

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts and swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund receives collateral in the form of cash or securities, if required, which is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the

Annual Report

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

swap counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties in an amount equal to the counterparties unrealized appreciation on outstanding swaps contracts, and any such pledged collateral is identified on the Schedule of Investments. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 864	$ 146
Swap Agreements	(133)	95
Totals (a)	$ 731	$ 241

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market, and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Derivative Instruments - continued

Futures Contracts - continued

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, if any, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $11,147,528 and $10,947,204, respectively.

Annual Report

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 11,109	$ 156
Class T	-%	.25%	3,777	40
Class B	.65%	.25%	2,448	1,769
Class C	.75%	.25%	17,055	3,673
			$ 34,389	$ 5,638

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 620
Class T	98
Class B*	543
Class C*	237
$ 1,498

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 6,308.14
Class T	2,121.14
Class B	542.20
Class C	2,405.14
Institutional Class	2,670.16
	$ 14,046

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were four dollars for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $29 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $108.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2011	2010
From net investment income
Class A	$ 205,948	$ 184,441
Class T	68,991	73,231
Class B	10,324	13,190
Class C	66,420	59,445
Institutional Class	79,292	65,453
Total	$ 430,975	$ 395,760

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

11. Distributions to Shareholders - continued

Years ended December 31,	2011	2010
From net realized gain
Class A	$ 105,689	$ 94,835
Class T	33,932	35,520
Class B	5,842	7,104
Class C	40,648	36,622
Institutional Class	39,326	33,092
Total	$ 225,437	$ 207,173

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2011	2010	2011	2010
Class A
Shares sold	126,923	112,762	$ 1,585,126	$ 1,400,620
Reinvestment of distributions	20,017	18,407	246,096	227,669
Shares redeemed	(90,489)	(101,668)	(1,129,354)	(1,258,358)
Net increase (decrease)	56,451	29,501	$ 701,868	$ 369,931
Class T
Shares sold	25,003	29,433	$ 311,991	$ 365,455
Reinvestment of distributions	6,988	7,441	85,992	92,005
Shares redeemed	(36,994)	(40,227)	(461,831)	(499,102)
Net increase (decrease)	(5,003)	(3,353)	$ (63,848)	$ (41,642)
Class B
Shares sold	1,555	5,248	$ 19,480	$ 64,803
Reinvestment of distributions	1,018	1,280	12,558	15,870
Shares redeemed	(7,166)	(10,447)	(89,747)	(130,170)
Net increase (decrease)	(4,593)	(3,919)	$ (57,709)	$ (49,497)
Class C
Shares sold	44,256	39,572	$ 551,111	$ 490,689
Reinvestment of distributions	6,683	5,847	81,884	72,188
Shares redeemed	(29,665)	(25,653)	(369,130)	(318,984)
Net increase (decrease)	21,274	19,766	$ 263,865	$ 243,893
Institutional Class
Shares sold	67,033	51,309	$ 846,232	$ 643,733
Reinvestment of distributions	6,936	5,561	86,262	69,558
Shares redeemed	(43,944)	(32,913)	(554,874)	(414,204)
Net increase (decrease)	30,025	23,957	$ 377,620	$ 299,087

Annual Report

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

14. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Strategic Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Strategic Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the schedule of investments, as of December 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodians, agent banks and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Strategic Income Fund as of December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 21, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 429 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Annual Report

Trustees and Officers - continued

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Derek L. Young (47)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as President and a Director of Strategic Advisers, Inc. (2011-present), President of the Global Asset Allocation Group (2011-present), and as Vice Chairman of Pyramis Global Advisers, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of the Global Asset Allocation Group (2009-2011) and as a portfolio manager.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (50)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor Strategic Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	02/13/2012	02/10/2012	$0.012

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2011, $129,791,985, or, if subsequently determined to be different, the net capital gain of such year.

A total of 6.71% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $242,832,752 of distributions paid during the period January 1, 2011 to December 31, 2011 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Institutional Class designates 3% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Strategic Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the cumulative total returns of Institutional Class (Class I) and Class C of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's four general investment categories according to their respective weightings in the fund's neutral mix.

Annual Report

Fidelity Advisor Strategic Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Institutional Class (Class I) of the fund was in the third quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 27% means that 73% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Strategic Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Annual Report

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2010.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

SII-UANN-0212
1.787728.108

Item 2. Code of Ethics

As of the end of the period, December 31, 2011, Fidelity Advisor Series II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Advisor Strategic Income Fund (the "Fund"):

Services Billed by Deloitte Entities

December 31, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Strategic Income Fund	$92,000	$-	$7,000	$1,400

December 31, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Strategic Income Fund	$86,000	$-	$8,200	$-

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by Deloitte Entities

	December 31, 2011A	December 31, 2010A
Audit-Related Fees	$610,000	$645,000
Tax Fees	$-	$-
All Other Fees	$430,000	$840,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	December 31, 2011 A	December 31, 2010 A
Deloitte Entities	$1,145,000	$1,590,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 27, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 27, 2012